Schedule of Investments(a)
Invesco ESG S&P 500 Equal Weight ETF (RSPE)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-5.45%
Alphabet, Inc., Class A(b)	7	$15,927
Alphabet, Inc., Class C(b)	6	13,685
AT&T, Inc.	1,690	35,980
Comcast Corp., Class A	693	30,686
Electronic Arts, Inc.	266	36,881
Interpublic Group of Cos., Inc. (The)	888	28,620
Omnicom Group, Inc.	389	29,023
Take-Two Interactive Software, Inc.(b)	241	30,012
Twitter, Inc.(b)	703	27,839
Verizon Communications, Inc.	604	30,979
Walt Disney Co. (The)(b)	264	29,156
		308,788
Consumer Discretionary-12.12%
Aptiv PLC(b)	296	31,447
Best Buy Co., Inc.	417	34,219
Darden Restaurants, Inc.	240	30,000
Dollar Tree, Inc.(b)	189	30,302
eBay, Inc.	599	29,153
Etsy, Inc.(b)	306	24,823
General Motors Co.(b)	787	30,441
Hasbro, Inc.	370	33,208
Hilton Worldwide Holdings, Inc.(b)	202	28,454
Home Depot, Inc. (The)	104	31,486
Lowe’s Cos., Inc.	157	30,662
Marriott International, Inc., Class A(b)	173	29,683
McDonald’s Corp.	128	32,283
Newell Brands, Inc.	1,415	30,338
NIKE, Inc., Class B	242	28,762
PVH Corp.	413	29,269
Royal Caribbean Cruises Ltd.(b)(c)	389	22,589
Starbucks Corp.	410	32,185
Target Corp.	132	21,368
TJX Cos., Inc. (The)	492	31,276
VF Corp.	569	28,712
Whirlpool Corp.	184	33,900
Yum! Brands, Inc.	261	31,704
		686,264
Consumer Staples-6.49%
Archer-Daniels-Midland Co.	334	30,334
Campbell Soup Co.	697	33,393
Colgate-Palmolive Co.	403	31,760
Estee Lauder Cos., Inc. (The), Class A	118	30,049
General Mills, Inc.	451	31,502
Hershey Co. (The)	143	30,275
Kellogg Co.	476	33,196
Kraft Heinz Co. (The)	758	28,675
McCormick & Co., Inc.	316	29,300
Mondelez International, Inc., Class A	500	31,780
Walgreens Boots Alliance, Inc.	706	30,944
Walmart, Inc.	206	26,498
		367,706
Financials-14.66%
Aflac, Inc.	493	29,861
Allstate Corp. (The)	228	31,165
American Express Co.	174	29,375
American International Group, Inc.	510	29,927
Bank of America Corp.	828	30,802
Bank of New York Mellon Corp. (The)	699	32,580
Capital One Financial Corp.	232	29,663
	Shares	Value
Financials-(continued)
Citigroup, Inc.	619	$33,061
Comerica, Inc.	377	31,370
Fifth Third Bancorp	808	31,859
Hartford Financial Services Group, Inc. (The)	440	31,904
Invesco Ltd.(d)	1,511	29,223
JPMorgan Chase & Co.	250	33,057
KeyCorp	1,510	30,140
Lincoln National Corp.	478	27,691
MetLife, Inc.	453	30,528
Moody’s Corp.	98	29,554
Morgan Stanley	363	31,269
Nasdaq, Inc.	190	29,499
Northern Trust Corp.	290	32,407
Principal Financial Group, Inc.	431	31,433
Prudential Financial, Inc.	271	28,794
Regions Financial Corp.	1,495	33,025
S&P Global, Inc.	82	28,657
State Street Corp.	433	31,388
U.S. Bancorp	619	32,850
Willis Towers Watson PLC	137	28,917
		829,999
Health Care-14.13%
Abbott Laboratories	268	31,479
AbbVie, Inc.	210	30,948
Agilent Technologies, Inc.	254	32,400
Amgen, Inc.	129	33,119
Anthem, Inc.	62	31,596
Baxter International, Inc.	418	31,789
Becton, Dickinson and Co.	123	31,463
Biogen, Inc.(b)	149	29,800
Boston Scientific Corp.(b)	697	28,584
Cigna Corp.	122	32,731
CVS Health Corp.	308	29,799
DaVita, Inc.(b)	266	25,932
Edwards Lifesciences Corp.(b)	256	25,818
Gilead Sciences, Inc.	516	33,463
Hologic, Inc.(b)	420	31,613
Humana, Inc.	70	31,796
Illumina, Inc.(b)	95	22,751
Medtronic PLC	291	29,144
Merck & Co., Inc.	380	34,971
Mettler-Toledo International, Inc.(b)	24	30,867
Moderna, Inc.(b)	219	31,827
Quest Diagnostics, Inc.	237	33,422
Regeneron Pharmaceuticals, Inc.(b)	45	29,913
UnitedHealth Group, Inc.	60	29,807
Vertex Pharmaceuticals, Inc.(b)	115	30,895
Waters Corp.(b)	105	34,435
		800,362
Industrials-14.97%
American Airlines Group, Inc.(b)(c)	1,686	30,129
Caterpillar, Inc.	140	30,219
CSX Corp.	930	29,565
Cummins, Inc.	160	33,459
Deere & Co.	75	26,833
Dover Corp.	211	28,255
Emerson Electric Co.	338	29,967
Fortive Corp.	548	33,850
IDEX Corp.	167	31,989
Illinois Tool Works, Inc.	159	33,083
Ingersoll Rand, Inc.	665	31,355
See accompanying notes which are an integral part of this schedule.

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
J.B. Hunt Transport Services, Inc.	190	$32,790
Johnson Controls International PLC	505	27,528
Nielsen Holdings PLC	1,211	30,953
Norfolk Southern Corp.	123	29,478
PACCAR, Inc.	375	32,565
Pentair PLC	605	30,353
Republic Services, Inc.	245	32,791
Rockwell Automation, Inc.	120	25,584
Stanley Black & Decker, Inc.	228	27,061
Trane Technologies PLC	213	29,407
Union Pacific Corp.	133	29,231
United Parcel Service, Inc., Class B	172	31,347
United Rentals, Inc.(b)	93	27,731
Verisk Analytics, Inc.	151	26,413
W.W. Grainger, Inc.	64	31,172
Waste Management, Inc.	205	32,495
Xylem, Inc.	378	31,846
		847,449
Information Technology-16.88%
Accenture PLC, Class A	101	30,144
Adobe, Inc.(b)	76	31,653
Advanced Micro Devices, Inc.(b)	349	35,549
Akamai Technologies, Inc.(b)	269	27,180
ANSYS, Inc.(b)	113	29,421
Applied Materials, Inc.	279	32,724
Arista Networks, Inc.(b)	258	26,388
Autodesk, Inc.(b)	163	33,863
Cisco Systems, Inc.	620	27,931
Hewlett Packard Enterprise Co.	1,988	31,013
HP, Inc.	834	32,393
Intel Corp.	683	30,339
Intuit, Inc.	68	28,183
Juniper Networks, Inc.	900	27,612
Keysight Technologies, Inc.(b)	217	31,595
Lam Research Corp.	68	35,362
Mastercard, Inc., Class A	90	32,208
Micron Technology, Inc.	449	33,154
Microsoft Corp.	115	31,265
Motorola Solutions, Inc.	139	30,544
NortonLifeLock, Inc.	1,218	29,646
NVIDIA Corp.	153	28,568
Oracle Corp.	409	29,415
QUALCOMM, Inc.	234	33,514
Roper Technologies, Inc.	70	30,971
salesforce.com, inc.(b)	176	28,202
ServiceNow, Inc.(b)	65	30,386
TE Connectivity Ltd. (Switzerland)	259	33,512
Texas Instruments, Inc.	183	32,347
Tyler Technologies, Inc.(b)	81	28,821
Visa, Inc., Class A(c)	151	32,038
		955,941
Materials-6.06%
Air Products and Chemicals, Inc.	132	32,493
Albemarle Corp.	151	39,323
CF Industries Holdings, Inc.	309	30,520
Dow, Inc.	486	33,038
Ecolab, Inc.	180	29,504
	Shares	Value
Materials-(continued)
Freeport-McMoRan, Inc.	658	$25,715
Linde PLC (United Kingdom)	101	32,793
LyondellBasell Industries N.V., Class A	296	33,818
Mosaic Co. (The)	434	27,190
Newmont Corp.	398	27,004
PPG Industries, Inc.	249	31,496
		342,894
Real Estate-6.29%
Boston Properties, Inc.	257	28,573
CBRE Group, Inc., Class A(b)	375	31,065
Digital Realty Trust, Inc.	215	30,012
Healthpeak Properties, Inc.	930	27,612
Host Hotels & Resorts, Inc.	1,608	32,144
Iron Mountain, Inc.	569	30,669
Kimco Realty Corp.	1,253	29,634
Prologis, Inc.	190	24,221
Regency Centers Corp.	452	30,831
Ventas, Inc.	541	30,696
Welltower, Inc.	337	30,023
Weyerhaeuser Co.	780	30,826
		356,306
Utilities-2.79%
American Water Works Co., Inc.	196	29,645
Consolidated Edison, Inc.	334	33,153
Edison International	451	31,529
Eversource Energy	352	32,497
Sempra Energy	190	31,133
		157,957
Total Common Stocks & Other Equity Interests (Cost $6,036,619)		5,653,666
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $2,204)	2,204	2,204
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $6,038,823)		5,655,870
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.19%
Invesco Private Government Fund, 0.74%(d)(e)(f)	20,242	20,242
Invesco Private Prime Fund, 0.87%(d)(e)(f)	47,226	47,231
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,470)		67,473
TOTAL INVESTMENTS IN SECURITIES-101.07% (Cost $6,106,293)		5,723,343
OTHER ASSETS LESS LIABILITIES-(1.07)%		(60,489)
NET ASSETS-100.00%		$5,662,854

See accompanying notes which are an integral part of this schedule.

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
May 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Invesco Ltd.	$-	$48,284	$(10,902)	$(4,305)	$(3,854)	$29,223	$478
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	51,665	(49,461)	-	-	2,204	2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	185,132	(164,890)	-	-	20,242	32*
Invesco Private Prime Fund	-	405,796	(358,564)	3	(4)	47,231	76*
Total	$-	$690,877	$(583,817)	$(4,302)	$(3,858)	$98,900	$588

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-3.27%
Alphabet, Inc., Class A(b)	1	$2,275
Alphabet, Inc., Class C(b)	1	2,281
AT&T, Inc.	243	5,174
Cable One, Inc.	3	3,909
Charter Communications, Inc., Class A(b)	9	4,562
Comcast Corp., Class A	109	4,827
DISH Network Corp., Class A(b)(c)	176	4,018
Electronic Arts, Inc.	45	6,239
Fox Corp., Class A	108	3,835
Fox Corp., Class B	51	1,668
IAC/InterActiveCorp.(b)(c)	43	3,668
Interpublic Group of Cos., Inc. (The)	163	5,254
Meta Platforms, Inc., Class A(b)	18	3,486
New York Times Co. (The), Class A	117	4,035
News Corp., Class A	195	3,393
News Corp., Class B	60	1,055
Nexstar Media Group, Inc., Class A	37	6,483
Omnicom Group, Inc.	81	6,043
Paramount Global, Class A	168	6,193
Paramount Global, Class B	181	6,214
Sirius XM Holdings, Inc.(c)	895	5,728
T-Mobile US, Inc.(b)	51	6,798
Verizon Communications, Inc.	108	5,539
Warner Bros Discovery, Inc.(b)	303	5,590
World Wrestling Entertainment, Inc., Class A	113	7,545
		115,812
Consumer Discretionary-10.49%
Advance Auto Parts, Inc.(c)	25	4,746
Amazon.com, Inc.(b)	2	4,808
Aptiv PLC(b)	34	3,612
AutoNation, Inc.(b)(c)	44	5,261
AutoZone, Inc.(b)	3	6,179
Bath & Body Works, Inc.	77	3,159
Best Buy Co., Inc.	53	4,349
BorgWarner, Inc.	125	5,040
Boyd Gaming Corp.	95	5,583
Brunswick Corp.	59	4,439
Burlington Stores, Inc.(b)(c)	19	3,198
Capri Holdings Ltd.(b)	91	4,435
CarMax, Inc.(b)(c)	39	3,872
Carter’s, Inc.	55	4,238
Chipotle Mexican Grill, Inc.(b)	3	4,208
Choice Hotels International, Inc.	39	4,988
Columbia Sportswear Co.	56	4,356
D.R. Horton, Inc.	56	4,208
Darden Restaurants, Inc.	40	5,000
Deckers Outdoor Corp.(b)(c)	14	3,760
Dick’s Sporting Goods, Inc.	47	3,818
Dollar General Corp.	24	5,288
Dollar Tree, Inc.(b)	41	6,574
Domino’s Pizza, Inc.	11	3,995
eBay, Inc.	80	3,894
Etsy, Inc.(b)(c)	21	1,704
Five Below, Inc.(b)	29	3,787
Floor & Decor Holdings, Inc., Class A(b)(c)	43	3,244
Foot Locker, Inc.(c)	121	3,991
Ford Motor Co.	275	3,762
Gap, Inc. (The)(c)	337	3,717
Garmin Ltd.	41	4,330
General Motors Co.(b)	93	3,597
Gentex Corp.	159	4,942
	Shares	Value
Consumer Discretionary-(continued)
Genuine Parts Co.	43	$5,879
Harley-Davidson, Inc.	147	5,171
Hasbro, Inc.	56	5,026
Home Depot, Inc. (The)	14	4,238
Kohl’s Corp.(c)	111	4,475
Lear Corp.(c)	32	4,511
Leggett & Platt, Inc.	133	5,210
Lennar Corp., Class A	48	3,852
Lennar Corp., Class B	2	134
Lithia Motors, Inc., Class A(c)	20	6,089
LKQ Corp.	96	4,933
Lowe’s Cos., Inc.	23	4,492
Mattel, Inc.(b)	252	6,330
McDonald’s Corp.	23	5,801
Mohawk Industries, Inc.(b)	33	4,668
Newell Brands, Inc.	261	5,596
NIKE, Inc., Class B	33	3,922
NVR, Inc.(b)	1	4,451
O’Reilly Automotive, Inc.(b)	9	5,735
Penske Automotive Group, Inc.	55	6,333
Polaris, Inc.	49	5,221
Pool Corp.	10	3,986
PulteGroup, Inc.	108	4,888
PVH Corp.	52	3,685
Qurate Retail, Inc., Class A	708	2,556
Ralph Lauren Corp.(c)	47	4,751
RH(b)	10	2,901
Ross Stores, Inc.	52	4,421
Service Corp. International	83	5,812
Skechers U.S.A., Inc., Class A(b)	121	4,767
Starbucks Corp.	49	3,846
Tapestry, Inc.	139	4,795
Target Corp.	23	3,723
Tempur Sealy International, Inc.	124	3,270
Thor Industries, Inc.(c)	52	3,950
TJX Cos., Inc. (The)	79	5,022
Toll Brothers, Inc.	85	4,290
TopBuild Corp.(b)	21	4,142
Tractor Supply Co.	24	4,497
Travel + Leisure Co.	115	5,878
Ulta Beauty, Inc.(b)	15	6,346
Vail Resorts, Inc.	17	4,288
VF Corp.	76	3,835
Wayfair, Inc., Class A(b)(c)	23	1,366
Wendy’s Co. (The)	264	4,921
Whirlpool Corp.	25	4,606
Williams-Sonoma, Inc.	29	3,710
YETI Holdings, Inc.(b)(c)	64	2,928
Yum China Holdings, Inc. (China)(c)	108	4,910
Yum! Brands, Inc.	44	5,345
		371,584
Consumer Staples-7.03%
Albertsons Cos., Inc., Class A(c)	157	4,796
Altria Group, Inc.	127	6,869
Archer-Daniels-Midland Co.	89	8,083
Brown-Forman Corp., Class A	16	1,010
Brown-Forman Corp., Class B	63	4,166
Bunge Ltd.	64	7,573
Campbell Soup Co.	135	6,468
Casey’s General Stores, Inc.	29	6,077
Church & Dwight Co., Inc.	60	5,404
Clorox Co. (The)	33	4,797
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Coca-Cola Co. (The)	103	$6,528
Colgate-Palmolive Co.	72	5,674
Conagra Brands, Inc.	177	5,822
Constellation Brands, Inc., Class A	25	6,137
Costco Wholesale Corp.	11	5,128
Darling Ingredients, Inc.(b)(c)	83	6,646
Estee Lauder Cos., Inc. (The), Class A	17	4,329
Flowers Foods, Inc.	209	5,768
General Mills, Inc.	88	6,147
Hain Celestial Group, Inc. (The)(b)	140	3,689
Hershey Co. (The)	31	6,563
Hormel Foods Corp.	128	6,230
Ingredion, Inc.	59	5,587
JM Smucker Co. (The)	43	5,391
Kellogg Co.	88	6,137
Keurig Dr Pepper, Inc.	160	5,558
Kimberly-Clark Corp.	41	5,454
Kraft Heinz Co. (The)	164	6,204
Kroger Co. (The)	136	7,204
McCormick & Co., Inc.	63	5,841
Mondelez International, Inc., Class A	92	5,848
Monster Beverage Corp.(b)	67	5,971
PepsiCo, Inc.	35	5,871
Philip Morris International, Inc.	63	6,694
Post Holdings, Inc.(b)	57	4,687
Procter & Gamble Co. (The)	37	5,472
Reynolds Consumer Products, Inc.(c)	184	5,008
Seaboard Corp.	1	4,139
Spectrum Brands Holdings, Inc.	55	4,826
Sysco Corp.	79	6,650
Tyson Foods, Inc., Class A	69	6,183
US Foods Holding Corp.(b)	179	5,928
Walgreens Boots Alliance, Inc.	125	5,479
Walmart, Inc.	40	5,145
		249,181
Energy-3.18%
Antero Midstream Corp.(c)	565	6,136
Chevron Corp.	49	8,558
ConocoPhillips	79	8,877
Continental Resources, Inc.(c)	127	8,645
Coterra Energy, Inc.	276	9,475
EOG Resources, Inc.	65	8,902
HF Sinclair Corp.	167	8,200
Kinder Morgan, Inc.	352	6,931
Marathon Petroleum Corp.	90	9,161
ONEOK, Inc.	92	6,058
Pioneer Natural Resources Co.	31	8,616
Targa Resources Corp.	108	7,778
Texas Pacific Land Corp.	5	7,830
Williams Cos., Inc. (The)	203	7,523
		112,690
Financials-16.68%
Affiliated Managers Group, Inc.	32	4,276
Aflac, Inc.	100	6,057
AGNC Investment Corp.	356	4,354
Alleghany Corp.(b)	8	6,670
Ally Financial, Inc.	120	5,285
American Express Co.	36	6,077
American Financial Group, Inc.	41	5,793
Ameriprise Financial, Inc.	19	5,249
Aon PLC, Class A	19	5,238
	Shares	Value
Financials-(continued)
Arch Capital Group Ltd.(b)	132	$6,265
Arthur J. Gallagher & Co.	33	5,344
Assurant, Inc.	36	6,361
Assured Guaranty Ltd.	112	6,591
Bank of America Corp.	123	4,576
Bank of Hawaii Corp.	68	5,405
Bank of New York Mellon Corp. (The)	100	4,661
Bank OZK	121	5,018
Berkshire Hathaway, Inc., Class B(b)	20	6,320
BlackRock, Inc.	6	4,014
Blackstone, Inc., Class A	40	4,712
BOK Financial Corp.(c)	53	4,567
Brown & Brown, Inc.	84	4,987
Capital One Financial Corp.	40	5,114
Cboe Global Markets, Inc.	43	4,829
Charles Schwab Corp. (The)	71	4,977
Chubb Ltd.	31	6,550
Cincinnati Financial Corp.	48	6,137
Citigroup, Inc.	87	4,647
Citizens Financial Group, Inc.	116	4,800
CME Group, Inc., Class A	25	4,971
CNA Financial Corp.	129	5,913
Comerica, Inc.	67	5,575
Commerce Bancshares, Inc.	83	5,742
Credit Acceptance Corp.(b)(c)	9	5,358
Cullen/Frost Bankers, Inc.	44	5,499
Discover Financial Services	51	5,788
East West Bancorp, Inc.	72	5,295
Evercore, Inc., Class A	40	4,568
Everest Re Group Ltd.	21	5,932
F.N.B. Corp.	467	5,674
FactSet Research Systems, Inc.	12	4,581
Fidelity National Financial, Inc.	109	4,611
Fifth Third Bancorp	129	5,086
First American Financial Corp.	73	4,423
First Citizens BancShares, Inc., Class A	7	4,903
First Hawaiian, Inc.	209	5,352
First Horizon Corp.	349	7,968
First Republic Bank	26	4,031
Franklin Resources, Inc.	169	4,577
Goldman Sachs Group, Inc. (The)	15	4,903
Hartford Financial Services Group, Inc. (The)	83	6,018
Huntington Bancshares, Inc.	367	5,094
Interactive Brokers Group, Inc., Class A	72	4,431
Intercontinental Exchange, Inc.	43	4,403
Invesco Ltd.(d)	245	4,738
Janus Henderson Group PLC	132	3,711
Jefferies Financial Group, Inc.	144	4,755
KeyCorp	244	4,870
Lazard Ltd., Class A	127	4,478
Lincoln National Corp.	85	4,924
Loews Corp.	101	6,614
LPL Financial Holdings, Inc.	35	6,867
M&T Bank Corp.	76	13,678
Markel Corp.(b)	5	6,847
Marsh & McLennan Cos., Inc.	33	5,278
MetLife, Inc.	95	6,402
MGIC Investment Corp.	385	5,363
Moody’s Corp.	15	4,524
Morgan Stanley	57	4,910
Morningstar, Inc.	18	4,627
Nasdaq, Inc.	28	4,347

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
New Residential Investment Corp.(c)	512	$5,786
New York Community Bancorp, Inc.	457	4,561
Northern Trust Corp.	48	5,364
Old Republic International Corp.	228	5,454
OneMain Holdings, Inc.	108	4,758
Pinnacle Financial Partners, Inc.	57	4,641
PNC Financial Services Group, Inc. (The)	28	4,911
Popular, Inc.	71	5,801
Primerica, Inc.	39	4,914
Principal Financial Group, Inc.	80	5,834
Prosperity Bancshares, Inc.	76	5,510
Prudential Financial, Inc.	54	5,737
Raymond James Financial, Inc.	57	5,614
Regions Financial Corp.	243	5,368
S&P Global, Inc.	25	8,737
SEI Investments Co.	92	5,376
Signature Bank	18	3,893
SLM Corp.	300	5,877
Starwood Property Trust, Inc.(c)	217	5,184
State Street Corp.	61	4,422
Stifel Financial Corp.	77	4,941
SVB Financial Group(b)	8	3,909
Synchrony Financial	123	4,556
Synovus Financial Corp.	121	5,161
T. Rowe Price Group, Inc.	28	3,559
TFS Financial Corp.(c)	300	4,506
Travelers Cos., Inc. (The)	37	6,624
Truist Financial Corp.	92	4,576
U.S. Bancorp	99	5,254
Unum Group	243	8,857
Virtu Financial, Inc., Class A	195	5,095
Voya Financial, Inc.	87	5,969
W.R. Berkley Corp.	108	7,682
Webster Financial Corp.	207	10,162
Wells Fargo & Co.	115	5,264
Western Alliance Bancorporation	52	4,231
Willis Towers Watson PLC	24	5,066
Zions Bancorporation N.A.	87	4,962
		590,619
Health Care-10.34%
Abbott Laboratories	43	5,051
AbbVie, Inc.	47	6,926
ABIOMED, Inc.(b)	18	4,747
Agilent Technologies, Inc.	37	4,720
Align Technology, Inc.(b)	9	2,499
AmerisourceBergen Corp.	48	7,430
Amgen, Inc.	27	6,932
Anthem, Inc.	14	7,135
Avantor, Inc.(b)	143	4,582
Azenta, Inc.(c)	48	3,679
Baxter International, Inc.	72	5,476
Becton, Dickinson and Co.	23	5,883
Biogen, Inc.(b)	24	4,800
Bio-Rad Laboratories, Inc., Class A(b)	8	4,302
Boston Scientific Corp.(b)	141	5,782
Bruker Corp.	67	4,186
Cardinal Health, Inc.	119	6,702
Catalent, Inc.(b)	43	4,432
Centene Corp.(b)	77	6,271
Cerner Corp.	77	7,303
Charles River Laboratories International, Inc.(b)	15	3,511
Chemed Corp.	12	5,813
	Shares	Value
Health Care-(continued)
Cigna Corp.	28	$7,512
Cooper Cos., Inc. (The)	15	5,261
CVS Health Corp.	61	5,902
Danaher Corp.	17	4,485
DaVita, Inc.(b)	57	5,557
DENTSPLY SIRONA, Inc.	112	4,431
Edwards Lifesciences Corp.(b)	51	5,143
Eli Lilly and Co.	22	6,896
Embecta Corp.(b)(c)	4	99
Enovis Corp.(b)	39	2,587
Envista Holdings Corp.(b)(c)	141	6,069
Exelixis, Inc.(b)	328	6,012
Gilead Sciences, Inc.	79	5,123
Globus Medical, Inc., Class A(b)(c)	85	5,661
HCA Healthcare, Inc.	24	5,050
Henry Schein, Inc.(b)	77	6,594
Hologic, Inc.(b)	75	5,645
Horizon Therapeutics PLC(b)	51	4,574
Humana, Inc.	13	5,905
ICU Medical, Inc.(b)(c)	24	4,359
Illumina, Inc.(b)	15	3,592
Integra LifeSciences Holdings Corp.(b)(c)	87	5,450
IQVIA Holdings, Inc.(b)	21	4,520
Johnson & Johnson	35	6,284
Laboratory Corp. of America Holdings	19	4,688
Masimo Corp.(b)	20	2,809
Medtronic PLC	52	5,208
Merck & Co., Inc.	73	6,718
Mettler-Toledo International, Inc.(b)	4	5,145
Molina Healthcare, Inc.(b)	20	5,804
PerkinElmer, Inc.	29	4,340
Pfizer, Inc.	99	5,251
Premier, Inc., Class A	145	5,424
QIAGEN N.V.(b)	99	4,549
Quest Diagnostics, Inc.	36	5,077
Regeneron Pharmaceuticals, Inc.(b)	9	5,983
ResMed, Inc.	22	4,476
Royalty Pharma PLC, Class A(c)	139	5,718
STERIS PLC	25	5,705
Stryker Corp.	23	5,394
Syneos Health, Inc.(b)	56	4,138
Thermo Fisher Scientific, Inc.	9	5,108
United Therapeutics Corp.(b)	29	6,680
UnitedHealth Group, Inc.	12	5,961
Universal Health Services, Inc., Class B	47	5,857
Waters Corp.(b)	17	5,575
Zimmer Biomet Holdings, Inc.	45	5,409
Zimvie, Inc.(b)	4	87
Zoetis, Inc.	25	4,273
		366,250
Industrials-16.37%
3M Co.	32	4,777
A.O. Smith Corp.	68	4,088
Acuity Brands, Inc.(c)	28	4,901
Advanced Drainage Systems, Inc.	44	4,818
AECOM	80	5,588
AGCO Corp.	50	6,406
Air Lease Corp.	136	5,115
Allegion PLC	44	4,913
AMERCO	8	3,920
AMETEK, Inc.	40	4,859
Armstrong World Industries, Inc.(c)	51	4,259

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
AZEK Co., Inc. (The)(b)(c)	140	$2,950
Booz Allen Hamilton Holding Corp.	64	5,495
Builders FirstSource, Inc.(b)	77	5,012
C.H. Robinson Worldwide, Inc.	59	6,402
CACI International, Inc., Class A(b)	21	5,888
Carlisle Cos., Inc.	24	6,106
Carrier Global Corp.	100	3,931
Caterpillar, Inc.	29	6,260
Cintas Corp.	13	5,178
Clean Harbors, Inc.(b)	55	5,137
Copart, Inc.(b)	39	4,467
Crane Holdings Co.	57	5,453
CSX Corp.	156	4,959
Cummins, Inc.	26	5,437
Curtiss-Wright Corp.	44	6,247
Deere & Co.	16	5,724
Donaldson Co., Inc.	97	5,071
Dover Corp.	33	4,419
Eaton Corp. PLC	34	4,712
Emerson Electric Co.	63	5,586
Equifax, Inc.	20	4,052
Esab Corp.(b)(c)	39	1,950
Expeditors International of Washington, Inc.	44	4,789
Fastenal Co.	92	4,928
Fortive Corp.	73	4,509
Fortune Brands Home & Security, Inc.	55	3,814
FTI Consulting, Inc.(b)(c)	39	6,552
Gates Industrial Corp. PLC(b)	337	4,300
Generac Holdings, Inc.(b)	14	3,459
General Dynamics Corp.	29	6,522
Graco, Inc.	75	4,748
HEICO Corp.(c)	16	2,289
HEICO Corp., Class A	28	3,279
Honeywell International, Inc.	27	5,228
Howmet Aerospace, Inc.	202	7,226
Hubbell, Inc.	28	5,316
Huntington Ingalls Industries, Inc.	31	6,524
IDEX Corp.	25	4,789
Illinois Tool Works, Inc.	24	4,994
Ingersoll Rand, Inc.	95	4,479
ITT, Inc.	57	4,208
J.B. Hunt Transport Services, Inc.	29	5,005
Jacobs Engineering Group, Inc.	39	5,464
Johnson Controls International PLC	72	3,925
Knight-Swift Transportation Holdings, Inc.	97	4,718
L3Harris Technologies, Inc.	27	6,504
Landstar System, Inc.	32	4,846
Leidos Holdings, Inc.	63	6,583
Lennox International, Inc.	18	3,760
Lincoln Electric Holdings, Inc.	41	5,569
Lockheed Martin Corp.	17	7,482
ManpowerGroup, Inc.	61	5,466
Masco Corp.	83	4,705
MasTec, Inc.(b)(c)	60	5,015
MDU Resources Group, Inc.	196	5,366
Middleby Corp. (The)(b)(c)	32	4,847
MSA Safety, Inc.	39	4,972
MSC Industrial Direct Co., Inc., Class A	69	5,860
Nielsen Holdings PLC	281	7,182
Nordson Corp.	22	4,793
Norfolk Southern Corp.	20	4,793
Northrop Grumman Corp.	16	7,488
	Shares	Value
Industrials-(continued)
nVent Electric PLC	159	$5,629
Old Dominion Freight Line, Inc.	16	4,132
Oshkosh Corp.	52	4,831
Otis Worldwide Corp.	68	5,059
Owens Corning	63	6,022
PACCAR, Inc.	65	5,645
Parker-Hannifin Corp.	19	5,171
Pentair PLC	75	3,763
Quanta Services, Inc.	49	5,831
Raytheon Technologies Corp.	68	6,468
Regal Rexnord Corp.	35	4,373
Republic Services, Inc.	41	5,487
Robert Half International, Inc.	51	4,598
Rockwell Automation, Inc.	17	3,624
Rollins, Inc.	168	5,957
Ryder System, Inc.	68	5,441
Schneider National, Inc., Class B	224	5,407
Science Applications International Corp.	65	5,626
Sensata Technologies Holding PLC	97	4,659
SiteOne Landscape Supply, Inc.(b)	23	3,088
Snap-on, Inc.	27	5,991
Stanley Black & Decker, Inc.	32	3,798
Textron, Inc.	80	5,223
Timken Co. (The)	83	5,069
Toro Co. (The)	55	4,537
Trane Technologies PLC	29	4,004
TransDigm Group, Inc.(b)	10	6,054
TransUnion	49	4,254
Union Pacific Corp.	23	5,055
United Parcel Service, Inc., Class B	28	5,103
United Rentals, Inc.(b)	17	5,069
Univar Solutions, Inc.(b)	208	6,390
Valmont Industries, Inc.	23	5,905
Verisk Analytics, Inc.	25	4,373
Vertiv Holdings Co.	217	2,385
W.W. Grainger, Inc.	12	5,845
Wabtec Corp.	63	5,951
Waste Management, Inc.	35	5,548
Watsco, Inc.	19	4,857
Woodward, Inc.	53	5,385
XPO Logistics, Inc.(b)	76	4,061
Xylem, Inc.	45	3,791
		579,835
Information Technology-11.85%
Accenture PLC, Class A	15	4,477
Adobe, Inc.(b)	9	3,748
Akamai Technologies, Inc.(b)	51	5,153
Allegro MicroSystems, Inc. (Japan)(b)	171	4,403
Amdocs Ltd.	79	6,864
Amphenol Corp., Class A	68	4,819
Analog Devices, Inc.	31	5,220
ANSYS, Inc.(b)	15	3,905
Apple, Inc.	33	4,912
Applied Materials, Inc.	36	4,222
Arista Networks, Inc.(b)	45	4,603
Arrow Electronics, Inc.(b)	45	5,429
Aspen Technology, Inc.(b)(c)	16	3,096
Autodesk, Inc.(b)	22	4,571
Automatic Data Processing, Inc.	24	5,351
Avnet, Inc.	149	7,219
Bentley Systems, Inc., Class B(c)	115	3,954
Bread Financial Holdings, Inc.	81	4,463

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Broadcom, Inc.	10	$5,801
Broadridge Financial Solutions, Inc.	32	4,679
Cadence Design Systems, Inc.(b)	31	4,766
CDW Corp.	29	4,926
Ciena Corp.(b)	92	4,675
Cirrus Logic, Inc.(b)	67	5,463
Cisco Systems, Inc.	100	4,505
Cognex Corp.	72	3,486
Cognizant Technology Solutions Corp., Class A	71	5,304
Concentrix Corp.	33	5,111
Corning, Inc.	147	5,266
Dell Technologies, Inc., Class C	97	4,844
Dolby Laboratories, Inc., Class A	65	5,045
DXC Technology Co.(b)	188	6,621
Entegris, Inc.	37	4,106
EPAM Systems, Inc.(b)	9	3,047
F5, Inc.(b)	24	3,913
Fortinet, Inc.(b)	18	5,295
Gartner, Inc.(b)	18	4,723
Genpact Ltd.	112	4,970
Hewlett Packard Enterprise Co.	379	5,912
HP, Inc.	148	5,748
Intel Corp.	111	4,931
International Business Machines Corp.	47	6,526
Intuit, Inc.	8	3,316
Jabil, Inc.	95	5,844
Juniper Networks, Inc.	175	5,369
Keysight Technologies, Inc.(b)	28	4,077
KLA Corp.	13	4,743
Lam Research Corp.	8	4,160
Littelfuse, Inc.	18	4,864
Lumentum Holdings, Inc.(b)	63	5,423
Mastercard, Inc., Class A	18	6,442
Microchip Technology, Inc.	64	4,650
Micron Technology, Inc.	64	4,726
Microsoft Corp.	17	4,622
MKS Instruments, Inc.	35	4,323
Motorola Solutions, Inc.	23	5,054
National Instruments Corp.	131	4,627
NetApp, Inc.	60	4,317
NortonLifeLock, Inc.	233	5,671
NXP Semiconductors N.V. (China)	24	4,554
ON Semiconductor Corp.(b)	87	5,279
Oracle Corp.	60	4,315
Paychex, Inc.	47	5,820
PTC, Inc.(b)	51	5,943
Qorvo, Inc.(b)	37	4,135
QUALCOMM, Inc.	31	4,440
Roper Technologies, Inc.	12	5,309
salesforce.com, inc.(b)	22	3,525
Skyworks Solutions, Inc.	36	3,919
SolarWinds Corp.	388	4,516
SS&C Technologies Holdings, Inc.	73	4,671
Switch, Inc., Class A	215	7,256
Synopsys, Inc.(b)	16	5,107
TD SYNNEX Corp.	52	5,400
Teledyne Technologies, Inc.(b)	13	5,267
Teradata Corp.(b)	127	4,881
Teradyne, Inc.	36	3,933
Texas Instruments, Inc.	28	4,949
Trimble, Inc.(b)	64	4,355
Ubiquiti, Inc.(c)	19	4,970
	Shares	Value
Information Technology-(continued)
VeriSign, Inc.(b)	23	$4,015
ViaSat, Inc.(b)(c)	123	4,857
VMware, Inc., Class A	48	6,149
Vontier Corp.	177	4,747
Western Digital Corp.(b)	93	5,644
Zebra Technologies Corp., Class A(b)	10	3,382
		419,638
Materials-8.14%
Air Products and Chemicals, Inc.	19	4,677
Albemarle Corp.	21	5,469
Alcoa Corp.	125	7,715
Amcor PLC	477	6,249
AptarGroup, Inc.	47	5,033
Ashland Global Holdings, Inc.	55	5,886
Avery Dennison Corp.	27	4,659
Axalta Coating Systems Ltd.(b)	179	4,862
Ball Corp.	60	4,253
Berry Global Group, Inc.(b)(c)	79	4,608
Celanese Corp.	37	5,791
CF Industries Holdings, Inc.	95	9,383
Chemours Co. (The)	184	7,929
Cleveland-Cliffs, Inc.(b)	273	6,328
Corteva, Inc.	123	7,702
Crown Holdings, Inc.	52	5,431
Dow, Inc.	103	7,002
DuPont de Nemours, Inc.	73	4,953
Eagle Materials, Inc.	36	4,700
Eastman Chemical Co.	53	5,838
Ecolab, Inc.	25	4,098
Element Solutions, Inc.	240	5,110
Freeport-McMoRan, Inc.	151	5,901
Graphic Packaging Holding Co.	279	6,210
Huntsman Corp.	173	6,271
International Flavors & Fragrances, Inc.	39	5,155
International Paper Co.	119	5,766
Louisiana-Pacific Corp.	81	5,594
LyondellBasell Industries N.V., Class A	64	7,312
Martin Marietta Materials, Inc.	14	4,751
Mosaic Co. (The)	161	10,087
Newmont Corp.	100	6,785
Nucor Corp.	52	6,888
Packaging Corp. of America	42	6,606
PPG Industries, Inc.	36	4,554
Reliance Steel & Aluminum Co.	36	6,998
Royal Gold, Inc.	56	6,332
RPM International, Inc.(c)	60	5,286
Sealed Air Corp.	90	5,596
Sherwin-Williams Co. (The)	17	4,557
Silgan Holdings, Inc.	131	5,739
Southern Copper Corp. (Peru)(c)	96	5,931
Steel Dynamics, Inc.	93	7,940
United States Steel Corp.(c)	241	6,042
Valvoline, Inc.	159	5,320
Vulcan Materials Co.	29	4,781
Westlake Corp.(c)	61	8,059
WestRock Co.	124	6,013
		288,150
Real Estate-7.23%
Alexandria Real Estate Equities, Inc.	28	4,647
American Campus Communities, Inc.	109	7,085
American Homes 4 Rent, Class A	136	5,027

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
American Tower Corp.	21	$5,379
AvalonBay Communities, Inc.	24	4,991
Boston Properties, Inc.(c)	52	5,781
Brixmor Property Group, Inc.	241	5,876
Camden Property Trust	33	4,735
CBRE Group, Inc., Class A(b)	57	4,722
Cousins Properties, Inc.(c)	144	4,975
Crown Castle International Corp.	31	5,879
CubeSmart	101	4,498
Digital Realty Trust, Inc.	33	4,606
Douglas Emmett, Inc.	169	4,778
Duke Realty Corp.	92	4,860
Equity LifeStyle Properties, Inc.	67	5,072
Equity Residential	65	4,994
Essex Property Trust, Inc.	17	4,825
Extra Space Storage, Inc.	27	4,811
Federal Realty Investment Trust	45	5,174
First Industrial Realty Trust, Inc.	88	4,677
Gaming and Leisure Properties, Inc.	120	5,618
Healthcare Trust of America, Inc., Class A	163	4,898
Healthpeak Properties, Inc.	165	4,899
Highwoods Properties, Inc.	128	5,029
Invitation Homes, Inc.	137	5,168
Iron Mountain, Inc.	121	6,522
Jones Lang LaSalle, Inc.(b)	24	4,736
Kilroy Realty Corp.	85	5,159
Kimco Realty Corp.(c)	244	5,771
Lamar Advertising Co., Class A	51	4,995
Life Storage, Inc.	41	4,787
Mid-America Apartment Communities, Inc.	27	4,887
National Retail Properties, Inc.	125	5,537
Prologis, Inc.	36	4,589
Public Storage	17	5,621
Rayonier, Inc.	150	6,183
Realty Income Corp.	83	5,662
Regency Centers Corp.	79	5,389
SBA Communications Corp., Class A	16	5,386
Simon Property Group, Inc.	37	4,242
SL Green Realty Corp.	80	4,942
Spirit Realty Capital, Inc.	125	5,249
Sun Communities, Inc.	29	4,760
UDR, Inc.(c)	99	4,732
VICI Properties, Inc.	201	6,201
W.P. Carey, Inc.	72	6,058
Welltower, Inc.	68	6,058
Weyerhaeuser Co.	143	5,651
		256,121
Utilities-5.26%
AES Corp. (The)	228	5,025
Alliant Energy Corp.	97	6,191
Ameren Corp.	67	6,378
American Electric Power Co., Inc.	68	6,938
American Water Works Co., Inc.	32	4,840
Avangrid, Inc.	108	5,140
	Shares	Value
Utilities-(continued)
CenterPoint Energy, Inc.	209	$6,698
CMS Energy Corp.	94	6,678
Consolidated Edison, Inc.	69	6,849
Constellation Energy Corp.	34	2,111
Dominion Energy, Inc.	76	6,401
DTE Energy Co.	51	6,768
Duke Energy Corp.	56	6,301
Edison International	83	5,803
Entergy Corp.	55	6,618
Essential Utilities, Inc.	117	5,412
Evergy, Inc.	85	5,945
Eversource Energy	67	6,185
Exelon Corp.	103	5,062
FirstEnergy Corp.	143	6,143
Hawaiian Electric Industries, Inc.	139	6,001
IDACORP, Inc.	52	5,669
National Fuel Gas Co.	93	6,838
NextEra Energy, Inc.	61	4,617
NiSource, Inc.	223	7,013
NRG Energy, Inc.	153	7,044
OGE Energy Corp.	156	6,443
Southern Co. (The)	88	6,658
UGI Corp.	131	5,599
WEC Energy Group, Inc.	63	6,619
Xcel Energy, Inc.	84	6,329
		186,316
Total Common Stocks & Other Equity Interests (Cost $3,299,113)		3,536,196
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $808)	808	808
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $3,299,921)		3,537,004
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.61%
Invesco Private Government Fund, 0.74%(d)(e)(f)	80,885	80,885
Invesco Private Prime Fund, 0.87%(d)(e)(f)	188,712	188,731
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $269,599)		269,616
TOTAL INVESTMENTS IN SECURITIES-107.48% (Cost $3,569,520)		3,806,620
OTHER ASSETS LESS LIABILITIES-(7.48)%		(264,813)
NET ASSETS-100.00%		$3,541,807

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
May 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Invesco Ltd.	$3,874	$2,058	$-	$(1,194)	$-	$4,738	$114
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	80,555	(79,747)	-	-	808	2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,951	390,433	(318,499)	-	-	80,885	108*
Invesco Private Prime Fund	19,979	770,489	(601,751)	17	(3)	188,731	286*
Total	$32,804	$1,243,535	$(999,997)	$(1,177)	$(3)	$275,162	$510

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000 Equal Weight ETF (EQAL)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-6.48%
Activision Blizzard, Inc.	5,022	$391,113
Alphabet, Inc., Class A(b)	183	416,369
Altice USA, Inc., Class A(b)	310,728	3,536,085
AT&T, Inc.	149,361	3,179,896
Cable One, Inc.	2,348	3,059,679
Charter Communications, Inc., Class A(b)	6,164	3,124,717
Comcast Corp., Class A	76,314	3,379,184
DISH Network Corp., Class A(b)(c)	112,494	2,568,238
Electronic Arts, Inc.	3,336	462,536
Fox Corp., Class A	10,299	365,717
IAC/InterActiveCorp.(b)	4,343	370,458
Interpublic Group of Cos., Inc. (The)	12,269	395,430
Liberty Broadband Corp., Class C(b)(c)	24,989	3,127,873
Liberty Media Corp.-Liberty Formula One, Class C(b)(c)	7,080	441,013
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	9,139	375,613
Live Nation Entertainment, Inc.(b)	3,628	344,841
Loyalty Ventures, Inc.(b)	19,507	206,774
Lumen Technologies, Inc.	326,491	3,996,250
Madison Square Garden Sports Corp., Class A(b)(c)	2,384	390,642
Match Group, Inc.(b)	4,807	378,695
Meta Platforms, Inc., Class A(b)	2,341	453,311
Netflix, Inc.(b)	1,191	235,151
New York Times Co. (The), Class A	8,789	303,133
News Corp., Class A	19,605	341,127
Nexstar Media Group, Inc., Class A	2,233	391,266
Omnicom Group, Inc.	5,358	399,760
Paramount Global, Class B(c)	12,338	423,564
Pinterest, Inc., Class A(b)	19,103	375,374
Playtika Holding Corp.(b)	24,681	365,526
Roku, Inc., Class A(b)(c)	30,959	2,938,009
Sirius XM Holdings, Inc.(c)	66,022	422,541
Skillz, Inc., (Acquired 06/25/2021 - 05/25/2022; Cost $1,088,780)(b)(c)(d)	182,790	347,301
Spotify Technology S.A.(b)	3,154	355,677
Take-Two Interactive Software, Inc.(b)(c)	4,401	548,057
T-Mobile US, Inc.(b)	28,049	3,738,651
TripAdvisor, Inc.(b)(c)	17,081	424,292
Twitter, Inc.(b)	13,440	532,224
Verizon Communications, Inc.	65,043	3,336,055
Vimeo, Inc.(b)(c)	37,418	325,162
Walt Disney Co. (The)(b)	3,079	340,045
Warner Bros Discovery, Inc.(b)	51,794	955,599
World Wrestling Entertainment, Inc., Class A(c)	7,250	484,083
		48,547,031
Consumer Discretionary-6.39%
ADT, Inc.(c)	50,608	378,548
Advance Auto Parts, Inc.	2,011	381,808
Amazon.com, Inc.(b)	137	329,374
Aptiv PLC(b)	3,924	416,886
Aramark	11,702	403,368
AutoNation, Inc.(b)(c)	3,657	437,231
AutoZone, Inc.(b)	232	477,839
Bath & Body Works, Inc.	8,470	347,439
Best Buy Co., Inc.	4,147	340,303
Booking Holdings, Inc.(b)	214	480,122
BorgWarner, Inc.	11,128	448,681
Boyd Gaming Corp.	6,306	370,604
Bright Horizons Family Solutions, Inc.(b)(c)	3,216	291,209
	Shares	Value
Consumer Discretionary-(continued)
Brunswick Corp.	4,154	$312,505
Burlington Stores, Inc.(b)(c)	2,088	351,410
Caesars Entertainment, Inc.(b)	5,329	267,356
Capri Holdings Ltd.(b)(c)	8,178	398,596
CarMax, Inc.(b)(c)	4,078	404,823
Carnival Corp.(b)(c)	23,243	322,613
Carter’s, Inc.	4,260	328,233
Carvana Co.(b)(c)	3,578	105,336
Chegg, Inc.(b)(c)	13,443	261,601
Chipotle Mexican Grill, Inc.(b)	274	384,299
Choice Hotels International, Inc.	3,037	388,402
Churchill Downs, Inc.(c)	1,934	391,500
Columbia Sportswear Co.	4,734	368,211
D.R. Horton, Inc.	4,942	371,391
Darden Restaurants, Inc.	3,198	399,750
Deckers Outdoor Corp.(b)(c)	1,582	424,862
Dick’s Sporting Goods, Inc.	3,672	298,277
Dollar General Corp.	2,002	441,121
Dollar Tree, Inc.(b)	2,753	441,388
Domino’s Pizza, Inc.	1,105	401,303
DoorDash, Inc., Class A(b)(c)	5,036	387,319
DraftKings, Inc., Class A(b)(c)	23,318	315,959
eBay, Inc.	7,775	378,409
Etsy, Inc.(b)	2,945	238,898
Expedia Group, Inc.(b)	2,295	296,812
Five Below, Inc.(b)(c)	2,596	339,012
Floor & Decor Holdings, Inc., Class A(b)(c)	4,373	329,899
Foot Locker, Inc.(c)	13,222	436,062
Ford Motor Co.	25,154	344,107
frontdoor, inc.(b)(c)	14,553	360,041
GameStop Corp., Class A(b)(c)	4,084	509,438
Gap, Inc. (The)(c)	28,725	316,837
Garmin Ltd.	3,639	384,351
General Motors Co.(b)	9,758	377,439
Gentex Corp.	14,346	445,874
Genuine Parts Co.	3,356	458,866
Grand Canyon Education, Inc.(b)(c)	4,354	388,246
H&R Block, Inc.(c)	16,527	582,411
Hanesbrands, Inc.(c)	26,699	316,917
Harley-Davidson, Inc.	10,512	369,812
Hasbro, Inc.	4,643	416,709
Hilton Worldwide Holdings, Inc.	2,844	400,606
Home Depot, Inc. (The)	1,305	395,089
Hyatt Hotels Corp., Class A(c)	4,566	403,589
Kohl’s Corp.	7,530	303,610
Las Vegas Sands Corp.(b)	10,687	378,961
Lear Corp.	2,924	412,167
Leggett & Platt, Inc.	11,342	444,266
Lennar Corp., Class A	4,681	375,650
Leslie’s, Inc.(b)(c)	19,835	385,196
Lithia Motors, Inc., Class A(c)	1,293	393,680
LKQ Corp.	9,294	477,619
Lowe’s Cos., Inc.	1,872	365,602
lululemon athletica, inc.(b)	1,361	398,351
Marriott International, Inc., Class A	2,564	439,931
Marriott Vacations Worldwide Corp.	2,704	399,435
Mattel, Inc.(b)	17,768	446,332
McDonald’s Corp.	1,886	475,668
MGM Resorts International	10,075	352,323
Mister Car Wash, Inc.(b)(c)	27,823	337,771
Mohawk Industries, Inc.(b)	2,842	402,029
Newell Brands, Inc.	18,639	399,620
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
NIKE, Inc., Class B	3,286	$390,541
Nordstrom, Inc.	17,116	452,376
Norwegian Cruise Line Holdings Ltd.(b)(c)	23,084	369,575
NVR, Inc.(b)	92	409,457
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	9,730	457,018
O’Reilly Automotive, Inc.(b)	648	412,886
Peloton Interactive, Inc., Class A(b)(c)	18,204	254,128
Penn National Gaming, Inc.(b)(c)	9,338	298,442
Penske Automotive Group, Inc.	4,075	469,196
Petco Health & Wellness Co., Inc.(b)(c)	21,757	347,242
Planet Fitness, Inc., Class A(b)(c)	4,906	345,235
Polaris, Inc.	3,651	389,014
Pool Corp.	907	361,548
PulteGroup, Inc.	8,736	395,391
PVH Corp.	5,514	390,777
QuantumScape Corp.(b)(c)	25,900	331,261
Qurate Retail, Inc., Class A	83,523	301,518
Ralph Lauren Corp.	3,825	386,669
RH(b)(c)	1,235	358,249
Rivian Automotive, Inc., Class A(b)	10,022	314,691
Ross Stores, Inc.	4,618	392,622
Royal Caribbean Cruises Ltd.(b)(c)	5,949	345,458
Service Corp. International	6,762	473,543
Six Flags Entertainment Corp.(b)(c)	10,361	304,095
Skechers U.S.A., Inc., Class A(b)(c)	10,853	427,608
Starbucks Corp.	4,722	370,677
Tapestry, Inc.	11,550	398,475
Target Corp.	1,937	313,562
Tempur Sealy International, Inc.	12,911	340,463
Terminix Global Holdings, Inc.(b)	10,127	439,613
Tesla, Inc.(b)	480	363,965
Thor Industries, Inc.(c)	4,664	354,324
TJX Cos., Inc. (The)	6,654	422,995
Toll Brothers, Inc.	8,019	404,719
TopBuild Corp.(b)	1,820	359,013
Tractor Supply Co.	1,841	344,930
Travel + Leisure Co.	7,739	395,540
Ulta Beauty, Inc.(b)	1,136	480,642
Under Armour, Inc., Class A(b)	26,798	283,523
Vail Resorts, Inc.	1,681	423,965
VF Corp.	7,649	385,969
Victoria’s Secret & Co.(b)(c)	8,525	351,315
Vroom, Inc.(b)(c)	159,747	228,438
Wayfair, Inc., Class A(b)(c)	3,402	202,045
Wendy’s Co. (The)	19,538	364,188
Whirlpool Corp.	2,156	397,221
Williams-Sonoma, Inc.(c)	2,789	356,769
Wyndham Hotels & Resorts, Inc.	4,925	394,640
Wynn Resorts Ltd.(b)	5,381	355,684
YETI Holdings, Inc.(b)	6,785	310,414
Yum China Holdings, Inc. (China)	9,309	423,187
Yum! Brands, Inc.	3,519	427,453
		47,819,571
Consumer Staples-9.05%
Albertsons Cos., Inc., Class A(c)	37,442	1,143,853
Altria Group, Inc.	25,244	1,365,448
Archer-Daniels-Midland Co.	15,358	1,394,814
Beyond Meat, Inc.(b)(c)	30,305	801,567
Boston Beer Co., Inc. (The), Class A(b)(c)	3,696	1,313,189
Brown-Forman Corp., Class B	20,370	1,346,864
Bunge Ltd.	11,767	1,392,271
Campbell Soup Co.	30,852	1,478,119
	Shares	Value
Consumer Staples-(continued)
Casey’s General Stores, Inc.	7,273	$1,523,984
Church & Dwight Co., Inc.	13,513	1,216,981
Clorox Co. (The)	9,906	1,439,936
Coca-Cola Co. (The)	22,376	1,418,191
Colgate-Palmolive Co.	17,557	1,383,667
Conagra Brands, Inc.	42,192	1,387,695
Constellation Brands, Inc., Class A	6,070	1,490,003
Costco Wholesale Corp.	771	359,456
Coty, Inc., Class A(b)	50,635	359,002
Darling Ingredients, Inc.(b)(c)	17,203	1,377,444
Estee Lauder Cos., Inc. (The), Class A	1,475	375,609
Flowers Foods, Inc.	51,938	1,433,489
Freshpet, Inc.(b)(c)	13,283	955,978
General Mills, Inc.	20,490	1,431,227
Grocery Outlet Holding Corp.(b)(c)	43,745	1,673,246
Hain Celestial Group, Inc. (The)(b)	39,358	1,037,083
Herbalife Nutrition Ltd.(b)(c)	38,251	833,489
Hershey Co. (The)	6,312	1,336,314
Hormel Foods Corp.	25,693	1,250,478
Ingredion, Inc.	15,482	1,465,991
JM Smucker Co. (The)	10,087	1,264,607
Kellogg Co.	21,188	1,477,651
Keurig Dr Pepper, Inc.	34,799	1,208,917
Kimberly-Clark Corp.	10,819	1,439,143
Kraft Heinz Co. (The)	34,385	1,300,785
Kroger Co. (The)	22,626	1,198,499
Lamb Weston Holdings, Inc.	25,204	1,703,286
McCormick & Co., Inc.	13,527	1,254,223
Molson Coors Beverage Co., Class B	25,735	1,437,042
Mondelez International, Inc., Class A	21,980	1,397,049
Monster Beverage Corp.(b)	17,135	1,527,071
Olaplex Holdings, Inc.(b)(c)	86,861	1,400,199
PepsiCo, Inc.	8,380	1,405,745
Philip Morris International, Inc.	14,122	1,500,463
Pilgrim’s Pride Corp.(b)	56,423	1,880,014
Post Holdings, Inc.(b)(c)	19,765	1,625,276
Procter & Gamble Co. (The)	8,912	1,317,907
Reynolds Consumer Products, Inc.(c)	45,739	1,245,016
Seaboard Corp.	342	1,415,668
Spectrum Brands Holdings, Inc.	15,132	1,327,682
Sysco Corp.	16,209	1,364,474
Tyson Foods, Inc., Class A	14,368	1,287,516
US Foods Holding Corp.(b)	37,590	1,244,981
Walgreens Boots Alliance, Inc.	26,847	1,176,704
Walmart, Inc.	2,849	366,467
		67,751,773
Energy-9.11%
Antero Midstream Corp.(c)	178,142	1,934,622
APA Corp.	46,323	2,177,644
Baker Hughes Co., Class A	50,461	1,815,587
Cheniere Energy, Inc.	13,990	1,913,412
Chevron Corp.	10,887	1,901,524
ConocoPhillips	18,875	2,120,795
Continental Resources, Inc.(c)	31,180	2,122,423
Coterra Energy, Inc.	71,394	2,450,956
Devon Energy Corp.	30,619	2,293,363
Diamondback Energy, Inc.	14,053	2,136,337
DT Midstream, Inc.(c)	32,872	1,909,863
EOG Resources, Inc.	15,612	2,138,220
EQT Corp.	69,489	3,316,015
Exxon Mobil Corp.	21,745	2,087,520
Halliburton Co.	49,662	2,011,311

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Energy-(continued)
Hess Corp.	18,934	$2,330,207
HF Sinclair Corp.	52,709	2,588,012
Kinder Morgan, Inc.	101,310	1,994,794
Marathon Oil Corp.	77,635	2,440,068
Marathon Petroleum Corp.	23,799	2,422,500
New Fortress Energy, Inc.	62,450	2,909,546
NOV, Inc.	84,591	1,691,820
Occidental Petroleum Corp.	31,926	2,212,791
ONEOK, Inc.	27,434	1,806,529
Phillips 66	22,841	2,302,601
Pioneer Natural Resources Co.	7,800	2,167,932
Schlumberger N.V.	43,407	1,994,986
Targa Resources Corp.	26,611	1,916,524
Texas Pacific Land Corp.(c)	1,434	2,245,630
Valero Energy Corp.	20,934	2,713,046
Williams Cos., Inc. (The)	57,934	2,147,034
		68,213,612
Financials-9.10%
Affiliated Managers Group, Inc.	3,921	523,924
Aflac, Inc.	8,265	500,611
AGNC Investment Corp.	37,493	458,539
Alleghany Corp.(b)	785	654,517
Allstate Corp. (The)	4,051	553,731
Ally Financial, Inc.	11,787	519,099
American Express Co.	2,207	372,586
American Financial Group, Inc.	3,591	507,408
American International Group, Inc.	8,746	513,215
Ameriprise Financial, Inc.	1,865	515,244
Annaly Capital Management, Inc.(c)	69,411	458,807
Aon PLC, Class A	1,691	466,158
Apollo Global Management, Inc.(c)	8,037	463,253
Arch Capital Group Ltd.(b)	10,975	520,873
Ares Management Corp., Class A(c)	6,933	493,422
Arthur J. Gallagher & Co.	3,243	525,171
Assurant, Inc.	2,934	518,408
Assured Guaranty Ltd.	8,677	510,641
AXIS Capital Holdings Ltd.	9,616	563,209
Bank of America Corp.	12,225	454,770
Bank of Hawaii Corp.	6,057	481,410
Bank of New York Mellon Corp. (The)	9,991	465,681
Bank OZK	11,597	480,928
Berkshire Hathaway, Inc., Class B(b)	1,506	475,866
BlackRock, Inc.	707	473,040
Blackstone, Inc., Class A	4,220	497,074
BOK Financial Corp.(c)	4,952	426,714
Brighthouse Financial, Inc.(b)	10,745	527,794
Brown & Brown, Inc.	7,923	470,389
Capital One Financial Corp.	2,886	369,004
Carlyle Group, Inc. (The)	11,617	447,603
Cboe Global Markets, Inc.	4,303	483,270
Charles Schwab Corp. (The)	6,218	435,882
Chubb Ltd.	2,516	531,606
Cincinnati Financial Corp.	4,071	520,518
Citigroup, Inc.	9,016	481,545
Citizens Financial Group, Inc.	10,453	432,545
CME Group, Inc., Class A	2,154	428,280
CNA Financial Corp.(c)	11,050	506,532
Comerica, Inc.	5,597	465,726
Commerce Bancshares, Inc.	6,999	484,191
Credit Acceptance Corp.(b)(c)	1,010	601,263
Cullen/Frost Bankers, Inc.	3,566	445,679
Discover Financial Services	4,746	538,624
	Shares	Value
Financials-(continued)
East West Bancorp, Inc.	6,343	$466,464
Equitable Holdings, Inc.	16,611	505,141
Erie Indemnity Co., Class A(c)	2,884	483,791
Evercore, Inc., Class A	4,522	516,412
Everest Re Group Ltd.	1,858	524,885
F.N.B. Corp.	39,042	474,360
FactSet Research Systems, Inc.	1,248	476,461
Fidelity National Financial, Inc.	10,676	451,595
Fifth Third Bancorp	11,119	438,422
First American Financial Corp.	7,474	452,850
First Citizens BancShares, Inc., Class A	698	488,879
First Hawaiian, Inc.(c)	17,889	458,137
First Horizon Corp.	21,370	487,877
First Republic Bank	3,034	470,361
Franklin Resources, Inc.	18,275	494,887
Globe Life, Inc.	5,224	509,706
Goldman Sachs Group, Inc. (The)	1,506	492,236
Hanover Insurance Group, Inc. (The)	3,571	523,509
Hartford Financial Services Group, Inc. (The)	7,443	539,692
Huntington Bancshares, Inc.	34,018	472,170
Interactive Brokers Group, Inc., Class A	8,105	498,782
Intercontinental Exchange, Inc.	3,883	397,580
Invesco Ltd.(e)	24,722	478,123
Janus Henderson Group PLC	15,296	429,971
Jefferies Financial Group, Inc.	16,131	532,646
JPMorgan Chase & Co.	3,829	506,309
Kemper Corp.	9,401	496,655
KeyCorp	21,670	432,533
KKR & Co., Inc., Class A	9,342	512,035
Lazard Ltd., Class A	15,147	534,083
Lemonade, Inc.(b)(c)	24,456	550,015
Lincoln National Corp.	8,121	470,450
Loews Corp.	8,162	534,529
LPL Financial Holdings, Inc.	3,203	628,397
M&T Bank Corp.	5,700	1,025,829
Markel Corp.(b)	405	554,619
MarketAxess Holdings, Inc.	1,433	403,647
Marsh & McLennan Cos., Inc.	3,304	528,475
Mercury General Corp.	9,383	459,298
MetLife, Inc.	7,685	517,892
MGIC Investment Corp.	35,477	494,195
Moody’s Corp.	1,582	477,084
Morgan Stanley	5,723	492,979
Morningstar, Inc.	1,919	493,241
MSCI, Inc.	1,124	497,201
Nasdaq, Inc.	2,985	463,451
New Residential Investment Corp.	48,020	542,626
New York Community Bancorp, Inc.	44,865	447,753
Northern Trust Corp.	4,714	526,789
Old Republic International Corp.	19,542	467,445
OneMain Holdings, Inc.	11,471	505,412
PacWest Bancorp	11,376	359,254
Pinnacle Financial Partners, Inc.	5,294	431,037
PNC Financial Services Group, Inc. (The)	2,694	472,555
Popular, Inc.	6,076	496,470
Primerica, Inc.	3,949	497,574
Principal Financial Group, Inc.	7,562	551,497
Progressive Corp. (The)	4,751	567,174
Prosperity Bancshares, Inc.	6,951	503,947
Prudential Financial, Inc.	4,697	499,056
Raymond James Financial, Inc.	5,215	513,625
Regions Financial Corp.	22,565	498,461

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
Reinsurance Group of America, Inc.	4,893	$615,784
RenaissanceRe Holdings Ltd. (Bermuda)(c)	3,504	537,934
Rocket Cos., Inc., Class A(c)	43,556	395,053
S&P Global, Inc.	1,310	457,819
SEI Investments Co.(c)	8,820	515,353
Signature Bank	1,606	347,330
SLM Corp.	28,566	559,608
Starwood Property Trust, Inc.(c)	21,640	516,980
State Street Corp.	6,019	436,317
Stifel Financial Corp.	7,718	495,264
SVB Financial Group(b)	919	448,996
Synchrony Financial	10,780	399,291
Synovus Financial Corp.	10,419	444,370
T. Rowe Price Group, Inc.	3,551	451,297
TFS Financial Corp.(c)	30,027	451,006
Tradeweb Markets, Inc., Class A	5,999	405,592
Travelers Cos., Inc. (The)	2,865	512,950
Truist Financial Corp.	8,664	430,947
U.S. Bancorp	9,407	499,229
Umpqua Holdings Corp.	24,417	430,960
Unum Group	18,194	663,171
Upstart Holdings, Inc.(b)(c)	4,347	219,089
UWM Holdings Corp.(c)	111,132	450,085
Virtu Financial, Inc., Class A	14,802	386,776
Voya Financial, Inc.	7,980	547,508
W.R. Berkley Corp.	8,092	575,584
Webster Financial Corp.	9,038	443,675
Wells Fargo & Co.	10,153	464,703
Western Alliance Bancorporation	5,912	481,059
White Mountains Insurance Group Ltd.(c)	492	612,471
Willis Towers Watson PLC	2,214	467,309
Wintrust Financial Corp.	5,436	475,052
Zions Bancorporation N.A.	7,661	436,983
		68,158,824
Health Care-9.38%
10X Genomics, Inc., Class A(b)(c)	8,875	454,311
Abbott Laboratories	5,098	598,811
AbbVie, Inc.	4,021	592,575
ABIOMED, Inc.(b)	1,969	519,225
Acadia Healthcare Co., Inc.(b)	9,346	665,155
Adaptive Biotechnologies Corp.(b)(c)	49,661	388,349
Agilent Technologies, Inc.	4,447	567,259
agilon health, inc.(b)(c)	26,890	513,599
Align Technology, Inc.(b)	1,382	383,698
Alnylam Pharmaceuticals, Inc.(b)	3,714	467,221
Amedisys, Inc.(b)(c)	3,998	463,408
AmerisourceBergen Corp.	8,874	1,373,606
Amgen, Inc.	2,646	679,334
Anthem, Inc.	1,297	660,964
Avantor, Inc.(b)	17,540	561,982
Azenta, Inc.	5,592	428,571
Baxter International, Inc.	7,538	573,265
Becton, Dickinson and Co.	2,313	591,665
Biogen, Inc.(b)	3,002	600,400
BioMarin Pharmaceutical, Inc.(b)	7,624	572,791
Bio-Rad Laboratories, Inc., Class A(b)	1,151	618,996
Bio-Techne Corp.	1,422	525,756
Boston Scientific Corp.(b)	14,288	585,951
Bristol-Myers Squibb Co.	8,774	661,998
Bruker Corp.	8,961	559,883
Cardinal Health, Inc.	11,154	628,193
Catalent, Inc.(b)	6,076	626,193
	Shares	Value
Health Care-(continued)
Centene Corp.(b)	7,038	$573,175
Cerner Corp.	6,375	604,669
Certara, Inc.(b)(c)	29,159	592,511
Change Healthcare, Inc.(b)	21,690	522,512
Charles River Laboratories International, Inc.(b)	2,237	523,637
Chemed Corp.	1,283	621,485
Cigna Corp.	2,623	703,725
Cooper Cos., Inc. (The)	1,547	542,595
CureVac N.V. (Germany)(b)(c)	35,528	667,926
CVS Health Corp.	12,422	1,201,828
Danaher Corp.	2,260	596,233
DaVita, Inc.(b)	5,370	523,521
Definitive Healthcare Corp.(b)(c)	27,769	542,884
DENTSPLY SIRONA, Inc.	11,730	464,039
DexCom, Inc.(b)	1,471	438,270
Edwards Lifesciences Corp.(b)	5,604	565,163
Elanco Animal Health, Inc.(b)	22,578	535,099
Eli Lilly and Co.	2,233	699,911
Embecta Corp.(b)(c)	447	11,077
Encompass Health Corp.	8,788	575,965
Enovis Corp.(b)(c)	3,341	221,642
Envista Holdings Corp.(b)(c)	12,756	549,018
Exact Sciences Corp.(b)(c)	8,727	434,692
Exelixis, Inc.(b)	27,948	512,287
Figs, Inc., Class A(b)(c)	23,910	212,799
Gilead Sciences, Inc.	10,280	666,658
Globus Medical, Inc., Class A(b)(c)	8,403	559,640
Guardant Health, Inc.(b)(c)	10,172	416,849
HCA Healthcare, Inc.	2,233	469,823
Henry Schein, Inc.(b)	6,961	596,140
Hologic, Inc.(b)	8,425	634,150
Horizon Therapeutics PLC(b)	5,941	532,848
Humana, Inc.	1,379	626,383
ICU Medical, Inc.(b)(c)	2,667	484,434
IDEXX Laboratories, Inc.(b)	1,180	462,112
Illumina, Inc.(b)	1,917	459,083
Incyte Corp.(b)	8,127	616,758
Insulet Corp.(b)(c)	2,574	549,498
Integra LifeSciences Holdings Corp.(b)(c)	9,022	565,138
Intuitive Surgical, Inc.(b)	2,140	487,150
Ionis Pharmaceuticals, Inc.(b)	17,925	654,621
Iovance Biotherapeutics, Inc.(b)(c)	42,545	287,179
IQVIA Holdings, Inc.(b)	2,744	590,646
Jazz Pharmaceuticals PLC(b)	3,889	582,105
Johnson & Johnson	3,494	627,278
Laboratory Corp. of America Holdings	2,240	552,653
Maravai LifeSciences Holdings, Inc., Class A(b)(c)	15,278	475,910
Masimo Corp.(b)	4,191	588,542
McKesson Corp.	4,668	1,534,325
Medtronic PLC	5,658	566,649
Merck & Co., Inc.	7,624	701,637
Mettler-Toledo International, Inc.(b)	279	358,827
Mirati Therapeutics, Inc.(b)(c)	6,999	274,081
Moderna, Inc.(b)	4,238	615,909
Molina Healthcare, Inc.(b)	1,932	560,705
Natera, Inc.(b)(c)	13,922	510,798
Nektar Therapeutics, (Acquired 09/20/2019 - 04/19/2022; Cost $647,666)(b)(c)(d)	37,437	130,281
Neurocrine Biosciences, Inc.(b)(c)	6,607	617,688
Novavax, Inc.(b)(c)	7,634	422,389

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Novocure Ltd.(b)(c)	8,462	$680,176
Oak Street Health, Inc.(b)(c)	25,771	486,556
Organon & Co.	16,547	628,124
Penumbra, Inc.(b)	2,982	438,115
PerkinElmer, Inc.	3,449	516,212
Perrigo Co. PLC	15,780	628,991
Pfizer, Inc.	12,146	644,224
Premier, Inc., Class A	16,608	621,305
QIAGEN N.V.(b)	13,473	619,084
Quest Diagnostics, Inc.	4,387	618,655
QuidelOrtho Corp.(b)(c)	6,019	571,986
Regeneron Pharmaceuticals, Inc.(b)	944	627,515
Repligen Corp.(b)(c)	3,455	568,244
ResMed, Inc.	2,508	510,278
Royalty Pharma PLC, Class A(c)	15,518	638,410
Sage Therapeutics, Inc.(b)(c)	18,516	578,995
Sarepta Therapeutics, Inc.(b)(c)	7,293	531,076
Seagen, Inc.(b)	4,206	570,670
Signify Health, Inc., Class A(b)(c)	35,026	477,404
Sotera Health Co.(b)(c)	30,757	655,124
STERIS PLC	2,693	614,543
Stryker Corp.	2,462	577,339
Syneos Health, Inc.(b)	7,713	569,914
Tandem Diabetes Care, Inc.(b)	5,548	378,207
Teladoc Health, Inc.(b)(c)	9,829	335,071
Teleflex, Inc.	1,812	521,385
Thermo Fisher Scientific, Inc.	1,156	656,111
Ultragenyx Pharmaceutical, Inc.(b)(c)	8,835	414,361
United Therapeutics Corp.(b)	3,679	847,421
UnitedHealth Group, Inc.	1,242	617,001
Universal Health Services, Inc., Class B	3,987	496,820
Veeva Systems, Inc., Class A(b)	3,267	556,239
Vertex Pharmaceuticals, Inc.(b)	2,515	675,655
Viatris, Inc.	58,377	716,286
Waters Corp.(b)	1,225	401,739
West Pharmaceutical Services, Inc.	1,604	497,850
Zimmer Biomet Holdings, Inc.	4,953	595,400
Zimvie, Inc.(b)(c)	24,232	527,531
Zoetis, Inc.	3,200	546,976
		70,235,702
Industrials-9.81%
3M Co.	2,662	397,410
A.O. Smith Corp.	5,667	340,700
Acuity Brands, Inc.	2,063	361,066
Advanced Drainage Systems, Inc.	3,389	371,129
AECOM	5,024	350,926
AGCO Corp.	2,896	371,065
Air Lease Corp.	10,663	401,035
Alaska Air Group, Inc.(b)	8,319	401,475
Allegion PLC	3,380	377,377
Allison Transmission Holdings, Inc.	9,750	390,098
AMERCO	697	341,516
American Airlines Group, Inc.(b)(c)	28,856	515,657
AMETEK, Inc.	2,925	355,300
Armstrong World Industries, Inc.(c)	4,218	352,203
Axon Enterprise, Inc.(b)	2,885	292,424
AZEK Co., Inc. (The)(b)(c)	14,976	315,544
Boeing Co. (The)(b)	2,118	278,305
Booz Allen Hamilton Holding Corp.	4,587	393,840
Builders FirstSource, Inc.(b)	5,038	327,923
BWX Technologies, Inc.	7,071	362,035
C.H. Robinson Worldwide, Inc.	3,663	397,472
	Shares	Value
Industrials-(continued)
CACI International, Inc., Class A(b)	1,542	$432,331
Carlisle Cos., Inc.	1,658	421,845
Carrier Global Corp.	8,726	343,019
Caterpillar, Inc.	1,845	398,243
ChargePoint Holdings, Inc., (Acquired 06/25/2021 - 05/25/2022; Cost $2,691,279)(b)(c)(d)	107,489	1,374,784
Cintas Corp.	1,094	435,773
Clarivate PLC(b)(c)	31,228	461,238
Clean Harbors, Inc.(b)	14,773	1,379,798
Copa Holdings S.A., Class A (Panama)(c)	5,489	388,072
Copart, Inc.(b)	3,519	403,031
Core & Main, Inc., Class A(b)(c)	17,750	418,900
CoStar Group, Inc.(b)	17,718	1,079,735
Crane Holdings Co.	3,668	350,881
CSX Corp.	10,914	346,956
Cummins, Inc.	1,953	408,411
Curtiss-Wright Corp.	2,644	375,395
Deere & Co.	1,005	359,569
Delta Air Lines, Inc.(b)	12,547	523,084
Donaldson Co., Inc.	7,460	390,009
Dover Corp.	2,548	341,203
Driven Brands Holdings, Inc.(b)(c)	15,197	439,801
Dun & Bradstreet Holdings, Inc.(b)(c)	27,509	475,080
Eaton Corp. PLC	2,600	360,360
Emerson Electric Co.	4,033	357,566
Equifax, Inc.	1,682	340,740
Esab Corp.(b)(c)	3,341	167,050
Expeditors International of Washington, Inc.	3,844	418,381
Fastenal Co.	34,029	1,822,593
FedEx Corp.	1,796	403,346
Flowserve Corp.(c)	11,164	351,666
Fluence Energy, Inc.(b)(c)	152,102	1,490,600
Fortive Corp.	6,757	417,380
Fortune Brands Home & Security, Inc.	4,567	316,721
FTI Consulting, Inc.(b)(c)	2,641	443,688
Gates Industrial Corp. PLC(b)(c)	24,643	314,445
Generac Holdings, Inc.(b)	1,277	315,521
General Dynamics Corp.	1,595	358,731
General Electric Co.	4,155	325,295
Graco, Inc.	5,531	350,112
GXO Logistics, Inc.(b)	6,067	329,256
Hayward Holdings, Inc.(b)(c)	21,925	335,453
HEICO Corp.(c)	2,617	374,362
Hexcel Corp.	33,320	1,914,234
Honeywell International, Inc.	2,062	399,244
Howmet Aerospace, Inc.	11,071	396,010
Hubbell, Inc.	2,103	399,276
Huntington Ingalls Industries, Inc.	1,853	389,982
IAA, Inc.(b)(c)	11,716	457,276
IDEX Corp.	2,022	387,314
Illinois Tool Works, Inc.	1,885	392,212
Ingersoll Rand, Inc.	7,776	366,638
ITT, Inc.	4,848	357,879
J.B. Hunt Transport Services, Inc.	1,917	330,836
Jacobs Engineering Group, Inc.	3,057	428,255
JetBlue Airways Corp.(b)(c)	32,187	345,688
Johnson Controls International PLC	6,185	337,144
Kirby Corp.(b)	5,247	354,330
Knight-Swift Transportation Holdings, Inc.	7,385	359,206
L3Harris Technologies, Inc.	1,487	358,218
Landstar System, Inc.	2,520	381,604

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Legalzoom.com, Inc.(b)(c)	32,121	$420,785
Leidos Holdings, Inc.	4,446	464,607
Lennox International, Inc.	1,464	305,830
Lincoln Electric Holdings, Inc.	3,026	410,991
Lockheed Martin Corp.	856	376,734
Lyft, Inc., Class A(b)(c)	10,909	192,871
ManpowerGroup, Inc.	4,237	379,678
Masco Corp.	7,024	398,191
MasTec, Inc.(b)(c)	4,671	390,449
MDU Resources Group, Inc.	14,849	406,566
Mercury Systems, Inc.(b)(c)	5,610	335,534
Middleby Corp. (The)(b)(c)	2,212	335,030
MSA Safety, Inc.	2,850	363,347
MSC Industrial Direct Co., Inc., Class A	4,878	414,289
Nielsen Holdings PLC	22,635	578,551
Nordson Corp.	1,823	397,195
Norfolk Southern Corp.	1,402	336,003
Northrop Grumman Corp.	856	400,582
nVent Electric PLC	11,064	391,666
Old Dominion Freight Line, Inc.	1,255	324,091
Oshkosh Corp.	3,515	326,579
Otis Worldwide Corp.	5,217	388,145
Owens Corning	4,246	405,833
PACCAR, Inc.	4,358	378,449
Parker-Hannifin Corp.	1,378	375,050
Pentair PLC	6,940	348,180
Plug Power, Inc.(b)(c)	71,568	1,322,577
Quanta Services, Inc.	3,196	380,324
Raytheon Technologies Corp.	3,917	372,585
Regal Rexnord Corp.	2,488	310,876
Republic Services, Inc.	12,285	1,644,224
Robert Half International, Inc.	3,394	305,969
Rockwell Automation, Inc.	1,434	305,729
Rollins, Inc.	12,531	444,349
Ryder System, Inc.	4,814	385,216
Schneider National, Inc., Class B	14,839	358,214
Science Applications International Corp.	5,204	450,458
Sensata Technologies Holding PLC	7,103	341,157
Shoals Technologies Group, Inc., Class A(b)(c)	120,302	1,876,711
SiteOne Landscape Supply, Inc.(b)	2,375	318,891
Snap-on, Inc.	1,879	416,913
Southwest Airlines Co.(b)	10,047	460,755
Spirit AeroSystems Holdings, Inc., Class A	8,936	280,769
Stanley Black & Decker, Inc.	2,580	306,220
Stericycle, Inc.(b)	27,911	1,410,901
Sunrun, Inc.(b)(c)	51,092	1,334,523
Textron, Inc.	5,471	357,202
Timken Co. (The)	30,031	1,833,993
Toro Co. (The)	4,627	381,681
Trane Technologies PLC	2,591	357,713
TransDigm Group, Inc.(b)	589	356,563
TransUnion	4,002	347,414
Trex Co., Inc.(b)(c)	4,953	315,605
TuSimple Holdings, Inc., Class A(b)(c)	36,023	295,749
Uber Technologies, Inc.(b)	13,525	313,780
Union Pacific Corp.	1,447	318,022
United Airlines Holdings, Inc.(b)	11,648	554,794
United Parcel Service, Inc., Class B	1,878	342,266
United Rentals, Inc.(b)	1,220	363,780
Univar Solutions, Inc.(b)	62,083	1,907,190
Valmont Industries, Inc.	1,663	426,975
Verisk Analytics, Inc.	2,058	359,985
	Shares	Value
Industrials-(continued)
Vertiv Holdings Co.(c)	40,144	$441,183
Virgin Galactic Holdings, Inc.(b)(c)	50,337	352,862
W.W. Grainger, Inc.	786	382,837
Wabtec Corp.	4,243	400,794
Waste Management, Inc.	10,276	1,628,849
Watsco, Inc.(c)	1,337	341,777
Woodward, Inc.	3,199	325,050
XPO Logistics, Inc.(b)	5,298	283,125
Xylem, Inc.	4,613	388,645
		73,440,691
Information Technology-13.52%
Accenture PLC, Class A	1,256	374,866
Adobe, Inc.(b)	1,103	459,377
Advanced Micro Devices, Inc.(b)	4,564	464,889
Akamai Technologies, Inc.(b)	4,157	420,023
Allegro MicroSystems, Inc. (Japan)(b)(c)	17,341	446,531
Alteryx, Inc., Class A(b)(c)	7,296	406,022
Amdocs Ltd.	5,672	492,840
Amphenol Corp., Class A	6,150	435,789
Analog Devices, Inc.	3,036	511,262
Anaplan, Inc.(b)	9,513	624,053
ANSYS, Inc.(b)	1,506	392,102
Apple, Inc.	2,853	424,641
Applied Materials, Inc.	3,610	423,417
Arista Networks, Inc.(b)	28,389	2,903,627
Arrow Electronics, Inc.(b)	3,900	470,535
Aspen Technology, Inc.(b)(c)	1,379	266,838
Atlassian Corp. PLC, Class A(b)	1,839	326,091
Autodesk, Inc.(b)	2,288	475,332
Automatic Data Processing, Inc.	1,862	415,114
Avalara, Inc.(b)(c)	5,277	446,804
Avnet, Inc.	11,452	554,849
Bentley Systems, Inc., Class B(c)	12,270	421,843
Bill.com Holdings, Inc.(b)(c)	1,895	224,065
Black Knight, Inc.(b)	8,029	545,249
Block, Inc., Class A(b)(c)	3,481	304,622
Bread Financial Holdings, Inc.	6,891	379,694
Broadcom, Inc.	778	451,341
Broadridge Financial Solutions, Inc.	3,410	498,610
C3.ai, Inc., Class A(b)(c)	22,951	434,233
Cadence Design Systems, Inc.(b)	3,058	470,106
CDK Global, Inc.	9,595	522,544
CDW Corp.	2,694	457,603
Ceridian HCM Holding, Inc.(b)	7,076	398,379
Ciena Corp.(b)	59,817	3,039,900
Cirrus Logic, Inc.(b)	5,435	443,170
Cisco Systems, Inc.	63,473	2,859,459
Citrix Systems, Inc.	4,556	458,744
Cloudflare, Inc., Class A(b)(c)	4,702	263,312
Cognex Corp.	5,708	276,381
Cognizant Technology Solutions Corp., Class A	5,281	394,491
Coherent, Inc.(b)	1,459	395,331
CommScope Holding Co., Inc.(b)	478,133	3,590,779
Concentrix Corp.	2,314	358,415
Corning, Inc.	12,334	441,804
Coupa Software, Inc.(b)(c)	4,148	285,341
Crowdstrike Holdings, Inc., Class A(b)(c)	2,456	392,935
Datadog, Inc., Class A(b)	3,289	313,738
Datto Holding Corp.(b)	19,299	677,588
Dell Technologies, Inc., Class C	8,807	439,822
DocuSign, Inc.(b)	4,850	406,964

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Dolby Laboratories, Inc., Class A(c)	6,342	$492,266
DoubleVerify Holdings, Inc.(b)	19,986	444,689
Dropbox, Inc., Class A(b)(c)	21,698	452,186
Duck Creek Technologies, Inc.(b)(c)	20,244	375,931
DXC Technology Co.(b)	15,144	533,372
Dynatrace, Inc.(b)(c)	11,115	418,702
Elastic N.V.(b)	5,680	350,172
Enphase Energy, Inc.(b)	10,379	1,932,466
Entegris, Inc.	3,639	403,783
EPAM Systems, Inc.(b)	2,480	839,530
Euronet Worldwide, Inc.(b)(c)	3,339	404,553
Everbridge, Inc.(b)(c)	12,727	525,752
F5, Inc.(b)	2,325	379,068
Fair Isaac Corp.(b)	791	323,954
Fastly, Inc., Class A(b)(c)	31,159	406,625
Fidelity National Information Services, Inc.	4,189	437,751
First Solar, Inc.(b)	24,254	1,712,575
Fiserv, Inc.(b)	4,023	403,024
Five9, Inc.(b)(c)	4,956	479,295
FleetCor Technologies, Inc.(b)	1,649	410,288
Fortinet, Inc.(b)	1,593	468,565
Gartner, Inc.(b)	1,625	426,400
Genpact Ltd.	9,121	404,699
Global Payments, Inc.	2,997	392,727
GLOBALFOUNDRIES, Inc.(b)(c)	7,712	460,329
Globant S.A.(b)	2,032	385,084
GoDaddy, Inc., Class A(b)	5,885	441,669
Guidewire Software, Inc.(b)(c)	5,036	402,578
Hewlett Packard Enterprise Co.	27,939	435,848
HP, Inc.	12,702	493,346
HubSpot, Inc.(b)	1,106	373,485
Informatica, Inc., Class A(b)(c)	25,404	518,242
Intel Corp.	9,747	432,962
International Business Machines Corp.	3,839	533,007
Intuit, Inc.	1,008	417,776
IPG Photonics Corp.(b)	4,068	429,133
Jabil, Inc.	8,222	505,817
Jack Henry & Associates, Inc.	2,087	392,606
Jamf Holding Corp.(b)(c)	13,415	345,302
Juniper Networks, Inc.	104,135	3,194,862
Keysight Technologies, Inc.(b)	2,624	382,054
KLA Corp.	1,385	505,317
Kyndryl Holdings, Inc.(b)	38,493	475,004
Lam Research Corp.	918	477,388
Littelfuse, Inc.(c)	1,556	420,431
Lumentum Holdings, Inc.(b)(c)	37,118	3,195,117
Mandiant, Inc.(b)	21,040	463,932
Manhattan Associates, Inc.(b)	3,457	418,055
Marvell Technology, Inc.	6,969	412,216
Mastercard, Inc., Class A	1,210	433,023
Microchip Technology, Inc.	6,595	479,127
Micron Technology, Inc.	6,055	447,101
Microsoft Corp.	1,600	434,992
MKS Instruments, Inc.	2,620	323,570
MongoDB, Inc.(b)	1,353	320,864
Monolithic Power Systems, Inc.	1,164	524,254
Motorola Solutions, Inc.	15,469	3,399,158
N-able, Inc.(b)(c)	42,308	423,080
National Instruments Corp.	11,701	413,279
nCino, Inc.(b)(c)	9,032	295,075
NCR Corp.(b)(c)	12,151	421,518
NetApp, Inc.	5,517	396,948
	Shares	Value
Information Technology-(continued)
New Relic, Inc.(b)	7,416	$347,514
NortonLifeLock, Inc.	16,368	398,397
Nutanix, Inc., Class A(b)	19,188	310,846
NVIDIA Corp.	2,022	377,548
NXP Semiconductors N.V. (China)	2,569	487,493
Okta, Inc.(b)	2,752	228,554
ON Semiconductor Corp.(b)	7,978	484,105
Oracle Corp.	5,995	431,160
Palantir Technologies, Inc., Class A(b)(c)	38,441	333,668
Palo Alto Networks, Inc.(b)	828	416,302
Paychex, Inc.	3,173	392,913
Paycom Software, Inc.(b)	1,454	413,430
Paycor HCM, Inc.(b)(c)	17,077	418,728
Paylocity Holding Corp.(b)	1,963	343,250
PayPal Holdings, Inc.(b)	3,908	333,001
Paysafe Ltd.(b)	117,917	321,913
Pegasystems, Inc.(c)	5,871	290,849
Procore Technologies, Inc.(b)(c)	8,197	372,964
PTC, Inc.(b)	4,243	494,437
Pure Storage, Inc., Class A(b)	14,146	335,685
Qorvo, Inc.(b)	3,597	401,965
QUALCOMM, Inc.	2,911	416,913
RingCentral, Inc., Class A(b)	4,120	260,137
Roper Technologies, Inc.	1,108	490,224
Sabre Corp.(b)(c)	43,738	328,472
salesforce.com, inc.(b)	2,284	365,988
ServiceNow, Inc.(b)	856	400,154
Shift4 Payments, Inc., Class A(b)(c)	7,540	344,201
Skyworks Solutions, Inc.	3,463	377,017
Smartsheet, Inc., Class A(b)	9,301	331,581
Snowflake, Inc., Class A(b)	2,310	294,872
SolarWinds Corp.	40,431	470,617
Splunk, Inc.(b)	3,564	365,524
SS&C Technologies Holdings, Inc.	6,117	391,427
StoneCo Ltd., Class A (Brazil)(b)(c)	40,081	402,413
Switch, Inc., Class A	16,909	570,679
Synopsys, Inc.(b)	1,520	485,184
TD SYNNEX Corp.	4,229	439,182
Teledyne Technologies, Inc.(b)	895	362,609
Teradata Corp.(b)	10,128	389,219
Teradyne, Inc.	4,144	452,773
Texas Instruments, Inc.	2,661	470,358
Thoughtworks Holding, Inc.(b)	24,481	423,766
Trade Desk, Inc. (The), Class A(b)	6,571	342,021
Trimble, Inc.(b)	5,667	385,639
Twilio, Inc., Class A(b)	3,276	344,537
Tyler Technologies, Inc.(b)	1,166	414,886
Ubiquiti, Inc.(c)	13,451	3,518,244
Unity Software, Inc.(b)(c)	5,490	219,435
Universal Display Corp.	2,798	353,415
VeriSign, Inc.(b)	2,166	378,075
ViaSat, Inc.(b)(c)	67,732	2,674,737
Visa, Inc., Class A(c)	1,947	413,095
VMware, Inc., Class A	4,024	515,474
Vontier Corp.	16,598	445,158
Western Digital Corp.(b)	9,759	592,274
Western Union Co. (The)	21,713	393,874
WEX, Inc.(b)	2,319	394,879
Wix.com Ltd. (Israel)(b)	5,706	359,535
Wolfspeed, Inc.(b)(c)	4,758	357,944
Workday, Inc., Class A(b)	2,009	314,007
Xerox Holdings Corp.	24,333	457,947

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Zebra Technologies Corp., Class A(b)	978	$330,750
Zendesk, Inc.(b)(c)	3,890	355,741
Zoom Video Communications, Inc., Class A(b)	4,360	468,482
Zscaler, Inc.(b)	2,165	331,440
		101,253,008
Materials-10.07%
Air Products and Chemicals, Inc.	8,148	2,005,712
Albemarle Corp.	9,846	2,564,095
Alcoa Corp.	22,379	1,381,232
Amcor PLC	34,908	457,295
AptarGroup, Inc.	3,396	363,678
Ardagh Group S.A.(f)	13,287	282,083
Ardagh Metal Packaging S.A.(b)	50,047	302,284
Ashland Global Holdings, Inc.	20,905	2,237,253
Avery Dennison Corp.	11,373	1,962,525
Axalta Coating Systems Ltd.(b)	16,181	439,476
Ball Corp.	4,320	306,245
Berry Global Group, Inc.(b)	6,725	392,269
Celanese Corp.	13,420	2,100,498
CF Industries Holdings, Inc.	19,062	1,882,754
Chemours Co. (The)	72,397	3,119,587
Cleveland-Cliffs, Inc.(b)	70,120	1,625,382
Corteva, Inc.	24,108	1,509,643
Crown Holdings, Inc.	3,186	332,746
Diversey Holdings Ltd.(b)(c)	49,286	483,003
Dow, Inc.	30,582	2,078,964
DuPont de Nemours, Inc.	5,316	360,691
Eagle Materials, Inc.	2,794	364,785
Eastman Chemical Co.	17,353	1,911,606
Ecolab, Inc.	11,439	1,874,966
Element Solutions, Inc.	87,041	1,853,103
FMC Corp.	14,914	1,828,158
Freeport-McMoRan, Inc.	38,839	1,517,828
Graphic Packaging Holding Co.	19,916	443,330
Huntsman Corp.	49,697	1,801,516
International Flavors & Fragrances, Inc.	15,300	2,022,201
International Paper Co.	44,670	2,164,261
Louisiana-Pacific Corp.	5,878	405,935
LyondellBasell Industries N.V., Class A	18,844	2,152,927
Martin Marietta Materials, Inc.	1,091	370,264
Mosaic Co. (The)	29,837	1,869,288
NewMarket Corp.	5,779	1,904,296
Newmont Corp.	23,958	1,625,550
Nucor Corp.	14,125	1,870,997
Olin Corp.	38,933	2,561,402
Packaging Corp. of America	2,591	407,512
PPG Industries, Inc.	3,193	403,882
Reliance Steel & Aluminum Co.	9,988	1,941,667
Royal Gold, Inc.	13,617	1,539,810
RPM International, Inc.	4,797	422,616
Scotts Miracle-Gro Co. (The)	15,750	1,490,265
Sealed Air Corp.	5,967	371,028
Sherwin-Williams Co. (The)	1,603	429,668
Silgan Holdings, Inc.	8,924	390,960
Sonoco Products Co.	6,855	400,812
Southern Copper Corp. (Peru)(c)	24,606	1,520,159
Steel Dynamics, Inc.	25,631	2,188,375
Sylvamo Corp.(b)	54,735	2,777,254
United States Steel Corp.(c)	55,585	1,393,516
Valvoline, Inc.	62,704	2,098,076
Vulcan Materials Co.	2,148	354,141
	Shares	Value
Materials-(continued)
Westlake Corp.(c)	16,016	$2,115,874
WestRock Co.	8,924	432,725
		75,408,168
Real Estate-8.33%
Alexandria Real Estate Equities, Inc.	5,242	869,910
American Campus Communities, Inc.	18,275	1,187,875
American Homes 4 Rent, Class A	25,343	936,677
American Tower Corp.	4,271	1,093,931
Americold Realty Trust(c)	36,746	1,017,497
Apartment Income REIT Corp.	18,676	837,805
AvalonBay Communities, Inc.	4,075	847,437
Boston Properties, Inc.	7,994	888,773
Brixmor Property Group, Inc.	39,601	965,472
Camden Property Trust	5,930	850,896
CBRE Group, Inc., Class A(b)	11,360	941,062
Cousins Properties, Inc.(c)	24,863	859,017
Crown Castle International Corp.	5,645	1,070,574
CubeSmart	20,044	892,559
Digital Realty Trust, Inc.	7,373	1,029,197
Douglas Emmett, Inc.	29,917	845,754
Duke Realty Corp.	18,261	964,729
EPR Properties	18,979	972,484
Equinix, Inc.	1,449	995,593
Equity LifeStyle Properties, Inc.	12,819	970,398
Equity Residential	11,399	875,785
Essex Property Trust, Inc.	2,901	823,449
Extra Space Storage, Inc.	5,065	902,583
Federal Realty Investment Trust	8,285	952,526
First Industrial Realty Trust, Inc.	16,978	902,381
Gaming and Leisure Properties, Inc.	22,005	1,030,274
Healthcare Trust of America, Inc., Class A	32,508	976,865
Healthpeak Properties, Inc.	30,477	904,862
Highwoods Properties, Inc.	22,343	877,857
Host Hotels & Resorts, Inc.	54,459	1,088,635
Howard Hughes Corp. (The), (Acquired 09/18/2020 - 05/25/2022; Cost $861,975)(b)(c)(d)	10,382	873,438
Hudson Pacific Properties, Inc.(c)	36,247	721,678
Invitation Homes, Inc.	25,213	951,034
Iron Mountain, Inc.	19,287	1,039,569
JBG SMITH Properties	33,990	877,282
Jones Lang LaSalle, Inc.(b)	4,584	904,515
Kilroy Realty Corp.	13,529	821,210
Kimco Realty Corp.	41,644	984,881
Lamar Advertising Co., Class A	9,033	884,782
Life Storage, Inc.	7,512	877,101
Medical Properties Trust, Inc.	48,244	896,374
Mid-America Apartment Communities, Inc.	4,718	853,958
National Retail Properties, Inc.	22,973	1,017,704
Omega Healthcare Investors, Inc.(c)	34,637	1,031,144
Opendoor Technologies, Inc.(b)(c)	133,993	968,769
Orion Office REIT, Inc.	58,296	777,086
Park Hotels & Resorts, Inc.	53,116	959,275
Prologis, Inc.	6,622	844,173
Public Storage	2,720	899,341
Rayonier, Inc.	23,388	964,053
Realty Income Corp.	15,684	1,069,963
Regency Centers Corp.	14,584	994,775
Rexford Industrial Realty, Inc.	14,230	908,870
SBA Communications Corp., Class A	3,023	1,017,572
Simon Property Group, Inc.	7,494	859,187
SL Green Realty Corp.	12,526	773,731

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
Spirit Realty Capital, Inc.	21,292	$894,051
STORE Capital Corp.	33,692	929,562
Sun Communities, Inc.(c)	5,511	904,520
UDR, Inc.	17,283	826,127
Ventas, Inc.	16,911	959,530
VICI Properties, Inc.	36,290	1,119,547
Vornado Realty Trust	21,404	748,284
W.P. Carey, Inc.(c)	12,836	1,080,021
Welltower, Inc.	10,983	978,476
Weyerhaeuser Co.	24,732	977,409
Zillow Group, Inc., Class C(b)(c)	19,897	793,890
		62,355,739
Utilities-8.70%
AES Corp. (The)	69,678	1,535,703
Alliant Energy Corp.	25,907	1,653,385
Ameren Corp.	17,782	1,692,669
American Electric Power Co., Inc.	16,288	1,661,865
American Water Works Co., Inc.	10,184	1,540,330
Atmos Energy Corp.	13,745	1,598,681
Avangrid, Inc.	34,877	1,659,796
Brookfield Renewable Corp., Class A	36,300	1,313,334
CenterPoint Energy, Inc.	54,368	1,742,494
CMS Energy Corp.	23,665	1,681,162
Consolidated Edison, Inc.	17,487	1,735,760
Constellation Energy Corp.	30,860	1,915,789
Dominion Energy, Inc.	19,004	1,600,517
DTE Energy Co.	12,274	1,628,883
Duke Energy Corp.	14,695	1,653,481
Edison International	23,725	1,658,615
Entergy Corp.	14,297	1,720,215
Essential Utilities, Inc.	33,611	1,554,845
Evergy, Inc.	24,348	1,702,899
Eversource Energy	18,457	1,703,950
Exelon Corp.	36,384	1,788,274
FirstEnergy Corp.	35,415	1,521,428
Hawaiian Electric Industries, Inc.	36,936	1,594,527
IDACORP, Inc.	14,166	1,544,377
	Shares	Value
Utilities-(continued)
National Fuel Gas Co.	23,119	$1,699,940
NextEra Energy, Inc.	19,845	1,502,068
NiSource, Inc.	52,030	1,636,343
NRG Energy, Inc.	41,421	1,907,023
OGE Energy Corp.	40,110	1,656,543
PG&E Corp.(b)(c)	143,195	1,746,979
Pinnacle West Capital Corp.	21,017	1,631,970
PPL Corp.	58,619	1,769,121
Public Service Enterprise Group, Inc.	23,859	1,635,296
Sempra Energy	10,095	1,654,167
Southern Co. (The)	23,066	1,745,174
UGI Corp.	45,558	1,947,149
Vistra Corp.	68,801	1,814,282
WEC Energy Group, Inc.	16,672	1,751,727
Xcel Energy, Inc.	22,239	1,675,486
		65,176,247
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $743,560,636)		748,360,366
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.80%
Invesco Private Government Fund, 0.74%(e)(g)(h)	33,233,157	33,233,157
Invesco Private Prime Fund, 0.87%(e)(g)(h)	77,616,571	77,624,334
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $110,845,089)		110,857,491
TOTAL INVESTMENTS IN SECURITIES-114.74% (Cost $854,405,725)		859,217,857
OTHER ASSETS LESS LIABILITIES-(14.74)%		(110,360,052)
NET ASSETS-100.00%		$748,857,805

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Restricted security. The aggregate value of these securities at May 31, 2022 was $2,725,804, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Invesco Ltd.	$389,852	$288,811	$(74,964)	$(161,969)	$36,393	$478,123	$10,803
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	16,149,344	(16,149,344)	-	-	-	447
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2022
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$16,042,144	$127,438,309	$(110,247,296)	$-	$-	$33,233,157	$37,163*
Invesco Private Prime Fund	37,431,669	242,412,569	(202,208,552)	12,401	(23,753)	77,624,334	110,987*
Total	$53,863,665	$386,289,033	$(328,680,156)	$(149,568)	$12,640	$111,335,614	$159,400

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Communication Services-3.75%
Activision Blizzard, Inc.	310	$24,143
Alphabet, Inc., Class A(b)	6	13,652
AT&T, Inc.	791	16,840
Cable One, Inc.	10	13,031
Charter Communications, Inc., Class A(b)	28	14,194
Electronic Arts, Inc.	148	20,520
Fox Corp., Class A	356	12,642
Fox Corp., Class B	167	5,463
Interpublic Group of Cos., Inc. (The)	532	17,146
Liberty Broadband Corp., Class A(b)	17	2,074
Liberty Broadband Corp., Class C(b)	100	12,517
Liberty Media Corp.-Liberty Formula One, Class A(b)	320	18,246
Match Group, Inc.(b)	139	10,950
Netflix, Inc.(b)	29	5,726
New York Times Co. (The), Class A	390	13,451
Paramount Global, Class A	550	20,273
Paramount Global, Class B	595	20,426
Pinterest, Inc., Class A(b)	472	9,275
Sirius XM Holdings, Inc.(c)	2,925	18,720
Verizon Communications, Inc.	356	18,259
Warner Bros Discovery, Inc.(b)	999	18,432
World Wrestling Entertainment, Inc., Class A	370	24,705
		330,685
Consumer Discretionary-11.56%
Advance Auto Parts, Inc.	81	15,379
Amazon.com, Inc.(b)	5	12,021
Aptiv PLC(b)	110	11,686
AutoNation, Inc.(b)(c)	144	17,217
AutoZone, Inc.(b)	10	20,597
Best Buy Co., Inc.	173	14,196
BorgWarner, Inc.	410	16,531
Boyd Gaming Corp.	311	18,277
Bright Horizons Family Solutions, Inc.(b)(c)	148	13,401
Brunswick Corp.	189	14,218
Burlington Stores, Inc.(b)(c)	63	10,603
CarMax, Inc.(b)(c)	126	12,508
Carter’s, Inc.	179	13,792
Chipotle Mexican Grill, Inc.(b)	11	15,428
D.R. Horton, Inc.	180	13,527
Darden Restaurants, Inc.	129	16,125
Deckers Outdoor Corp.(b)(c)	45	12,085
Dick’s Sporting Goods, Inc.	154	12,509
Dollar General Corp.	79	17,407
Dollar Tree, Inc.(b)	133	21,324
Domino’s Pizza, Inc.	35	12,711
eBay, Inc.	267	12,995
Five Below, Inc.(b)	93	12,145
Foot Locker, Inc.	394	12,994
Ford Motor Co.	910	12,449
frontdoor, inc.(b)	525	12,989
Garmin Ltd.	134	14,153
General Motors Co.(b)	302	11,681
Gentex Corp.	527	16,379
Genuine Parts Co.	140	19,142
Grand Canyon Education, Inc.(b)	252	22,471
Harley-Davidson, Inc.	482	16,957
Hasbro, Inc.	182	16,335
Home Depot, Inc. (The)	44	13,321
Lear Corp.	104	14,660
Leggett & Platt, Inc.	440	17,235
Lennar Corp., Class A	155	12,439
	Shares	Value
Consumer Discretionary-(continued)
Lennar Corp., Class B	10	$672
LKQ Corp.	315	16,188
Lowe’s Cos., Inc.	72	14,062
Mattel, Inc.(b)	824	20,699
McDonald’s Corp.	72	18,159
Mohawk Industries, Inc.(b)	107	15,136
Newell Brands, Inc.	850	18,224
NIKE, Inc., Class B	106	12,598
NVR, Inc.(b)	3	13,352
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	291	13,668
O’Reilly Automotive, Inc.(b)	28	17,841
Penske Automotive Group, Inc.	177	20,380
Polaris, Inc.	159	16,941
Pool Corp.	32	12,756
Service Corp. International	269	18,838
Skechers U.S.A., Inc., Class A(b)	396	15,602
Starbucks Corp.	162	12,717
Tapestry, Inc.	455	15,698
Tempur Sealy International, Inc.	409	10,785
Terminix Global Holdings, Inc.(b)	489	21,228
Thor Industries, Inc.(c)	167	12,687
Toll Brothers, Inc.	272	13,728
Tractor Supply Co.	79	14,801
Travel + Leisure Co.	375	19,166
Under Armour, Inc., Class A(b)	397	4,200
Under Armour, Inc., Class C(b)	430	4,171
Vail Resorts, Inc.	54	13,619
Wayfair, Inc., Class A(b)(c)	72	4,276
Wendy’s Co. (The)	867	16,161
Whirlpool Corp.	82	15,108
Williams-Sonoma, Inc.	95	12,152
Yum China Holdings, Inc. (China)(c)	354	16,093
Yum! Brands, Inc.	145	17,613
		1,019,206
Consumer Staples-8.92%
Albertsons Cos., Inc., Class A(c)	516	15,764
Altria Group, Inc.	411	22,231
Archer-Daniels-Midland Co.	286	25,975
Boston Beer Co., Inc. (The), Class A(b)(c)	41	14,567
Brown-Forman Corp., Class B	254	16,794
Bunge Ltd.	209	24,729
Campbell Soup Co.	443	21,224
Casey’s General Stores, Inc.	94	19,697
Church & Dwight Co., Inc.	195	17,562
Clorox Co. (The)	107	15,554
Coca-Cola Co. (The)	338	21,422
Colgate-Palmolive Co.	234	18,442
Conagra Brands, Inc.	580	19,076
Costco Wholesale Corp.	34	15,851
Darling Ingredients, Inc.(b)(c)	273	21,859
Flowers Foods, Inc.	688	18,989
General Mills, Inc.	289	20,187
Grocery Outlet Holding Corp.(b)(c)	641	24,518
Hain Celestial Group, Inc. (The)(b)	460	12,121
Hershey Co. (The)	102	21,594
Hormel Foods Corp.	420	20,441
Ingredion, Inc.	189	17,896
JM Smucker Co. (The)	140	17,552
Kellogg Co.	292	20,364
Keurig Dr Pepper, Inc.	524	18,204
Kimberly-Clark Corp.	134	17,825
Kraft Heinz Co. (The)	540	20,428
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Kroger Co. (The)	439	$23,254
Lamb Weston Holdings, Inc.	352	23,788
McCormick & Co., Inc.	204	18,915
Mondelez International, Inc., Class A	301	19,132
PepsiCo, Inc.	110	18,453
Philip Morris International, Inc.	203	21,569
Post Holdings, Inc.(b)	188	15,459
Procter & Gamble Co. (The)	122	18,041
Reynolds Consumer Products, Inc.(c)	609	16,577
Seaboard Corp.	5	20,697
Spectrum Brands Holdings, Inc.	179	15,705
Tyson Foods, Inc., Class A	225	20,162
Walgreens Boots Alliance, Inc.	406	17,795
Walmart, Inc.	129	16,593
		787,006
Energy-2.07%
Baker Hughes Co., Class A	754	27,129
Continental Resources, Inc.(c)	414	28,181
Coterra Energy, Inc.	894	30,691
Hess Corp.	242	29,783
Kinder Morgan, Inc.	1,157	22,781
ONEOK, Inc.	300	19,755
Williams Cos., Inc. (The)	663	24,571
		182,891
Financials-17.31%
Affiliated Managers Group, Inc.	105	14,030
AGNC Investment Corp.	1,172	14,334
Alleghany Corp.(b)	28	23,346
Allstate Corp. (The)	165	22,554
Ally Financial, Inc.	391	17,220
American Financial Group, Inc.	133	18,793
American International Group, Inc.	344	20,186
Ameriprise Financial, Inc.	62	17,129
Annaly Capital Management, Inc.(c)	2,218	14,661
Aon PLC, Class A	61	16,816
Ares Management Corp., Class A	220	15,657
Arthur J. Gallagher & Co.	109	17,651
Assurant, Inc.	118	20,849
Assured Guaranty Ltd.	367	21,598
Bank of Hawaii Corp.	221	17,565
Bank OZK	397	16,464
BOK Financial Corp.(c)	172	14,821
Brown & Brown, Inc.	276	16,386
Capital One Financial Corp.	128	16,366
Carlyle Group, Inc. (The)	328	12,638
Cboe Global Markets, Inc.	139	15,611
Charles Schwab Corp. (The)	230	16,123
Chubb Ltd.	101	21,340
Citizens Financial Group, Inc.	380	15,724
Comerica, Inc.	218	18,140
Commerce Bancshares, Inc.	271	18,748
Credit Acceptance Corp.(b)	28	16,669
Cullen/Frost Bankers, Inc.	143	17,872
Discover Financial Services	166	18,839
East West Bancorp, Inc.	233	17,135
Erie Indemnity Co., Class A(c)	95	15,936
Evercore, Inc., Class A	130	14,846
F.N.B. Corp.	1,526	18,541
FactSet Research Systems, Inc.	39	14,889
Fifth Third Bancorp	421	16,600
First Citizens BancShares, Inc., Class A	23	16,109
	Shares	Value
Financials-(continued)
First Hawaiian, Inc.	685	$17,543
First Horizon Corp.	1,121	25,592
First Republic Bank	84	13,023
Franklin Resources, Inc.	553	14,975
Globe Life, Inc.	207	20,197
Hartford Financial Services Group, Inc. (The)	271	19,650
Huntington Bancshares, Inc.	1,199	16,642
Invesco Ltd.(d)	800	15,472
Janus Henderson Group PLC(c)	425	11,947
JPMorgan Chase & Co.	112	14,810
KeyCorp	797	15,908
Lazard Ltd., Class A	417	14,703
LPL Financial Holdings, Inc.	114	22,366
M&T Bank Corp.	249	44,813
MarketAxess Holdings, Inc.	52	14,647
Marsh & McLennan Cos., Inc.	108	17,275
Mercury General Corp.	344	16,839
MetLife, Inc.	311	20,958
Morningstar, Inc.	57	14,651
Nasdaq, Inc.	89	13,818
New York Community Bancorp, Inc.(c)	1,492	14,890
Old Republic International Corp.	749	17,916
OneMain Holdings, Inc.	346	15,245
PacWest Bancorp	405	12,790
Pinnacle Financial Partners, Inc.	187	15,226
Popular, Inc.	228	18,630
Progressive Corp. (The)	190	22,682
Prosperity Bancshares, Inc.	249	18,053
Raymond James Financial, Inc.	186	18,319
Regions Financial Corp.	794	17,539
SEI Investments Co.	301	17,587
SLM Corp.	980	19,198
Stifel Financial Corp.	253	16,235
SVB Financial Group(b)	26	12,703
Synchrony Financial	403	14,927
Synovus Financial Corp.	396	16,889
TFS Financial Corp.(c)	986	14,810
Tradeweb Markets, Inc., Class A	183	12,373
Travelers Cos., Inc. (The)	121	21,664
Truist Financial Corp.	302	15,021
U.S. Bancorp	322	17,089
Umpqua Holdings Corp.	938	16,556
UWM Holdings Corp.(c)	2,598	10,522
Virtu Financial, Inc., Class A	638	16,671
W.R. Berkley Corp.	358	25,465
Webster Financial Corp.	676	33,185
Western Alliance Bancorporation	162	13,182
White Mountains Insurance Group Ltd.	18	22,407
Willis Towers Watson PLC	78	16,463
Wintrust Financial Corp.	205	17,915
Zions Bancorporation N.A.	283	16,142
		1,526,309
Health Care-11.72%
Abbott Laboratories	139	16,327
Agilent Technologies, Inc.	119	15,180
Align Technology, Inc.(b)	30	8,329
Amedisys, Inc.(b)	129	14,952
AmerisourceBergen Corp.	156	24,147
Amgen, Inc.	88	22,593
Avantor, Inc.(b)	465	14,899
Baxter International, Inc.	235	17,872
Becton, Dickinson and Co.	73	18,673

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Biogen, Inc.(b)	77	$15,400
BioMarin Pharmaceutical, Inc.(b)	208	15,627
Bio-Rad Laboratories, Inc., Class A(b)	24	12,907
Boston Scientific Corp.(b)	463	18,988
Bruker Corp.	221	13,808
Cardinal Health, Inc.	385	21,683
Catalent, Inc.(b)	139	14,325
Centene Corp.(b)	251	20,441
Cerner Corp.	254	24,092
Charles River Laboratories International, Inc.(b)	49	11,470
Chemed Corp.	38	18,407
Cooper Cos., Inc. (The)	48	16,836
CVS Health Corp.	199	19,253
Danaher Corp.	55	14,510
DENTSPLY SIRONA, Inc.	366	14,479
DexCom, Inc.(b)	32	9,534
Eli Lilly and Co.	71	22,254
Embecta Corp.(b)(c)	14	347
Envista Holdings Corp.(b)	463	19,928
Exelixis, Inc.(b)	1,077	19,741
Gilead Sciences, Inc.	257	16,666
Henry Schein, Inc.(b)	252	21,581
Hologic, Inc.(b)	242	18,215
Horizon Therapeutics PLC(b)	167	14,978
Humana, Inc.	43	19,532
ICU Medical, Inc.(b)	79	14,350
IDEXX Laboratories, Inc.(b)	30	11,749
Illumina, Inc.(b)	50	11,974
Incyte Corp.(b)	271	20,566
Johnson & Johnson	112	20,107
Laboratory Corp. of America Holdings	62	15,297
Masimo Corp.(b)	64	8,988
Molina Healthcare, Inc.(b)	63	18,284
Neurocrine Biosciences, Inc.(b)	221	20,661
Penumbra, Inc.(b)	73	10,725
PerkinElmer, Inc.	95	14,219
Pfizer, Inc.	323	17,132
Premier, Inc., Class A	478	17,882
QIAGEN N.V.(b)	326	14,980
Quest Diagnostics, Inc.	117	16,499
QuidelOrtho Corp.(b)	122	11,594
Regeneron Pharmaceuticals, Inc.(b)	28	18,613
Repligen Corp.(b)	64	10,526
ResMed, Inc.	70	14,242
Royalty Pharma PLC, Class A(c)	454	18,678
Sage Therapeutics, Inc.(b)	473	14,791
STERIS PLC	82	18,712
Tandem Diabetes Care, Inc.(b)	142	9,680
Thermo Fisher Scientific, Inc.	28	15,892
United Therapeutics Corp.(b)	93	21,422
Veeva Systems, Inc., Class A(b)	65	11,067
Vertex Pharmaceuticals, Inc.(b)	86	23,104
Waters Corp.(b)	54	17,709
West Pharmaceutical Services, Inc.	41	12,726
Zoetis, Inc.	80	13,674
		1,033,817
Industrials-11.81%
3M Co.	103	15,377
A.O. Smith Corp.	221	13,287
Advanced Drainage Systems, Inc.	145	15,879
AECOM	260	18,161
Allegion PLC	144	16,078
	Shares	Value
Industrials-(continued)
Allison Transmission Holdings, Inc.	508	$20,325
Booz Allen Hamilton Holding Corp.	212	18,202
BWX Technologies, Inc.	377	19,302
C.H. Robinson Worldwide, Inc.	188	20,400
Carrier Global Corp.	332	13,051
Caterpillar, Inc.	92	19,858
Copart, Inc.(b)	124	14,202
CoStar Group, Inc.(b)	234	14,260
Cummins, Inc.	85	17,775
Expeditors International of Washington, Inc.	144	15,673
Fortive Corp.	239	14,763
FTI Consulting, Inc.(b)	124	20,832
Gates Industrial Corp. PLC(b)	1,109	14,151
General Dynamics Corp.	93	20,917
Graco, Inc.	247	15,635
HEICO Corp., Class A	145	16,978
Huntington Ingalls Industries, Inc.	100	21,046
Illinois Tool Works, Inc.	77	16,021
Jacobs Engineering Group, Inc.	127	17,791
Johnson Controls International PLC	235	12,810
Knight-Swift Transportation Holdings, Inc.	311	15,127
Landstar System, Inc.	106	16,052
Lennox International, Inc.	59	12,325
Lincoln Electric Holdings, Inc.	134	18,200
Lockheed Martin Corp.	54	23,766
Masco Corp.	272	15,420
MasTec, Inc.(b)(c)	196	16,384
MDU Resources Group, Inc.	642	17,578
Mercury Systems, Inc.(b)	368	22,010
MSA Safety, Inc.	125	15,936
MSC Industrial Direct Co., Inc., Class A	227	19,279
Nordson Corp.	70	15,252
Northrop Grumman Corp.	51	23,866
Old Dominion Freight Line, Inc.	51	13,170
Otis Worldwide Corp.	220	16,368
PACCAR, Inc.	215	18,671
Pentair PLC	248	12,442
Quanta Services, Inc.	160	19,040
Regal Rexnord Corp.	113	14,119
Republic Services, Inc.	134	17,935
Rockwell Automation, Inc.	53	11,300
Rollins, Inc.	557	19,751
Ryder System, Inc.	221	17,684
Schneider National, Inc., Class B	734	17,719
Sensata Technologies Holding PLC	320	15,370
Snap-on, Inc.	88	19,525
Southwest Airlines Co.(b)	418	19,169
Stanley Black & Decker, Inc.	103	12,225
Toro Co. (The)	176	14,518
Trane Technologies PLC	95	13,116
Trex Co., Inc.(b)(c)	131	8,347
Univar Solutions, Inc.(b)	685	21,043
Valmont Industries, Inc.	74	19,000
Verisk Analytics, Inc.	80	13,994
Vertiv Holdings Co.	708	7,781
Waste Management, Inc.	110	17,436
Watsco, Inc.	61	15,593
Xylem, Inc.	149	12,553
		1,041,838
Information Technology-10.56%
Akamai Technologies, Inc.(b)	162	16,368
Amdocs Ltd.	260	22,591

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Amphenol Corp., Class A	221	$15,660
Analog Devices, Inc.	98	16,503
Arrow Electronics, Inc.(b)	147	17,736
Automatic Data Processing, Inc.	78	17,389
Black Knight, Inc.(b)	245	16,638
Broadcom, Inc.	32	18,564
Broadridge Financial Solutions, Inc.	105	15,353
Cadence Design Systems, Inc.(b)	101	15,527
CDK Global, Inc.	455	24,779
CDW Corp.	96	16,307
Cirrus Logic, Inc.(b)	218	17,776
Citrix Systems, Inc.	224	22,555
Cognizant Technology Solutions Corp., Class A	230	17,181
Corning, Inc.	479	17,158
Dell Technologies, Inc., Class C	316	15,781
Entegris, Inc.	119	13,204
F5, Inc.(b)	79	12,880
Fiserv, Inc.(b)	185	18,533
Intel Corp.	362	16,080
International Business Machines Corp.	151	20,965
IPG Photonics Corp.(b)	109	11,498
Jabil, Inc.	303	18,641
Jack Henry & Associates, Inc.	119	22,386
Juniper Networks, Inc.	571	17,518
Keysight Technologies, Inc.(b)	91	13,250
KLA Corp.	43	15,689
Lam Research Corp.	26	13,521
Littelfuse, Inc.	59	15,942
Lumentum Holdings, Inc.(b)	207	17,819
Microchip Technology, Inc.	210	15,257
Micron Technology, Inc.	207	15,285
Microsoft Corp.	54	14,681
MKS Instruments, Inc.	114	14,079
Monolithic Power Systems, Inc.	32	14,412
Motorola Solutions, Inc.	72	15,821
NortonLifeLock, Inc.	738	17,963
NXP Semiconductors N.V. (China)	79	14,991
ON Semiconductor Corp.(b)	285	17,294
Oracle Corp.	197	14,168
Paychex, Inc.	150	18,574
Paycom Software, Inc.(b)	42	11,942
Paylocity Holding Corp.(b)	72	12,590
QUALCOMM, Inc.	101	14,465
ServiceNow, Inc.(b)	30	14,024
Skyworks Solutions, Inc.	118	12,847
SolarWinds Corp.	1,277	14,864
Switch, Inc., Class A	685	23,119
Synopsys, Inc.(b)	53	16,918
Texas Instruments, Inc.	92	16,262
Tyler Technologies, Inc.(b)	35	12,454
VeriSign, Inc.(b)	74	12,917
ViaSat, Inc.(b)	407	16,072
VMware, Inc., Class A	155	19,855
Western Digital Corp.(b)	309	18,753
Zoom Video Communications, Inc., Class A(b)	89	9,563
		930,962
Materials-7.81%
Air Products and Chemicals, Inc.	62	15,262
Amcor PLC	1,577	20,659
AptarGroup, Inc.	151	16,171
Ashland Global Holdings, Inc.	176	18,836
Avery Dennison Corp.	87	15,013
	Shares	Value
Materials-(continued)
Axalta Coating Systems Ltd.(b)	583	$15,834
Ball Corp.	194	13,753
Celanese Corp.	119	18,626
CF Industries Holdings, Inc.	310	30,619
Corteva, Inc.	395	24,735
Crown Holdings, Inc.	167	17,441
Dow, Inc.	335	22,773
DuPont de Nemours, Inc.	239	16,216
Eagle Materials, Inc.	116	15,145
Eastman Chemical Co.	172	18,948
Element Solutions, Inc.	782	16,649
FMC Corp.	176	21,574
Huntsman Corp.	568	20,590
International Flavors & Fragrances, Inc.	125	16,521
International Paper Co.	390	18,895
LyondellBasell Industries N.V., Class A	209	23,878
Martin Marietta Materials, Inc.	44	14,933
NewMarket Corp.	54	17,794
Newmont Corp.	327	22,187
Olin Corp.	341	22,434
Packaging Corp. of America	136	21,390
Reliance Steel & Aluminum Co.	118	22,939
Royal Gold, Inc.	181	20,467
RPM International, Inc.(c)	197	17,356
Sherwin-Williams Co. (The)	54	14,474
Silgan Holdings, Inc.	428	18,751
Southern Copper Corp. (Peru)(c)	308	19,028
Valvoline, Inc.	518	17,332
Vulcan Materials Co.	95	15,663
Westlake Corp.(c)	198	26,158
WestRock Co.	408	19,784
		688,828
Real Estate-6.66%
Alexandria Real Estate Equities, Inc.	89	14,770
American Campus Communities, Inc.	352	22,880
American Homes 4 Rent, Class A	446	16,484
American Tower Corp.	68	17,417
AvalonBay Communities, Inc.	77	16,013
Camden Property Trust	109	15,640
CBRE Group, Inc., Class A(b)	185	15,325
Crown Castle International Corp.	98	18,586
CubeSmart	333	14,828
Digital Realty Trust, Inc.	108	15,076
Duke Realty Corp.	301	15,902
Equinix, Inc.	22	15,116
Equity LifeStyle Properties, Inc.	220	16,654
Essex Property Trust, Inc.	54	15,328
Extra Space Storage, Inc.	89	15,860
First Industrial Realty Trust, Inc.	290	15,414
Gaming and Leisure Properties, Inc.	393	18,400
Healthcare Trust of America, Inc., Class A	530	15,926
Healthpeak Properties, Inc.	541	16,062
Invitation Homes, Inc.	442	16,672
Iron Mountain, Inc.	390	21,021
Jones Lang LaSalle, Inc.(b)	77	15,194
Life Storage, Inc.	132	15,412
Medical Properties Trust, Inc.	848	15,756
Mid-America Apartment Communities, Inc.	88	15,928
Prologis, Inc.	116	14,788
Public Storage	54	17,855
Rayonier, Inc.	479	19,744
Realty Income Corp.	268	18,283

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
Rexford Industrial Realty, Inc.	252	$16,095
SBA Communications Corp., Class A	52	17,504
Sun Communities, Inc.	96	15,756
UDR, Inc.	324	15,487
VICI Properties, Inc.	660	20,361
W.P. Carey, Inc.(c)	233	19,605
		587,142
Utilities-7.65%
AES Corp. (The)	749	16,508
Alliant Energy Corp.	318	20,295
Ameren Corp.	214	20,371
American Electric Power Co., Inc.	220	22,447
American Water Works Co., Inc.	105	15,881
Atmos Energy Corp.	197	22,913
Avangrid, Inc.	346	16,466
CenterPoint Energy, Inc.	686	21,986
CMS Energy Corp.	301	21,383
Consolidated Edison, Inc.	226	22,433
Constellation Energy Corp.	113	7,015
Dominion Energy, Inc.	251	21,139
DTE Energy Co.	162	21,499
Duke Energy Corp.	183	20,591
Edison International	268	18,736
Entergy Corp.	176	21,176
Essential Utilities, Inc.	373	17,255
Evergy, Inc.	280	19,583
Eversource Energy	214	19,757
Exelon Corp.	338	16,613
FirstEnergy Corp.	471	20,234
Hawaiian Electric Industries, Inc.	455	19,642
IDACORP, Inc.	168	18,315
National Fuel Gas Co.	304	22,353
NextEra Energy, Inc.	201	15,214
NiSource, Inc.	723	22,738
NRG Energy, Inc.	500	23,020
	Shares	Value
Utilities-(continued)
OGE Energy Corp.	512	$21,146
Pinnacle West Capital Corp.	275	21,354
Sempra Energy	148	24,251
Southern Co. (The)	289	21,866
UGI Corp.	426	18,207
WEC Energy Group, Inc.	201	21,119
Xcel Energy, Inc.	275	20,719
		674,225
Total Common Stocks & Other Equity Interests (Cost $9,407,778)		8,802,909
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $5,182)	5,182	5,182
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $9,412,960)		8,808,091
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.26%
Invesco Private Government Fund, 0.74%(d)(e)(f)	139,284	139,284
Invesco Private Prime Fund, 0.87%(d)(e)(f)	324,965	324,997
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $464,257)		464,281
TOTAL INVESTMENTS IN SECURITIES-105.14% (Cost $9,877,217)		9,272,372
OTHER ASSETS LESS LIABILITIES-(5.14)%		(453,619)
NET ASSETS-100.00%		$8,818,753

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Invesco Ltd.	$-	$20,130	$(1,926)	$(2,623)	$(109)	$15,472	$301
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	25,035	264,556	(284,409)	-	-	5,182	5
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
May 31, 2022
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$65,535	$1,062,350	$(988,601)	$-	$-	$139,284	$208*
Invesco Private Prime Fund	152,915	2,143,415	(1,971,277)	24	(80)	324,997	595*
Total	$243,485	$3,490,451	$(3,246,213)	$(2,599)	$(189)	$484,935	$1,109

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Enhanced Value ETF (SPVU)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-6.34%
AT&T, Inc.	358,191	$7,625,886
DISH Network Corp., Class A(b)	18,399	420,049
Fox Corp., Class A	14,394	511,131
Lumen Technologies, Inc.	44,077	539,503
Paramount Global, Class B	53,132	1,824,022
Warner Bros Discovery, Inc.(b)	16,289	300,532
		11,221,123
Consumer Discretionary-7.48%
Best Buy Co., Inc.	12,954	1,063,005
BorgWarner, Inc.	13,804	556,577
D.R. Horton, Inc.	15,381	1,155,882
Ford Motor Co.	201,652	2,758,599
General Motors Co.(b)	103,259	3,994,058
Lennar Corp., Class A	15,108	1,212,417
Mohawk Industries, Inc.(b)	3,162	447,297
Newell Brands, Inc.	16,804	360,278
PulteGroup, Inc.	14,537	657,945
PVH Corp.	3,495	247,691
Whirlpool Corp.	4,226	778,598
		13,232,347
Consumer Staples-6.57%
Archer-Daniels-Midland Co.	41,124	3,734,882
Conagra Brands, Inc.	22,378	736,012
Kraft Heinz Co. (The)	39,104	1,479,304
Kroger Co. (The)	37,218	1,971,437
Tyson Foods, Inc., Class A	17,578	1,575,165
Walgreens Boots Alliance, Inc.	48,344	2,118,918
		11,615,718
Energy-7.91%
Baker Hughes Co., Class A	33,152	1,192,809
Kinder Morgan, Inc.	83,738	1,648,801
Marathon Petroleum Corp.	59,175	6,023,423
Phillips 66	23,008	2,319,437
Valero Energy Corp.	21,656	2,806,618
		13,991,088
Financials-37.66%
Aflac, Inc.	22,568	1,366,944
Allstate Corp. (The)	12,951	1,770,272
American International Group, Inc.	37,021	2,172,392
Assurant, Inc.	2,489	439,781
Bank of America Corp.	181,195	6,740,454
Bank of New York Mellon Corp. (The)	21,975	1,024,255
Berkshire Hathaway, Inc., Class B(b)	30,652	9,685,419
Capital One Financial Corp.	18,130	2,318,102
Chubb Ltd.	13,891	2,935,029
Cincinnati Financial Corp.	5,005	639,939
Citigroup, Inc.	92,696	4,950,893
Citizens Financial Group, Inc.	15,112	625,335
Comerica, Inc.	3,643	303,134
Discover Financial Services	8,599	975,900
Everest Re Group Ltd.	1,604	453,130
Fifth Third Bancorp	17,583	693,298
Franklin Resources, Inc.	8,660	234,513
Globe Life, Inc.	3,081	300,613
Goldman Sachs Group, Inc. (The)	12,228	3,996,722
Hartford Financial Services Group, Inc. (The)	11,941	865,842
Huntington Bancshares, Inc.	36,262	503,317
Invesco Ltd.(c)	12,943	250,318
KeyCorp	29,724	593,291
	Shares	Value
Financials-(continued)
Lincoln National Corp.	8,249	$477,865
Loews Corp.	8,486	555,748
M&T Bank Corp.	3,829	689,105
MetLife, Inc.	32,545	2,193,207
Morgan Stanley	33,314	2,869,668
Principal Financial Group, Inc.	8,520	621,364
Progressive Corp. (The)	13,703	1,635,864
Prudential Financial, Inc.	21,484	2,282,675
Regions Financial Corp.	31,429	694,267
State Street Corp.	9,780	708,952
Synchrony Financial	18,046	668,424
Travelers Cos., Inc. (The)	8,738	1,564,451
Truist Financial Corp.	35,006	1,741,198
Wells Fargo & Co.	125,966	5,765,464
Zions Bancorporation N.A.	5,042	287,596
		66,594,741
Health Care-18.72%
AmerisourceBergen Corp.	7,670	1,187,239
Anthem, Inc.	10,894	5,551,691
Bio-Rad Laboratories, Inc., Class A(b)	1,196	643,197
Cardinal Health, Inc.	16,853	949,161
Centene Corp.(b)	35,680	2,905,779
Cigna Corp.	28,433	7,628,290
CVS Health Corp.	92,846	8,982,851
Humana, Inc.	5,571	2,530,515
Laboratory Corp. of America Holdings	3,987	983,673
Organon & Co.	12,557	476,664
Quest Diagnostics, Inc.	5,020	707,920
Universal Health Services, Inc., Class B	4,493	559,873
		33,106,853
Industrials-2.45%
C.H. Robinson Worldwide, Inc.	5,737	622,522
FedEx Corp.	12,553	2,819,152
Huntington Ingalls Industries, Inc.	2,004	421,762
Nielsen Holdings PLC	18,050	461,358
		4,324,794
Information Technology-2.64%
DXC Technology Co.(b)	16,691	587,857
Hewlett Packard Enterprise Co.	79,310	1,237,236
HP, Inc.	47,459	1,843,308
Western Digital Corp.(b)	16,496	1,001,142
		4,669,543
Materials-9.01%
Celanese Corp.	5,075	794,339
Corteva, Inc.	28,505	1,784,983
Dow, Inc.	48,082	3,268,614
DuPont de Nemours, Inc.	30,581	2,074,921
International Paper Co.	22,889	1,108,972
LyondellBasell Industries N.V., Class A	18,039	2,060,956
Mosaic Co. (The)	24,409	1,529,224
Nucor Corp.	17,816	2,359,907
WestRock Co.	19,584	949,628
		15,931,544
Real Estate-0.34%
Kimco Realty Corp.	25,174	595,365
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Enhanced Value ETF (SPVU)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Utilities-0.77%
NRG Energy, Inc.	20,055	$923,332
Pinnacle West Capital Corp.	5,625	436,781
		1,360,113
TOTAL INVESTMENTS IN SECURITIES-99.89% (Cost $172,915,555)		176,643,229
OTHER ASSETS LESS LIABILITIES-0.11%		198,721
NET ASSETS-100.00%		$176,841,950
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Invesco Ltd.	$249,301	$142,869	$(71,908)	$(67,574)	$(2,370)	$250,318	$6,162
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	3,390,671	(3,390,671)	-	-	-	132
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,602	1,343,208	(1,365,810)	-	-	-	26*
Invesco Private Prime Fund	49,691	2,815,614	(2,865,025)	-	(280)	-	214*
Total	$321,594	$7,692,362	$(7,693,414)	$(67,574)	$(2,650)	$250,318	$6,534

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-1.28%
Verizon Communications, Inc.	13,841	$709,905
Consumer Discretionary-3.98%
Dollar General Corp.	2,055	452,799
Genuine Parts Co.	3,711	507,405
McDonald’s Corp.	2,660	670,878
Yum! Brands, Inc.	4,768	579,169
		2,210,251
Consumer Staples-18.94%
Altria Group, Inc.	10,352	559,940
Archer-Daniels-Midland Co.	5,601	508,683
Brown-Forman Corp., Class B	7,690	508,463
Campbell Soup Co.	10,312	494,048
Coca-Cola Co. (The)	10,855	687,990
Conagra Brands, Inc.	14,077	462,992
Constellation Brands, Inc., Class A	2,398	588,637
General Mills, Inc.	7,839	547,554
Hershey Co. (The)	2,998	634,707
Hormel Foods Corp.	10,438	508,017
JM Smucker Co. (The)	3,615	453,213
Kellogg Co.	7,573	528,141
Kraft Heinz Co. (The)	11,846	448,134
McCormick & Co., Inc.	5,682	526,835
Mondelez International, Inc., Class A	9,870	627,337
PepsiCo, Inc.	4,212	706,563
Philip Morris International, Inc.	4,934	524,237
Procter & Gamble Co. (The)	4,252	628,786
Walmart, Inc.	4,365	561,470
		10,505,747
Energy-0.94%
Williams Cos., Inc. (The)	14,108	522,843
Financials-11.78%
Aflac, Inc.	8,742	529,503
Arthur J. Gallagher & Co.	3,159	511,569
Assurant, Inc.	3,057	540,141
Berkshire Hathaway, Inc., Class B(b)	2,142	676,829
Chubb Ltd.	2,358	498,222
CME Group, Inc., Class A	2,458	488,724
Intercontinental Exchange, Inc.	5,733	587,002
Loews Corp.	8,139	533,023
Marsh & McLennan Cos., Inc.	3,527	564,144
Progressive Corp. (The)	4,659	556,191
Travelers Cos., Inc. (The)	2,899	519,037
W.R. Berkley Corp.	7,470	531,341
		6,535,726
Health Care-12.44%
Abbott Laboratories	4,432	520,583
AbbVie, Inc.	3,474	511,964
AmerisourceBergen Corp.	3,108	481,087
Amgen, Inc.	2,191	562,517
Becton, Dickinson and Co.	2,124	543,319
Bristol-Myers Squibb Co.	7,919	597,489
CVS Health Corp.	4,821	466,432
Hologic, Inc.(b)	6,405	482,105
Johnson & Johnson	3,883	697,115
McKesson Corp.	1,493	490,734
Medtronic PLC	4,995	500,249
	Shares	Value
Health Care-(continued)
Quest Diagnostics, Inc.	3,660	$516,133
UnitedHealth Group, Inc.	1,072	532,548
		6,902,275
Industrials-12.71%
3M Co.	3,775	563,570
AMETEK, Inc.	4,625	561,799
Cintas Corp.	1,275	507,871
Fastenal Co.	10,071	539,403
General Dynamics Corp.	2,596	583,866
Honeywell International, Inc.	2,637	510,576
IDEX Corp.	2,651	507,799
Illinois Tool Works, Inc.	2,807	584,052
Raytheon Technologies Corp.	5,389	512,602
Republic Services, Inc.	4,441	594,383
Union Pacific Corp.	2,295	504,395
Verisk Analytics, Inc.	2,757	482,254
Waste Management, Inc.	3,784	599,802
		7,052,372
Information Technology-8.35%
Akamai Technologies, Inc.(b)	4,938	498,936
Amphenol Corp., Class A	6,952	492,619
Automatic Data Processing, Inc.	2,389	532,604
Broadridge Financial Solutions, Inc.	3,535	516,888
Cisco Systems, Inc.	10,244	461,492
International Business Machines Corp.	3,786	525,648
Jack Henry & Associates, Inc.	2,736	514,696
Paychex, Inc.	4,183	517,981
Roper Technologies, Inc.	1,292	571,632
		4,632,496
Materials-1.98%
Air Products and Chemicals, Inc.	2,192	539,583
Amcor PLC	42,776	560,365
		1,099,948
Real Estate-6.65%
AvalonBay Communities, Inc.	2,571	534,665
Equity Residential	6,746	518,295
Essex Property Trust, Inc.	1,712	485,951
Healthpeak Properties, Inc.	18,010	534,717
Prologis, Inc.	3,894	496,407
Realty Income Corp.	8,989	613,230
UDR, Inc.	10,589	506,154
		3,689,419
Utilities-20.90%
Alliant Energy Corp.	9,715	620,011
Ameren Corp.	6,739	641,485
American Electric Power Co., Inc.	6,318	644,626
Atmos Energy Corp.	5,109	594,228
CenterPoint Energy, Inc.	18,611	596,483
Consolidated Edison, Inc.	6,395	634,768
Dominion Energy, Inc.	7,156	602,678
DTE Energy Co.	4,947	656,516
Duke Energy Corp.	5,964	671,069
Edison International	7,947	555,575
Entergy Corp.	4,387	527,844
Exelon Corp.	12,322	605,626
FirstEnergy Corp.	13,632	585,631
NiSource, Inc.	21,106	663,784
Pinnacle West Capital Corp.	6,454	501,153
PPL Corp.	21,933	661,938
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
Public Service Enterprise Group, Inc.	8,932	$612,199
Sempra Energy	3,557	582,850
Southern Co. (The)	8,434	638,116
		11,596,580
TOTAL INVESTMENTS IN SECURITIES-99.95% (Cost $50,652,545)		55,457,562
OTHER ASSETS LESS LIABILITIES-0.05%		26,048
NET ASSETS-100.00%		$55,483,610
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$524,643	$(524,643)	$-	$-	$-	$25
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	112,764	2,510,937	(2,623,701)	-	-	-	288*
Invesco Private Prime Fund	262,366	5,364,896	(5,627,304)	-	42	-	779*
Total	$375,130	$8,400,476	$(8,775,648)	$-	$42	$-	$1,092

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® High Beta ETF (SPHB)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-5.59%
Alphabet, Inc., Class C(b)	1,989	$4,536,471
Live Nation Entertainment, Inc.(b)	59,751	5,679,332
Match Group, Inc.(b)(c)	83,299	6,562,295
Meta Platforms, Inc., Class A(b)	33,578	6,502,044
Netflix, Inc.(b)	28,954	5,716,678
Twitter, Inc.(b)(c)	98,881	3,915,688
		32,912,508
Consumer Discretionary-25.29%
Amazon.com, Inc.(b)	2,426	5,832,565
Aptiv PLC(b)	56,796	6,034,007
Bath & Body Works, Inc.	116,122	4,763,324
Booking Holdings, Inc.(b)	2,146	4,814,680
Caesars Entertainment, Inc.(b)	136,386	6,842,486
Carnival Corp.(b)(c)	443,839	6,160,485
Chipotle Mexican Grill, Inc.(b)	3,605	5,056,193
D.R. Horton, Inc.	75,523	5,675,553
Etsy, Inc.(b)(c)	88,052	7,142,778
Expedia Group, Inc.(b)	35,456	4,585,524
Ford Motor Co.	364,450	4,985,676
Las Vegas Sands Corp.(b)	172,811	6,127,878
Lennar Corp., Class A	64,756	5,196,669
MGM Resorts International	144,623	5,057,466
Mohawk Industries, Inc.(b)	33,508	4,740,042
Norwegian Cruise Line Holdings Ltd.(b)(c)	424,107	6,789,953
Penn National Gaming, Inc.(b)(c)	193,257	6,176,494
PulteGroup, Inc.	119,473	5,407,348
PVH Corp.	93,670	6,638,393
Ralph Lauren Corp.	52,569	5,314,200
Royal Caribbean Cruises Ltd.(b)(c)	86,569	5,027,062
Tapestry, Inc.	207,068	7,143,846
Tesla, Inc.(b)	8,053	6,106,268
Ulta Beauty, Inc.(b)	12,241	5,179,167
Under Armour, Inc., Class A(b)	567,509	6,004,245
Wynn Resorts Ltd.(b)	89,915	5,943,382
		148,745,684
Consumer Staples-0.91%
Estee Lauder Cos., Inc. (The), Class A	20,955	5,336,191
Energy-0.97%
APA Corp.	121,322	5,703,348
Financials-11.96%
Ameriprise Financial, Inc.	18,741	5,177,576
Charles Schwab Corp. (The)	68,815	4,823,932
Discover Financial Services	42,677	4,843,413
First Republic Bank	32,549	5,046,072
Franklin Resources, Inc.	196,355	5,317,293
Invesco Ltd.(d)	301,527	5,831,532
Lincoln National Corp.	93,105	5,393,573
MSCI, Inc.	13,084	5,787,707
Raymond James Financial, Inc.	50,165	4,940,751
Signature Bank	29,031	6,278,534
State Street Corp.	68,840	4,990,212
SVB Financial Group(b)	13,958	6,819,460
T. Rowe Price Group, Inc.	40,025	5,086,777
		70,336,832
Health Care-3.73%
ABIOMED, Inc.(b)	21,244	5,602,043
Align Technology, Inc.(b)	21,834	6,061,992
	Shares	Value
Health Care-(continued)
DexCom, Inc.(b)	15,821	$4,713,708
Intuitive Surgical, Inc.(b)	24,497	5,576,497
		21,954,240
Industrials-7.34%
American Airlines Group, Inc.(b)(c)	336,693	6,016,704
Copart, Inc.(b)	44,453	5,091,202
Delta Air Lines, Inc.(b)	126,548	5,275,786
Fortune Brands Home & Security, Inc.	67,099	4,653,316
Generac Holdings, Inc.(b)	26,070	6,441,376
Textron, Inc.	71,187	4,647,799
United Airlines Holdings, Inc.(b)	129,184	6,153,034
United Rentals, Inc.(b)	16,507	4,922,057
		43,201,274
Information Technology-42.02%
Adobe, Inc.(b)	13,824	5,757,420
Advanced Micro Devices, Inc.(b)	79,320	8,079,535
Analog Devices, Inc.	31,377	5,283,887
ANSYS, Inc.(b)	21,845	5,687,564
Applied Materials, Inc.	62,236	7,299,660
Arista Networks, Inc.(b)	51,060	5,222,417
Autodesk, Inc.(b)	31,646	6,574,457
Broadcom, Inc.	8,301	4,815,659
Cadence Design Systems, Inc.(b)	40,043	6,155,810
Ceridian HCM Holding, Inc.(b)	109,911	6,187,989
Enphase Energy, Inc.(b)	44,595	8,303,143
EPAM Systems, Inc.(b)	23,822	8,064,223
Fortinet, Inc.(b)	26,106	7,678,819
Gartner, Inc.(b)	18,729	4,914,490
Intuit, Inc.	15,375	6,372,323
Keysight Technologies, Inc.(b)	33,953	4,943,557
KLA Corp.	20,710	7,556,043
Lam Research Corp.	13,930	7,244,018
Microchip Technology, Inc.	92,249	6,701,890
Micron Technology, Inc.	83,188	6,142,602
Microsoft Corp.	16,965	4,612,275
Monolithic Power Systems, Inc.	17,239	7,764,273
NVIDIA Corp.	49,455	9,234,238
NXP Semiconductors N.V. (China)	34,219	6,493,397
Paycom Software, Inc.(b)	21,820	6,204,299
PayPal Holdings, Inc.(b)	75,520	6,435,059
PTC, Inc.(b)	45,636	5,317,963
Qorvo, Inc.(b)	52,915	5,913,251
QUALCOMM, Inc.	45,408	6,503,334
salesforce.com, inc.(b)	33,035	5,293,528
ServiceNow, Inc.(b)	14,776	6,907,337
Skyworks Solutions, Inc.	51,220	5,576,321
SolarEdge Technologies, Inc.(b)(c)	24,694	6,736,276
Synopsys, Inc.(b)	22,145	7,068,684
Teradyne, Inc.	63,573	6,945,986
Trimble, Inc.(b)	81,522	5,547,572
Tyler Technologies, Inc.(b)	14,289	5,084,312
Western Digital Corp.(b)	82,885	5,030,291
Zebra Technologies Corp., Class A(b)	16,251	5,495,926
		247,149,828
Materials-2.15%
Albemarle Corp.	28,370	7,388,115
Freeport-McMoRan, Inc.	134,232	5,245,787
		12,633,902
Total Common Stocks & Other Equity Interests (Cost $698,394,550)		587,973,807
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® High Beta ETF (SPHB)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $75,434)	75,434	$75,434
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $698,469,984)		588,049,241
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.64%
Invesco Private Government Fund, 0.74%(d)(e)(f)	9,948,365	9,948,365
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.87%(d)(e)(f)	23,210,530	$23,212,852
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,159,930)		33,161,217
TOTAL INVESTMENTS IN SECURITIES-105.61% (Cost $731,629,914)		621,210,458
OTHER ASSETS LESS LIABILITIES-(5.61)%		(32,973,425)
NET ASSETS-100.00%		$588,237,033

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Invesco Ltd.	$15,462,443	$14,827,402	$(20,791,424)	$(2,150,749)	$(1,516,140)	$5,831,532	$241,665
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	6,744,824	(6,669,390)	-	-	75,434	126
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	21,945,466	205,817,614	(217,814,715)	-	-	9,948,365	22,044*
Invesco Private Prime Fund	51,206,086	425,975,128	(453,954,144)	1,286	(15,504)	23,212,852	74,871*
Total	$88,613,995	$653,364,968	$(699,229,673)	$(2,149,463)	$(1,531,644)	$39,068,183	$338,706

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-6.48%
AT&T, Inc.	4,472,536	$95,220,291
Omnicom Group, Inc.(b)	1,029,755	76,830,021
Verizon Communications, Inc.	1,866,549	95,735,298
		267,785,610
Consumer Staples-19.25%
Altria Group, Inc.	2,358,356	127,563,476
Campbell Soup Co.(b)	1,529,735	73,289,604
Coca-Cola Co. (The)	963,576	61,071,447
Conagra Brands, Inc.	1,984,753	65,278,526
General Mills, Inc.(b)	899,871	62,855,989
Kellogg Co.(b)	1,102,895	76,915,897
Kimberly-Clark Corp.	458,466	60,985,147
Kraft Heinz Co. (The)	2,494,832	94,379,495
Philip Morris International, Inc.	1,043,838	110,907,788
Walgreens Boots Alliance, Inc.(b)	1,408,255	61,723,817
		794,971,186
Energy-10.05%
Chevron Corp.	725,199	126,663,258
Kinder Morgan, Inc.	6,800,804	133,907,831
Williams Cos., Inc. (The)(b)	4,166,172	154,398,334
		414,969,423
Financials-6.15%
Citigroup, Inc.	1,097,888	58,638,198
Prudential Financial, Inc.(b)	790,610	84,002,312
Truist Financial Corp.	1,038,836	51,671,703
U.S. Bancorp(b)	1,123,924	59,646,647
		253,958,860
Health Care-11.62%
AbbVie, Inc.	591,504	87,169,944
Amgen, Inc.(b)	282,556	72,543,427
Bristol-Myers Squibb Co.(b)	1,022,671	77,160,527
Cardinal Health, Inc.	1,524,749	85,873,864
Gilead Sciences, Inc.	1,161,767	75,340,590
Merck & Co., Inc.	890,457	81,948,758
		480,037,110
Industrials-3.16%
3M Co.	392,410	58,582,889
Lockheed Martin Corp.	163,021	71,747,172
		130,330,061
Information Technology-2.60%
International Business Machines Corp.(b)	774,311	107,505,339
Materials-7.79%
Amcor PLC(b)	6,721,769	88,055,174
	Shares	Value
Materials-(continued)
International Paper Co.	1,797,284	$87,078,410
Newmont Corp.	1,145,191	77,701,209
Packaging Corp. of America(b)	438,761	69,008,330
		321,843,123
Real Estate-11.29%
Boston Properties, Inc.(b)	601,929	66,922,466
Federal Realty Investment Trust	517,806	59,532,156
Healthpeak Properties, Inc.	1,942,575	57,675,052
Realty Income Corp.	1,182,536	80,672,606
Regency Centers Corp.	918,937	62,680,693
Ventas, Inc.(b)	1,386,699	78,681,301
Welltower, Inc.	673,985	60,045,323
		466,209,597
Utilities-21.57%
American Electric Power Co., Inc.	770,763	78,640,949
Consolidated Edison, Inc.	902,431	89,575,301
Duke Energy Corp.	737,985	83,038,072
Edison International(b)	1,288,543	90,082,041
Entergy Corp.(b)	644,526	77,549,368
FirstEnergy Corp.	1,848,917	79,429,474
Pinnacle West Capital Corp.(b)	1,363,587	105,882,531
PPL Corp.	3,805,103	114,838,009
Sempra Energy	514,128	84,245,014
Southern Co. (The)	1,154,681	87,363,165
		890,643,924
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $3,854,913,984)		4,128,254,233
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.62%
Invesco Private Government Fund, 0.74%(c)(d)(e)	20,119,472	20,119,472
Invesco Private Prime Fund, 0.87%(c)(d)(e)	46,940,740	46,945,435
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,061,785)		67,064,907
TOTAL INVESTMENTS IN SECURITIES-101.58% (Cost $3,921,975,769)		4,195,319,140
OTHER ASSETS LESS LIABILITIES-(1.58)%		(65,457,104)
NET ASSETS-100.00%		$4,129,862,036
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)—(continued)
May 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$31,326,809	$(31,326,809)	$-	$-	$-	$350
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,226,639	155,980,289	(155,087,456)	-	-	20,119,472	22,498*
Invesco Private Prime Fund	44,862,158	302,808,359	(300,710,384)	3,121	(17,819)	46,945,435	73,023*
Total	$64,088,797	$490,115,457	$(487,124,649)	$3,121	$(17,819)	$67,064,907	$95,871

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Low Volatility ETF (SPLV)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-1.25%
Verizon Communications, Inc.(b)	2,532,389	$129,886,232
Consumer Discretionary-2.20%
McDonald’s Corp.	487,222	122,882,261
Yum! Brands, Inc.	873,548	106,109,875
		228,992,136
Consumer Staples-20.61%
Altria Group, Inc.	1,883,784	101,893,877
Brown-Forman Corp., Class B	1,407,164	93,041,684
Campbell Soup Co.(b)	1,897,302	90,899,739
Church & Dwight Co., Inc.(b)	1,040,200	93,680,412
Coca-Cola Co. (The)	1,987,753	125,983,785
Colgate-Palmolive Co.	1,478,927	116,554,237
Conagra Brands, Inc.(b)	2,591,063	85,220,062
Constellation Brands, Inc., Class A(b)	439,131	107,793,487
General Mills, Inc.(b)	1,434,650	100,210,302
Hershey Co. (The)	549,226	116,276,636
Hormel Foods Corp.(b)	1,918,935	93,394,566
JM Smucker Co. (The)(b)	665,081	83,381,205
Kellogg Co.	1,392,701	97,126,968
Kimberly-Clark Corp.(b)	736,818	98,011,530
Kraft Heinz Co. (The)	2,178,277	82,404,219
McCormick & Co., Inc.(b)	1,041,119	96,532,554
Mondelez International, Inc., Class A	1,808,687	114,960,146
PepsiCo, Inc.	771,786	129,467,101
Philip Morris International, Inc.	903,790	96,027,687
Procter & Gamble Co. (The)	778,768	115,164,212
Walmart, Inc.	799,814	102,880,075
		2,140,904,484
Financials-11.69%
Aflac, Inc.	1,607,226	97,349,679
Arthur J. Gallagher & Co.	576,063	93,287,642
Assurant, Inc.	558,020	98,596,554
Berkshire Hathaway, Inc., Class B(c)	391,595	123,736,188
FactSet Research Systems, Inc.	261,771	99,938,932
Intercontinental Exchange, Inc.	1,050,653	107,576,361
Loews Corp.	1,490,371	97,604,397
Marsh & McLennan Cos., Inc.(b)	644,281	103,052,746
Nasdaq, Inc.	641,825	99,649,749
Progressive Corp. (The)(b)	850,373	101,517,529
Travelers Cos., Inc. (The)	528,681	94,655,046
W.R. Berkley Corp.	1,366,237	97,180,438
		1,214,145,261
Health Care-10.73%
AbbVie, Inc.	634,021	93,435,675
AmerisourceBergen Corp.	571,948	88,531,831
Amgen, Inc.	400,865	102,918,080
Baxter International, Inc.	1,273,234	96,829,446
Becton, Dickinson and Co.	390,202	99,813,672
Bristol-Myers Squibb Co.(b)	1,449,705	109,380,242
Embecta Corp.(c)	1	25
Gilead Sciences, Inc.	1,822,676	118,200,538
Johnson & Johnson	710,253	127,511,721
McKesson Corp.	271,793	89,335,641
Medtronic PLC	915,139	91,651,171
UnitedHealth Group, Inc.	196,110	97,423,526
		1,115,031,568
Industrials-9.81%
3M Co.(b)	693,660	103,556,501
	Shares	Value
Industrials-(continued)
AMETEK, Inc.	844,930	$102,633,647
Fastenal Co.(b)	1,850,183	99,095,801
General Dynamics Corp.	475,669	106,982,715
Honeywell International, Inc.(b)	483,417	93,599,200
Illinois Tool Works, Inc.	514,422	107,035,786
Raytheon Technologies Corp.	991,620	94,322,894
Republic Services, Inc.	813,859	108,926,889
Union Pacific Corp.	421,698	92,680,786
Waste Management, Inc.	693,086	109,861,062
		1,018,695,281
Information Technology-4.61%
Automatic Data Processing, Inc.	439,256	97,927,733
Cisco Systems, Inc.(b)	1,883,853	84,867,578
International Business Machines Corp.(b)	691,671	96,031,602
Paychex, Inc.(b)	762,580	94,430,281
Roper Technologies, Inc.(b)	237,667	105,153,387
		478,410,581
Materials-1.94%
Air Products and Chemicals, Inc.	400,936	98,694,406
Amcor PLC(b)	7,825,223	102,510,421
		201,204,827
Real Estate-11.22%
Alexandria Real Estate Equities, Inc.(b)	579,725	96,205,364
American Tower Corp.	401,319	102,789,835
AvalonBay Communities, Inc.	473,185	98,403,553
Camden Property Trust	657,893	94,401,067
Duke Realty Corp.	1,742,441	92,053,158
Equity Residential	1,240,132	95,279,342
Essex Property Trust, Inc.	313,043	88,857,255
Healthpeak Properties, Inc.	3,292,527	97,755,127
Mid-America Apartment Communities, Inc.	524,373	94,911,513
Public Storage	300,899	99,489,245
Realty Income Corp.	1,647,102	112,365,298
UDR, Inc.(b)	1,946,805	93,057,279
		1,165,568,036
Utilities-25.94%
Alliant Energy Corp.	1,775,506	113,312,793
Ameren Corp.	1,234,049	117,469,124
American Electric Power Co., Inc.	1,156,837	118,032,079
American Water Works Co., Inc.	655,974	99,216,067
Atmos Energy Corp.(b)	933,792	108,609,348
CenterPoint Energy, Inc.	3,409,355	109,269,828
CMS Energy Corp.	1,624,959	115,437,087
Consolidated Edison, Inc.	1,170,556	116,189,389
Dominion Energy, Inc.	1,309,058	110,248,865
DTE Energy Co.	903,212	119,865,264
Duke Energy Corp.	1,090,455	122,697,997
Edison International	1,454,755	101,701,922
Entergy Corp.(b)	806,881	97,083,922
Evergy, Inc.	1,725,206	120,660,908
Eversource Energy	1,127,173	104,060,611
Exelon Corp.(b)	2,255,503	110,857,972
FirstEnergy Corp.	2,497,378	107,287,359
NiSource, Inc.	3,861,627	121,448,169
PPL Corp.	4,017,841	121,258,441
Public Service Enterprise Group, Inc.	1,636,738	112,182,022
Sempra Energy	649,737	106,465,905
Southern Co. (The)	1,537,177	116,302,812
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Low Volatility ETF (SPLV)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	1,068,598	$112,277,592
Xcel Energy, Inc.	1,484,629	111,851,949
		2,693,787,425
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $10,142,734,838)		10,386,625,831
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.65%
Invesco Private Government Fund, 0.74%(d)(e)(f)	20,233,863	20,233,863
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.87%(d)(e)(f)	47,207,626	$47,212,348
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,441,079)		67,446,211
TOTAL INVESTMENTS IN SECURITIES-100.65% (Cost $10,210,175,917)		10,454,072,042
OTHER ASSETS LESS LIABILITIES-(0.65)%		(67,909,450)
NET ASSETS-100.00%		$10,386,162,592

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$20,232,687	$216,713,396	$(216,712,220)	$-	$-	$20,233,863	$23,390*
Invesco Private Prime Fund	47,209,603	406,001,515	(405,985,115)	5,131	(18,786)	47,212,348	74,680*
Total	$67,442,290	$622,714,911	$(622,697,335)	$5,131	$(18,786)	$67,446,211	$98,070

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Minimum Variance ETF (SPMV)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-4.87%
Alphabet, Inc., Class C(b)	99	$225,797
AT&T, Inc.	7,337	156,205
T-Mobile US, Inc.(b)	1,738	231,658
Verizon Communications, Inc.	8,665	444,428
		1,058,088
Consumer Discretionary-6.85%
Amazon.com, Inc.(b)	136	326,970
Home Depot, Inc. (The)	903	273,383
McDonald’s Corp.	1,633	411,859
NIKE, Inc., Class B	708	84,146
TJX Cos., Inc. (The)	6,172	392,354
		1,488,712
Consumer Staples-11.70%
Colgate-Palmolive Co.	4,742	373,717
Conagra Brands, Inc.	6,415	210,989
General Mills, Inc.	5,384	376,072
Hershey Co. (The)	245	51,869
Hormel Foods Corp.	3,065	149,174
JM Smucker Co. (The)	340	42,626
Kellogg Co.	541	37,729
Kimberly-Clark Corp.	1,511	200,993
McCormick & Co., Inc.	1,851	171,625
Mondelez International, Inc., Class A	7,311	464,687
Procter & Gamble Co. (The)	3,143	464,787
		2,544,268
Energy-0.35%
Exxon Mobil Corp.	793	76,128
Financials-11.56%
Aon PLC, Class A	1,410	388,695
Bank of America Corp.	4,272	158,918
Berkshire Hathaway, Inc., Class B(b)	1,373	433,840
Chubb Ltd.	2,221	469,275
JPMorgan Chase & Co.	229	30,281
Marsh & McLennan Cos., Inc.	2,876	460,016
Progressive Corp. (The)	4,266	509,275
Travelers Cos., Inc. (The)	346	61,948
		2,512,248
Health Care-18.32%
Abbott Laboratories	3,146	369,529
Becton, Dickinson and Co.	109	27,882
Biogen, Inc.(b)	295	59,000
Bristol-Myers Squibb Co.	265	19,994
CVS Health Corp.	431	41,699
Edwards Lifesciences Corp.(b)	491	49,517
Eli Lilly and Co.	1,117	350,112
Illumina, Inc.(b)	921	220,561
Incyte Corp.(b)	740	56,159
Intuitive Surgical, Inc.(b)	251	57,138
Johnson & Johnson	2,653	476,293
Medtronic PLC	4,337	434,351
Merck & Co., Inc.	5,057	465,396
Moderna, Inc.(b)	73	10,609
Organon & Co.	516	19,587
Regeneron Pharmaceuticals, Inc.(b)	214	142,254
Stryker Corp.	693	162,509
UnitedHealth Group, Inc.	932	462,999
Vertex Pharmaceuticals, Inc.(b)	1,704	457,780
	Shares	Value
Health Care-(continued)
Viatris, Inc.	5,274	$64,712
Zimmer Biomet Holdings, Inc.	285	34,260
		3,982,341
Industrials-4.11%
Republic Services, Inc.	2,102	281,331
Rollins, Inc.	2,526	89,572
Verisk Analytics, Inc.	1,153	201,683
Waste Management, Inc.	2,021	320,349
		892,935
Information Technology-25.45%
Accenture PLC, Class A	1,319	393,669
Adobe, Inc.(b)	751	312,776
Advanced Micro Devices, Inc.(b)	475	48,384
Analog Devices, Inc.	425	71,570
Apple, Inc.	2,900	431,636
Automatic Data Processing, Inc.	730	162,746
Cisco Systems, Inc.	1,956	88,118
Cognizant Technology Solutions Corp., Class A	1,726	128,932
Fidelity National Information Services, Inc.	4,701	491,254
Global Payments, Inc.	923	120,950
Intel Corp.	5,558	246,886
Intuit, Inc.	845	350,219
Micron Technology, Inc.	241	17,795
Microsoft Corp.	1,596	433,905
NVIDIA Corp.	753	140,600
Oracle Corp.	5,631	404,982
QUALCOMM, Inc.	2,954	423,072
salesforce.com, inc.(b)	871	139,569
Texas Instruments, Inc.	2,325	410,967
Trimble, Inc.(b)	2,428	165,225
Tyler Technologies, Inc.(b)	500	177,910
VeriSign, Inc.(b)	1,142	199,336
Visa, Inc., Class A	817	173,343
		5,533,844
Materials-3.91%
Corteva, Inc.	8,176	511,981
Newmont Corp.	4,983	338,097
		850,078
Real Estate-5.06%
American Tower Corp.	1,456	372,925
Crown Castle International Corp.	2,263	429,178
Digital Realty Trust, Inc.	1,144	159,691
Prologis, Inc.	1,080	137,679
		1,099,473
Utilities-7.69%
Ameren Corp.	725	69,013
American Electric Power Co., Inc.	353	36,016
Dominion Energy, Inc.	2,910	245,080
Duke Energy Corp.	561	63,124
Eversource Energy	954	88,073
NextEra Energy, Inc.	5,504	416,598
Public Service Enterprise Group, Inc.	4,456	305,414
Sempra Energy	159	26,054
Southern Co. (The)	4,057	306,953
WEC Energy Group, Inc.	273	28,684
Xcel Energy, Inc.	1,164	87,696
		1,672,705
Total Common Stocks & Other Equity Interests (Cost $20,462,047)		21,710,820
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Minimum Variance ETF (SPMV)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(c)(d) (Cost $9,161)	9,161	$9,161
TOTAL INVESTMENTS IN SECURITIES-99.91% (Cost $20,471,208)		21,719,981
OTHER ASSETS LESS LIABILITIES-0.09%		20,215
NET ASSETS-100.00%		$21,740,196
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,106	$289,064	$(294,009)	$-	$-	$9,161	$9
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	145,158	268,312	(413,470)	-	-	-	21*
Invesco Private Prime Fund	337,735	580,099	(917,763)	-	(71)	-	91*
Total	$496,999	$1,137,475	$(1,625,242)	$-	$(71)	$9,161	$121

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Momentum ETF (SPMO)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Communication Services-12.63%
Alphabet, Inc., Class A(b)	2,434	$5,537,934
Alphabet, Inc., Class C(b)	2,283	5,207,021
Interpublic Group of Cos., Inc. (The)	2,831	91,243
		10,836,198
Consumer Discretionary-2.57%
Advance Auto Parts, Inc.	598	113,536
AutoZone, Inc.(b)	288	593,179
Bath & Body Works, Inc.	1,838	75,395
Ford Motor Co.	34,881	477,172
Genuine Parts Co.	1,190	162,709
LKQ Corp.	2,516	129,297
O’Reilly Automotive, Inc.(b)	739	470,869
Tractor Supply Co.	991	185,674
		2,207,831
Consumer Staples-13.33%
Archer-Daniels-Midland Co.	5,954	540,742
Coca-Cola Co. (The)	35,015	2,219,251
Costco Wholesale Corp.	3,981	1,856,022
Hershey Co. (The)	1,557	329,632
PepsiCo, Inc.	12,253	2,055,441
Philip Morris International, Inc.	12,896	1,370,200
Procter & Gamble Co. (The)	19,198	2,839,000
Tyson Foods, Inc., Class A	2,574	230,656
		11,440,944
Energy-17.74%
APA Corp.	3,499	164,488
Chevron Corp.	20,493	3,579,307
ConocoPhillips	19,574	2,199,335
Devon Energy Corp.	9,629	721,212
Diamondback Energy, Inc.	1,689	256,762
EOG Resources, Inc.	7,367	1,008,984
Exxon Mobil Corp.	47,961	4,604,256
Marathon Oil Corp.	10,128	318,323
Marathon Petroleum Corp.	5,581	568,090
ONEOK, Inc.	3,832	252,337
Pioneer Natural Resources Co.	2,276	632,592
Schlumberger N.V.	11,058	508,226
Williams Cos., Inc. (The)	11,134	412,626
		15,226,538
Financials-19.97%
Aflac, Inc.	5,243	317,568
American Express Co.	4,885	824,686
American International Group, Inc.	6,813	399,787
Ameriprise Financial, Inc.	1,010	279,033
Arthur J. Gallagher & Co.	1,685	272,869
Bank of America Corp.	67,058	2,494,558
Bank of New York Mellon Corp. (The)	6,370	296,906
Berkshire Hathaway, Inc., Class B(b)	17,531	5,539,445
Brown & Brown, Inc.	2,567	152,403
Charles Schwab Corp. (The)	15,081	1,057,178
Comerica, Inc.	1,088	90,532
FactSet Research Systems, Inc.	290	110,716
Fifth Third Bancorp	5,397	212,804
Marsh & McLennan Cos., Inc.	4,892	782,475
Morgan Stanley	12,274	1,057,282
PNC Financial Services Group, Inc. (The)	3,053	535,527
Principal Financial Group, Inc.	1,928	140,609
Prudential Financial, Inc.	3,030	321,937
Raymond James Financial, Inc.	1,837	180,926
	Shares	Value
Financials-(continued)
Signature Bank	551	$119,165
W.R. Berkley Corp.	1,575	112,030
Wells Fargo & Co.	40,210	1,840,412
		17,138,848
Health Care-14.27%
AbbVie, Inc.	14,877	2,192,424
Anthem, Inc.	2,074	1,056,931
CVS Health Corp.	13,139	1,271,198
HCA Healthcare, Inc.	1,720	361,888
IQVIA Holdings, Inc.(b)	1,321	284,345
McKesson Corp.	1,365	448,662
Pfizer, Inc.	43,053	2,283,531
UnitedHealth Group, Inc.	8,759	4,351,296
		12,250,275
Industrials-3.30%
Dover Corp.	1,380	184,796
Eaton Corp. PLC	2,892	400,831
General Dynamics Corp.	2,629	591,288
Johnson Controls International PLC	6,503	354,478
Old Dominion Freight Line, Inc.	871	224,927
Republic Services, Inc.	2,111	282,536
Robert Half International, Inc.	1,351	121,793
Textron, Inc.	1,557	101,657
Waste Management, Inc.	3,590	569,051
		2,831,357
Information Technology-9.26%
Accenture PLC, Class A	5,790	1,728,083
Fortinet, Inc.(b)	1,532	450,622
Gartner, Inc.(b)	954	250,330
HP, Inc.	7,512	291,766
Intuit, Inc.	2,025	839,282
Juniper Networks, Inc.	2,469	75,749
Motorola Solutions, Inc.	1,319	289,837
NVIDIA Corp.	19,267	3,597,534
Paychex, Inc.	2,436	301,650
Seagate Technology Holdings PLC	1,413	119,639
		7,944,492
Materials-0.56%
Nucor Corp.	2,862	379,101
Sealed Air Corp.	1,568	97,498
		476,599
Real Estate-5.03%
AvalonBay Communities, Inc.	1,665	346,253
CBRE Group, Inc., Class A(b)	3,262	270,224
Duke Realty Corp.	4,225	223,207
Equity Residential	3,464	266,139
Essex Property Trust, Inc.	509	144,480
Extra Space Storage, Inc.	2,019	359,786
Federal Realty Investment Trust	568	65,303
Mid-America Apartment Communities, Inc.	1,426	258,106
Prologis, Inc.	8,670	1,105,251
Public Storage	2,084	689,054
Regency Centers Corp.	1,518	103,543
Simon Property Group, Inc.	2,898	332,256
UDR, Inc.	3,144	150,283
		4,313,885
Utilities-1.15%
CenterPoint Energy, Inc.	4,772	152,942
Exelon Corp.	10,212	501,920
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Momentum ETF (SPMO)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
FirstEnergy Corp.	5,280	$226,829
NiSource, Inc.	3,383	106,395
		988,086
Total Common Stocks & Other Equity Interests (Cost $89,523,123)		85,655,053
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(c)(d) (Cost $20,174)	20,174	20,174
TOTAL INVESTMENTS IN SECURITIES-99.83% (Cost $89,543,297)		85,675,227
OTHER ASSETS LESS LIABILITIES-0.17%		146,045
NET ASSETS-100.00%		$85,821,272
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Invesco Ltd.	$-	$213,256	$(180,264)	$-	$(32,992)	$-	$2,318
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	24,856	1,408,867	(1,413,549)	-	-	20,174	46
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	736,607	(736,607)	-	-	-	2*
Invesco Private Prime Fund	-	1,716,084	(1,716,084)	-	-	-	28*
Total	$24,856	$4,074,814	$(4,046,504)	$-	$(32,992)	$20,174	$2,394

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 QVM Multi-factor ETF (QVML)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-9.24%
Activision Blizzard, Inc.	18,333	$1,427,774
Alphabet, Inc., Class C(b)	13,730	31,315,109
AT&T, Inc.	171,871	3,659,134
Charter Communications, Inc., Class A(b)	3,116	1,579,594
Comcast Corp., Class A	108,748	4,815,362
DISH Network Corp., Class A(b)	6,022	137,482
Electronic Arts, Inc.	6,842	948,643
Fox Corp., Class A	10,868	385,923
Interpublic Group of Cos., Inc. (The)	10,013	322,719
Lumen Technologies, Inc.(c)	20,985	256,856
Meta Platforms, Inc., Class A(b)	59,167	11,457,098
News Corp., Class A	12,710	221,154
Omnicom Group, Inc.	5,414	403,939
Paramount Global, Class B	12,849	441,106
T-Mobile US, Inc.(b)	13,846	1,845,533
Verizon Communications, Inc.	98,456	5,049,808
Walt Disney Co. (The)(b)	47,424	5,237,507
Warner Bros Discovery, Inc.(b)	12,280	226,566
		69,731,307
Consumer Discretionary-5.33%
Advance Auto Parts, Inc.	1,467	278,525
Aptiv PLC(b)	7,814	830,159
AutoZone, Inc.(b)	482	992,751
Bath & Body Works, Inc.	6,906	283,284
Best Buy Co., Inc.	4,909	402,833
Booking Holdings, Inc.(b)	1,024	2,297,405
BorgWarner, Inc.	6,128	247,081
CarMax, Inc.(b)(c)	4,061	403,136
Chipotle Mexican Grill, Inc.(b)	704	987,395
D.R. Horton, Inc.	7,862	590,829
Darden Restaurants, Inc.	3,423	427,875
Dollar General Corp.	5,214	1,148,853
Dollar Tree, Inc.(b)	5,061	811,430
eBay, Inc.	15,036	731,802
Etsy, Inc.(b)(c)	3,167	256,907
Ford Motor Co.	98,297	1,344,703
Garmin Ltd.	3,538	373,684
General Motors Co.(b)	37,451	1,448,605
Genuine Parts Co.	3,342	456,952
Hasbro, Inc.	3,266	293,124
Home Depot, Inc. (The)	24,659	7,465,512
Lennar Corp., Class A	6,519	523,150
LKQ Corp.	6,519	335,011
Lowe’s Cos., Inc.	16,060	3,136,518
MGM Resorts International	9,990	349,350
Mohawk Industries, Inc.(b)	1,317	186,303
Newell Brands, Inc.	9,300	199,392
NIKE, Inc., Class B	32,471	3,859,178
NVR, Inc.(b)	78	347,148
O’Reilly Automotive, Inc.(b)	1,531	975,507
Pool Corp.	941	375,101
PulteGroup, Inc.	6,157	278,666
PVH Corp.	2,155	152,725
Ralph Lauren Corp.	1,382	139,706
Ross Stores, Inc.	8,560	727,771
Tapestry, Inc.	7,322	252,609
Target Corp.	10,536	1,705,568
TJX Cos., Inc. (The)	30,326	1,927,824
Tractor Supply Co.	2,410	451,538
Ulta Beauty, Inc.(b)	1,273	538,606
Under Armour, Inc., Class A(b)	10,305	109,027
	Shares	Value
Consumer Discretionary-(continued)
VF Corp.	8,256	$416,598
Whirlpool Corp.	1,452	267,517
Yum! Brands, Inc.	7,230	878,228
		40,205,886
Consumer Staples-7.18%
Altria Group, Inc.	43,128	2,332,794
Archer-Daniels-Midland Co.	12,547	1,139,519
Brown-Forman Corp., Class B	4,331	286,366
Campbell Soup Co.	4,984	238,783
Church & Dwight Co., Inc.	5,745	517,395
Coca-Cola Co. (The)	96,425	6,111,416
Colgate-Palmolive Co.	20,043	1,579,589
Conagra Brands, Inc.	12,560	413,098
Constellation Brands, Inc., Class A	3,850	945,059
Costco Wholesale Corp.	10,219	4,764,302
Estee Lauder Cos., Inc. (The), Class A	5,771	1,469,585
General Mills, Inc.	14,871	1,038,739
Hershey Co. (The)	3,352	709,652
Hormel Foods Corp.	6,286	305,940
JM Smucker Co. (The)	2,635	330,350
Kellogg Co.	6,140	428,204
Kimberly-Clark Corp.	8,281	1,101,539
Kraft Heinz Co. (The)	17,025	644,056
Kroger Co. (The)	13,371	708,262
McCormick & Co., Inc.	5,635	522,477
Molson Coors Beverage Co., Class B	4,373	244,188
Mondelez International, Inc., Class A	34,791	2,211,316
Monster Beverage Corp.(b)	9,654	860,364
PepsiCo, Inc.	33,808	5,671,292
Philip Morris International, Inc.	39,652	4,213,025
Procter & Gamble Co. (The)	59,446	8,790,874
Sysco Corp.	13,068	1,100,064
Tyson Foods, Inc., Class A	7,037	630,586
Walgreens Boots Alliance, Inc.	16,064	704,085
Walmart, Inc.	32,444	4,173,272
		54,186,191
Energy-4.92%
APA Corp.	7,813	367,289
Baker Hughes Co., Class A	17,741	638,321
Chevron Corp.	39,228	6,851,563
ConocoPhillips	30,795	3,460,126
Coterra Energy, Inc.	17,426	598,235
Devon Energy Corp.	14,849	1,112,190
Diamondback Energy, Inc.	4,222	641,829
EOG Resources, Inc.	13,797	1,889,637
Exxon Mobil Corp.	94,108	9,034,368
Halliburton Co.	20,110	814,455
Hess Corp.	6,703	824,938
Kinder Morgan, Inc.	43,212	850,844
Marathon Oil Corp.	17,535	551,125
Marathon Petroleum Corp.	14,835	1,510,055
Occidental Petroleum Corp.	15,770	1,093,019
ONEOK, Inc.	10,206	672,065
Phillips 66	10,860	1,094,797
Pioneer Natural Resources Co.	5,512	1,532,005
Schlumberger N.V.	30,196	1,387,808
Valero Energy Corp.	9,147	1,185,451
Williams Cos., Inc. (The)	27,319	1,012,442
		37,122,562
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Financials-12.47%
Aflac, Inc.	14,373	$870,573
Allstate Corp. (The)	6,689	914,319
American Express Co.	16,895	2,852,214
American International Group, Inc.	20,367	1,195,136
Ameriprise Financial, Inc.	2,853	788,198
Aon PLC, Class A	5,180	1,427,971
Arthur J. Gallagher & Co.	4,909	794,963
Assurant, Inc.	1,337	236,235
Bank of America Corp.	182,075	6,773,190
Bank of New York Mellon Corp. (The)	18,067	842,103
Berkshire Hathaway, Inc., Class B(b)	42,543	13,442,737
BlackRock, Inc.	3,577	2,393,299
Brown & Brown, Inc.	5,824	345,771
Capital One Financial Corp.	11,545	1,476,144
Cboe Global Markets, Inc.	2,537	284,930
Charles Schwab Corp. (The)	37,337	2,617,324
Chubb Ltd.	10,040	2,121,352
Cincinnati Financial Corp.	3,540	452,624
Citigroup, Inc.	49,039	2,619,173
Citizens Financial Group, Inc.	10,900	451,042
CME Group, Inc., Class A	8,624	1,714,710
Comerica, Inc.	3,313	275,675
Discover Financial Services	7,893	895,777
Everest Re Group Ltd.	996	281,370
FactSet Research Systems, Inc.	859	327,949
Fifth Third Bancorp	17,068	672,991
First Republic Bank	4,399	681,977
Franklin Resources, Inc.	6,833	185,038
Globe Life, Inc.	2,247	219,240
Goldman Sachs Group, Inc. (The)	8,107	2,649,773
Hartford Financial Services Group, Inc. (The)	8,131	589,579
Huntington Bancshares, Inc.	35,625	494,475
Intercontinental Exchange, Inc.	13,084	1,339,671
Invesco Ltd.(d)	8,432	163,075
JPMorgan Chase & Co.	73,610	9,733,450
KeyCorp	23,366	466,385
Lincoln National Corp.	4,293	248,693
Loews Corp.	4,703	307,999
M&T Bank Corp.	3,159	568,525
Marsh & McLennan Cos., Inc.	12,026	1,923,559
MetLife, Inc.	17,497	1,179,123
Moody’s Corp.	3,760	1,133,903
Morgan Stanley	35,340	3,044,188
Nasdaq, Inc.	2,774	430,691
Northern Trust Corp.	5,110	571,042
PNC Financial Services Group, Inc. (The)	10,526	1,846,366
Principal Financial Group, Inc.	6,143	448,009
Progressive Corp. (The)	13,899	1,659,263
Prudential Financial, Inc.	9,218	979,412
Raymond James Financial, Inc.	4,944	486,935
Regions Financial Corp.	23,978	529,674
S&P Global, Inc.	5,399	1,886,842
Signature Bank	1,594	344,734
State Street Corp.	8,714	631,678
SVB Financial Group(b)	1,541	752,886
Synchrony Financial	15,098	559,230
T. Rowe Price Group, Inc.	5,461	694,038
Travelers Cos., Inc. (The)	5,757	1,030,733
Truist Financial Corp.	33,132	1,647,986
U.S. Bancorp	32,674	1,734,009
W.R. Berkley Corp.	4,813	342,349
Wells Fargo & Co.	101,858	4,662,041
	Shares	Value
Financials-(continued)
Willis Towers Watson PLC	2,874	$606,615
Zions Bancorporation N.A.	3,977	226,848
		94,067,804
Health Care-15.29%
Abbott Laboratories	42,387	4,978,777
AbbVie, Inc.	41,205	6,072,381
Agilent Technologies, Inc.	6,912	881,695
AmerisourceBergen Corp.	3,414	528,453
Amgen, Inc.	13,041	3,348,146
Anthem, Inc.	5,516	2,811,009
Baxter International, Inc.	12,454	947,127
Becton, Dickinson and Co.	6,867	1,756,579
Biogen, Inc.(b)	3,578	715,600
Bio-Rad Laboratories, Inc., Class A(b)	568	305,465
Bio-Techne Corp.	921	340,521
Boston Scientific Corp.(b)	34,926	1,432,315
Bristol-Myers Squibb Co.	52,805	3,984,137
Cardinal Health, Inc.	6,680	376,218
Catalent, Inc.(b)	4,132	425,844
Centene Corp.(b)	13,583	1,106,200
Cerner Corp.	6,879	652,473
Charles River Laboratories International, Inc.(b)	1,277	298,920
Cigna Corp.	7,955	2,134,247
Cooper Cos., Inc. (The)	1,217	426,851
CVS Health Corp.	31,245	3,022,954
Danaher Corp.	15,520	4,094,486
DaVita, Inc.(b)	1,527	148,867
DENTSPLY SIRONA, Inc.	5,385	213,031
Edwards Lifesciences Corp.(b)	15,463	1,559,444
Eli Lilly and Co.	17,760	5,566,694
Gilead Sciences, Inc.	29,978	1,944,073
HCA Healthcare, Inc.	5,313	1,117,855
Henry Schein, Inc.(b)	3,267	279,786
Hologic, Inc.(b)	5,919	445,523
Humana, Inc.	3,037	1,379,497
IDEXX Laboratories, Inc.(b)	1,988	778,541
Illumina, Inc.(b)	3,670	878,892
Intuitive Surgical, Inc.(b)	8,677	1,975,232
IQVIA Holdings, Inc.(b)	4,682	1,007,801
Johnson & Johnson	59,944	10,761,746
Laboratory Corp. of America Holdings	2,282	563,015
McKesson Corp.	3,544	1,164,877
Medtronic PLC	32,242	3,229,036
Merck & Co., Inc.	58,512	5,384,859
Mettler-Toledo International, Inc.(b)	543	698,363
Moderna, Inc.(b)	8,878	1,290,240
Organon & Co.	6,060	230,038
PerkinElmer, Inc.	3,066	458,888
Pfizer, Inc.	126,902	6,730,882
Quest Diagnostics, Inc.	2,774	391,189
Regeneron Pharmaceuticals, Inc.(b)	2,448	1,627,284
ResMed, Inc.	3,424	696,647
STERIS PLC	2,451	559,318
Stryker Corp.	8,267	1,938,611
Thermo Fisher Scientific, Inc.	9,306	5,281,806
UnitedHealth Group, Inc.	21,624	10,742,371
Universal Health Services, Inc., Class B	1,625	202,491
Vertex Pharmaceuticals, Inc.(b)	5,706	1,532,917
Viatris, Inc.	30,238	371,020
Waters Corp.(b)	1,405	460,770
West Pharmaceutical Services, Inc.	1,798	558,063

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Zimmer Biomet Holdings, Inc.	5,273	$633,867
Zoetis, Inc.	11,283	1,928,603
		115,372,535
Industrials-8.08%
3M Co.	13,640	2,036,316
A.O. Smith Corp.	3,150	189,378
Alaska Air Group, Inc.(b)	3,378	163,022
Allegion PLC	2,093	233,683
AMETEK, Inc.	5,371	652,415
C.H. Robinson Worldwide, Inc.	2,888	313,377
Carrier Global Corp.	20,361	800,391
Caterpillar, Inc.	11,293	2,437,594
Cintas Corp.	2,058	819,763
Copart, Inc.(b)	5,282	604,948
CSX Corp.	50,730	1,612,707
Cummins, Inc.	3,435	718,327
Deere & Co.	6,431	2,300,883
Delta Air Lines, Inc.(b)	18,207	759,050
Dover Corp.	3,488	467,078
Eaton Corp. PLC	9,628	1,334,441
Emerson Electric Co.	13,739	1,218,100
Equifax, Inc.	2,764	559,931
Expeditors International of Washington, Inc.	4,055	441,346
Fastenal Co.	12,618	675,820
FedEx Corp.	5,852	1,314,242
Fortive Corp.	9,266	572,361
Fortune Brands Home & Security, Inc.	3,240	224,694
Generac Holdings, Inc.(b)	1,492	368,643
General Dynamics Corp.	5,357	1,204,843
General Electric Co.	26,832	2,100,677
Honeywell International, Inc.	16,660	3,225,709
Howmet Aerospace, Inc.	9,489	339,422
Huntington Ingalls Industries, Inc.	919	193,413
IDEX Corp.	1,775	340,001
Illinois Tool Works, Inc.	6,942	1,444,422
Ingersoll Rand, Inc.	9,896	466,596
J.B. Hunt Transport Services, Inc.	1,996	344,470
Jacobs Engineering Group, Inc.	2,979	417,328
Johnson Controls International PLC	17,110	932,666
L3Harris Technologies, Inc.	4,523	1,089,591
Leidos Holdings, Inc.	3,242	338,789
Lockheed Martin Corp.	5,559	2,446,572
Nielsen Holdings PLC	8,043	205,579
Nordson Corp.	1,284	279,758
Norfolk Southern Corp.	5,524	1,323,882
Northrop Grumman Corp.	3,420	1,600,457
Old Dominion Freight Line, Inc.	2,226	574,842
Otis Worldwide Corp.	10,321	767,882
PACCAR, Inc.	8,521	739,964
Parker-Hannifin Corp.	3,212	874,210
Pentair PLC	4,030	202,185
Quanta Services, Inc.	3,053	363,307
Raytheon Technologies Corp.	36,860	3,506,123
Republic Services, Inc.	4,673	625,434
Robert Half International, Inc.	2,788	251,338
Rockwell Automation, Inc.	2,662	567,538
Rollins, Inc.	5,270	186,874
Snap-on, Inc.	1,269	281,566
Southwest Airlines Co.(b)	14,884	682,580
Stanley Black & Decker, Inc.	4,057	481,525
Textron, Inc.	5,374	350,869
Trane Technologies PLC	5,653	780,453
	Shares	Value
Industrials-(continued)
Union Pacific Corp.	14,565	$3,201,096
United Airlines Holdings, Inc.(b)	9,617	458,058
United Parcel Service, Inc., Class B	17,551	3,198,670
United Rentals, Inc.(b)	1,722	513,466
Verisk Analytics, Inc.	3,563	623,240
W.W. Grainger, Inc.	990	482,199
Wabtec Corp.	4,357	411,562
Waste Management, Inc.	8,650	1,371,112
Xylem, Inc.	4,375	368,594
		60,977,372
Information Technology-28.89%
Accenture PLC, Class A	15,182	4,531,220
Adobe, Inc.(b)	11,614	4,836,999
Advanced Micro Devices, Inc.(b)	42,858	4,365,516
Akamai Technologies, Inc.(b)	3,761	380,011
Amphenol Corp., Class A	14,165	1,003,732
Analog Devices, Inc.	13,089	2,204,188
Apple, Inc.	370,674	55,171,118
Applied Materials, Inc.	21,993	2,579,559
Arista Networks, Inc.(b)	5,329	545,050
Automatic Data Processing, Inc.	9,600	2,140,224
Broadcom, Inc.	9,524	5,525,158
Broadridge Financial Solutions, Inc.	2,705	395,525
Cadence Design Systems, Inc.(b)	6,494	998,323
CDW Corp.	3,195	542,703
Cisco Systems, Inc.	98,945	4,457,472
Cognizant Technology Solutions Corp., Class A	12,007	896,923
Corning, Inc.	19,251	689,571
DXC Technology Co.(b)	6,684	235,410
EPAM Systems, Inc.(b)	1,386	469,189
F5, Inc.(b)	1,416	230,865
Fidelity National Information Services, Inc.	14,717	1,537,927
Fiserv, Inc.(b)	14,073	1,409,833
FleetCor Technologies, Inc.(b)	1,928	479,706
Fortinet, Inc.(b)	3,797	1,116,850
Gartner, Inc.(b)	1,901	498,822
Global Payments, Inc.	7,053	924,225
Hewlett Packard Enterprise Co.	29,697	463,273
HP, Inc.	25,647	996,130
Intel Corp.	95,932	4,261,299
International Business Machines Corp.	20,319	2,821,090
Intuit, Inc.	6,747	2,796,362
IPG Photonics Corp.(b)	953	100,532
Jack Henry & Associates, Inc.	1,726	324,695
Juniper Networks, Inc.	7,615	233,628
Keysight Technologies, Inc.(b)	4,479	652,142
KLA Corp.	3,633	1,325,500
Lam Research Corp.	3,567	1,854,947
Mastercard, Inc., Class A	22,384	8,010,562
Microchip Technology, Inc.	12,853	933,770
Micron Technology, Inc.	29,211	2,156,940
Microsoft Corp.	182,358	49,577,669
Monolithic Power Systems, Inc.	1,110	499,933
Motorola Solutions, Inc.	3,919	861,161
NetApp, Inc.	5,065	364,427
NVIDIA Corp.	62,313	11,635,083
NXP Semiconductors N.V. (China)	6,438	1,221,675
Paychex, Inc.	7,293	903,092
Qorvo, Inc.(b)	2,720	303,960
QUALCOMM, Inc.	28,968	4,148,797
Roper Technologies, Inc.	2,490	1,101,676
salesforce.com, inc.(b)	23,888	3,827,813

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Seagate Technology Holdings PLC	5,457	$462,044
Skyworks Solutions, Inc.	3,971	432,323
Synopsys, Inc.(b)	3,613	1,153,270
TE Connectivity Ltd. (Switzerland)	8,319	1,076,395
Teledyne Technologies, Inc.(b)	1,060	429,459
Teradyne, Inc.	4,016	438,788
Texas Instruments, Inc.	21,495	3,799,456
Trimble, Inc.(b)	6,036	410,750
Tyler Technologies, Inc.(b)	979	348,348
Visa, Inc., Class A(c)	42,542	9,026,136
Western Digital Corp.(b)	7,758	470,833
Zebra Technologies Corp., Class A(b)	1,292	436,941
		218,027,018
Materials-3.08%
Air Products and Chemicals, Inc.	5,380	1,324,341
Albemarle Corp.	2,859	744,541
Amcor PLC	37,535	491,708
Avery Dennison Corp.	2,053	354,266
Ball Corp.	7,853	556,699
Celanese Corp.	2,553	399,596
CF Industries Holdings, Inc.	4,408	435,378
Corteva, Inc.	17,181	1,075,874
Dow, Inc.	17,024	1,157,292
DuPont de Nemours, Inc.	12,909	875,876
Eastman Chemical Co.	3,421	376,857
Ecolab, Inc.	6,216	1,018,865
FMC Corp.	2,892	354,501
Freeport-McMoRan, Inc.	34,251	1,338,529
International Flavors & Fragrances, Inc.	6,541	864,524
International Paper Co.	9,331	452,087
Linde PLC (United Kingdom)	12,122	3,935,771
LyondellBasell Industries N.V., Class A	6,066	693,040
Martin Marietta Materials, Inc.	1,479	501,943
Mosaic Co. (The)	7,862	492,554
Newmont Corp.	16,225	1,100,866
Nucor Corp.	6,754	894,635
Packaging Corp. of America	2,211	347,746
PPG Industries, Inc.	6,061	766,656
Sealed Air Corp.	3,605	224,159
Sherwin-Williams Co. (The)	6,130	1,643,085
Vulcan Materials Co.	3,180	524,287
WestRock Co.	6,641	322,022
		23,267,698
Real Estate-2.23%
Alexandria Real Estate Equities, Inc.	3,243	538,176
AvalonBay Communities, Inc.	3,183	661,937
Boston Properties, Inc.	3,272	363,781
CBRE Group, Inc., Class A(b)	8,621	714,164
Crown Castle International Corp.	9,662	1,832,398
Digital Realty Trust, Inc.	6,599	921,154
Duke Realty Corp.	8,666	457,825
Equity Residential	7,742	594,818
Essex Property Trust, Inc.	1,407	399,377
Extra Space Storage, Inc.	2,971	529,432
Federal Realty Investment Trust	1,610	185,102
Healthpeak Properties, Inc.	12,128	360,080
Host Hotels & Resorts, Inc.	16,854	336,911
Iron Mountain, Inc.	6,507	350,727
Kimco Realty Corp.	14,149	334,624
Mid-America Apartment Communities, Inc.	2,597	470,057
Prologis, Inc.	16,727	2,132,358
	Shares	Value
Real Estate-(continued)
Public Storage	3,421	$1,131,119
Realty Income Corp.	13,394	913,739
Regency Centers Corp.	3,467	236,484
Simon Property Group, Inc.	7,960	912,614
UDR, Inc.	6,501	310,748
Ventas, Inc.	8,704	493,865
Vornado Realty Trust	3,484	121,801
Welltower, Inc.	9,536	849,562
Weyerhaeuser Co.	17,438	689,150
		16,842,003
Utilities-3.13%
AES Corp. (The)	15,047	331,635
Alliant Energy Corp.	5,712	364,540
Ameren Corp.	5,959	567,237
American Electric Power Co., Inc.	11,217	1,144,470
American Water Works Co., Inc.	4,164	629,805
Atmos Energy Corp.	3,026	351,954
CenterPoint Energy, Inc.	14,147	453,411
CMS Energy Corp.	6,638	471,563
Consolidated Edison, Inc.	8,014	795,470
Constellation Energy Corp.	6,819	423,323
Dominion Energy, Inc.	18,563	1,563,376
DTE Energy Co.	4,398	583,659
Duke Energy Corp.	17,118	1,926,117
Edison International	8,591	600,597
Entergy Corp.	4,572	550,103
Evergy, Inc.	5,273	368,794
Eversource Energy	7,799	720,004
Exelon Corp.	22,337	1,097,863
FirstEnergy Corp.	12,067	518,398
NextEra Energy, Inc.	45,207	3,421,718
NiSource, Inc.	8,946	281,352
NRG Energy, Inc.	5,706	262,704
Pinnacle West Capital Corp.	2,546	197,697
PPL Corp.	17,183	518,583
Public Service Enterprise Group, Inc.	11,627	796,915
Sempra Energy	7,081	1,160,293
Southern Co. (The)	23,874	1,806,307
WEC Energy Group, Inc.	7,227	759,341
Xcel Energy, Inc.	12,123	913,347
		23,580,576
Total Common Stocks & Other Equity Interests (Cost $764,449,438)		753,380,952
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $136,095)	136,095	136,095
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $764,585,533)		753,517,047
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.23%
Invesco Private Government Fund, 0.74%(d)(e)(f)	2,615,145	2,615,145

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.87%(d)(e)(f)	6,697,346	$6,698,016
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,312,276)		9,313,161
TOTAL INVESTMENTS IN SECURITIES-101.09% (Cost $773,897,809)		762,830,208
OTHER ASSETS LESS LIABILITIES-(1.09)%		(8,203,857)
NET ASSETS-100.00%		$754,626,351
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Invesco Ltd.	$211,675	$35,192	$(31,961)	$(45,996)	$(5,835)	$163,075	$4,436
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	10,980,920	(10,844,825)	-	-	136,095	480
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	14,051,437	(11,436,292)	-	-	2,615,145	3,602*
Invesco Private Prime Fund	-	24,843,664	(18,143,870)	885	(2,663)	6,698,016	10,314*
Total	$211,675	$49,911,213	$(40,456,948)	$(45,111)	$(8,498)	$9,612,331	$18,832

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-1.09%
John Wiley & Sons, Inc., Class A	4,219	$223,438
New York Times Co. (The), Class A	15,014	517,833
TEGNA, Inc.	21,860	478,734
World Wrestling Entertainment, Inc., Class A	4,498	300,331
Yelp, Inc.(b)	6,948	204,341
Ziff Davis, Inc.(b)	4,736	361,546
		2,086,223
Consumer Discretionary-15.05%
Adient PLC(b)	11,334	401,110
American Eagle Outfitters, Inc.(c)	17,040	206,354
AutoNation, Inc.(b)(c)	3,990	477,044
Boyd Gaming Corp.	8,657	508,772
Brunswick Corp.	7,588	570,845
Callaway Golf Co.(b)(c)	12,016	260,867
Capri Holdings Ltd.(b)	19,406	945,849
Carter’s, Inc.	4,132	318,371
Choice Hotels International, Inc.	3,381	432,396
Columbia Sportswear Co.	3,504	272,541
Cracker Barrel Old Country Store, Inc.(c)	2,619	267,164
Crocs, Inc.(b)	6,461	360,265
Dana, Inc.	15,429	255,504
Deckers Outdoor Corp.(b)	3,022	811,588
Dick’s Sporting Goods, Inc.	6,004	487,705
Five Below, Inc.(b)	5,578	728,431
Foot Locker, Inc.	9,136	301,305
Fox Factory Holding Corp.(b)	4,686	384,346
GameStop Corp., Class A(b)(c)	6,969	869,313
Gap, Inc. (The)(c)	20,811	229,545
Gentex Corp.	24,001	745,951
Goodyear Tire & Rubber Co. (The)(b)(c)	31,804	410,908
Graham Holdings Co., Class B	395	242,143
Grand Canyon Education, Inc.(b)(c)	3,601	321,101
H&R Block, Inc.	16,939	596,930
Harley-Davidson, Inc.	15,602	548,878
Helen of Troy Ltd.(b)(c)	2,317	429,085
KB Home(c)	8,333	287,405
Kohl’s Corp.	14,876	599,800
Lear Corp.	6,371	898,056
Leggett & Platt, Inc.	12,835	502,747
Light & Wonder, Inc.(b)(c)	10,096	533,069
Lithia Motors, Inc., Class A(c)	3,062	932,287
Macy’s, Inc.	31,879	753,938
Marriott Vacations Worldwide Corp.	4,432	654,695
Mattel, Inc.(b)	35,235	885,103
Murphy USA, Inc.	2,297	572,229
Nordstrom, Inc.	9,216	243,579
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	5,644	265,099
Polaris, Inc.	5,901	628,752
RH(b)(c)	1,931	560,145
Service Corp. International	15,680	1,098,071
Skechers U.S.A., Inc., Class A(b)	15,698	618,501
Taylor Morrison Home Corp., Class A(b)	11,278	326,724
Tempur Sealy International, Inc.	19,573	516,140
Texas Roadhouse, Inc.	8,109	632,259
Thor Industries, Inc.(c)	5,525	419,734
Toll Brothers, Inc.	11,543	582,575
TopBuild Corp.(b)	3,160	623,342
Travel + Leisure Co.	8,959	457,895
Urban Outfitters, Inc.(b)(c)	6,698	140,993
Victoria’s Secret & Co.(b)(c)	8,125	334,831
Visteon Corp.(b)	3,012	337,977
	Shares	Value
Consumer Discretionary-(continued)
Williams-Sonoma, Inc.(c)	7,069	$904,267
Wyndham Hotels & Resorts, Inc.	9,337	748,174
YETI Holdings, Inc.(b)(c)	8,557	391,483
		28,834,181
Consumer Staples-3.75%
BJ’s Wholesale Club Holdings, Inc.(b)	13,553	784,312
Casey’s General Stores, Inc.	3,615	757,487
Coty, Inc., Class A(b)	36,585	259,388
Darling Ingredients, Inc.(b)(c)	15,077	1,207,215
Energizer Holdings, Inc.	6,607	198,144
Flowers Foods, Inc.	20,614	568,946
Hain Celestial Group, Inc. (The)(b)	9,618	253,434
Ingredion, Inc.	6,550	620,219
Lancaster Colony Corp.	2,039	248,554
Nu Skin Enterprises, Inc., Class A	4,629	215,943
Performance Food Group Co.(b)	17,387	753,553
Pilgrim’s Pride Corp.(b)	4,802	160,003
Post Holdings, Inc.(b)	5,875	483,101
Sanderson Farms, Inc.	2,023	403,589
Sprouts Farmers Market, Inc.(b)(c)	9,930	269,004
		7,182,892
Energy-3.73%
Antero Midstream Corp.(c)	30,515	331,393
ChampionX Corp.	16,853	392,169
CNX Resources Corp.(b)(c)	18,212	395,565
DT Midstream, Inc.	8,797	511,106
EQT Corp.	25,690	1,225,927
Equitrans Midstream Corp.	35,314	277,921
HF Sinclair Corp.	13,014	638,987
Murphy Oil Corp.	13,253	562,192
NOV, Inc.	30,409	608,180
PDC Energy, Inc.	8,711	689,389
Targa Resources Corp.	21,020	1,513,860
		7,146,689
Financials-16.51%
Affiliated Managers Group, Inc.	4,138	552,920
Alleghany Corp.(b)	1,367	1,139,777
American Financial Group, Inc.	6,249	882,984
Associated Banc-Corp.	15,322	317,165
Bank of Hawaii Corp.	4,089	324,994
Bank OZK	12,632	523,849
Brighthouse Financial, Inc.(b)	8,561	420,516
Cadence Bank	19,908	532,141
Cathay General Bancorp	7,783	319,959
CNO Financial Group, Inc.	12,226	251,489
Commerce Bancshares, Inc.	10,764	744,653
Cullen/Frost Bankers, Inc.	5,541	692,514
East West Bancorp, Inc.	15,418	1,133,840
Essent Group Ltd.	11,420	488,662
Evercore, Inc., Class A	4,198	479,412
F.N.B. Corp.	34,254	416,186
Federated Hermes, Inc., Class B(c)	9,811	333,280
First American Financial Corp.	10,722	649,646
First Financial Bankshares, Inc.	12,813	528,408
First Horizon Corp.	51,903	1,184,945
FirstCash Holdings, Inc.(c)	4,309	321,667
Fulton Financial Corp.	16,223	257,134
Glacier Bancorp, Inc.	10,999	532,462
Hancock Whitney Corp.	8,773	437,246
Hanover Insurance Group, Inc. (The)	3,405	499,173
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
Home BancShares, Inc.	15,162	$342,510
Interactive Brokers Group, Inc., Class A	9,015	554,783
International Bancshares Corp.	5,293	221,935
Janus Henderson Group PLC	17,218	483,998
Jefferies Financial Group, Inc.	21,218	700,618
Kemper Corp.	5,862	309,689
Mercury General Corp.	2,629	128,689
MGIC Investment Corp.	33,702	469,469
Navient Corp.	16,325	261,200
New York Community Bancorp, Inc.	45,523	454,319
Old National Bancorp	29,604	470,704
Old Republic International Corp.	28,174	673,922
PacWest Bancorp	12,784	403,719
Pinnacle Financial Partners, Inc.	7,743	630,435
Primerica, Inc.	3,839	483,714
Prosperity Bancshares, Inc.	9,192	666,420
Reinsurance Group of America, Inc.	7,107	894,416
RenaissanceRe Holdings Ltd. (Bermuda)(c)	4,680	718,474
RLI Corp.	3,712	449,597
SEI Investments Co.	10,427	609,250
Selective Insurance Group, Inc.	5,849	463,826
SLM Corp.	31,342	613,990
Stifel Financial Corp.	11,274	723,453
Synovus Financial Corp.	15,342	654,336
Texas Capital Bancshares, Inc.(b)	5,326	301,079
UMB Financial Corp.	4,319	398,860
Umpqua Holdings Corp.	21,730	383,534
United Bankshares, Inc.	13,827	519,342
Unum Group	19,886	724,845
Valley National Bancorp	40,584	515,823
Voya Financial, Inc.	11,381	780,850
Washington Federal, Inc.	6,520	211,574
Webster Financial Corp.	19,007	933,054
Wintrust Financial Corp.	5,888	514,552
		31,632,001
Health Care-7.07%
Acadia Healthcare Co., Inc.(b)	7,663	545,376
Amedisys, Inc.(b)	3,225	373,810
Azenta, Inc.	7,412	568,056
Bruker Corp.	10,333	645,606
Chemed Corp.	1,486	719,818
Encompass Health Corp.	9,145	599,363
Enovis Corp.(b)(c)	4,508	299,061
Envista Holdings Corp.(b)(c)	15,741	677,493
Exelixis, Inc.(b)	29,876	547,627
Globus Medical, Inc., Class A(b)(c)	7,682	511,621
Halozyme Therapeutics, Inc.(b)(c)	13,413	616,730
HealthEquity, Inc.(b)(c)	7,966	498,512
ICU Medical, Inc.(b)	2,000	363,280
Integra LifeSciences Holdings Corp.(b)	7,079	443,428
LHC Group, Inc.(b)	2,929	488,147
LivaNova PLC(b)(c)	5,502	374,521
Masimo Corp.(b)	5,348	751,020
Medpace Holdings, Inc.(b)	2,783	398,637
Neogen Corp.(b)	10,424	275,819
Option Care Health, Inc.(b)	13,055	396,350
Patterson Cos., Inc.	7,772	245,517
Perrigo Co. PLC	12,365	492,869
QuidelOrtho Corp.(b)	3,772	358,453
Syneos Health, Inc.(b)	10,085	745,181
	Shares	Value
Health Care-(continued)
Tenet Healthcare Corp.(b)	9,862	$638,170
United Therapeutics Corp.(b)	4,226	973,417
		13,547,882
Industrials-18.62%
Acuity Brands, Inc.	3,250	568,815
AECOM	13,570	947,864
AGCO Corp.	5,530	708,559
ASGN, Inc.(b)	5,323	506,909
Avis Budget Group, Inc.(b)(c)	3,622	689,194
Brink’s Co. (The)	5,026	305,732
Builders FirstSource, Inc.(b)	18,515	1,205,141
CACI International, Inc., Class A(b)	2,129	596,908
Carlisle Cos., Inc.	5,285	1,344,663
Clean Harbors, Inc.(b)	4,406	411,520
Crane Holdings Co.	4,700	449,602
Curtiss-Wright Corp.	3,668	520,783
Donaldson Co., Inc.	12,496	653,291
Dycom Industries, Inc.(b)(c)	2,736	254,749
EMCOR Group, Inc.	5,088	537,445
EnerSys	4,115	278,668
Flowserve Corp.(c)	11,395	358,943
Fluor Corp.(b)(c)	10,571	298,419
FTI Consulting, Inc.(b)(c)	3,296	553,728
GATX Corp.(c)	3,156	340,690
Graco, Inc.	16,866	1,067,618
GXO Logistics, Inc.(b)	11,091	601,909
Hexcel Corp.	8,446	485,223
Hubbell, Inc.	5,131	974,172
IAA, Inc.(b)	13,730	535,882
Insperity, Inc.	3,535	353,747
ITT, Inc.	9,134	674,272
JetBlue Airways Corp.(b)(c)	36,630	393,406
KBR, Inc.	12,594	626,677
Kennametal, Inc.	8,502	235,845
Kirby Corp.(b)	5,270	355,883
Knight-Swift Transportation Holdings, Inc.	16,695	812,045
Landstar System, Inc.	3,659	554,082
Lincoln Electric Holdings, Inc.	5,686	772,273
ManpowerGroup, Inc.	6,115	547,965
MasTec, Inc.(b)	5,431	453,977
MDU Resources Group, Inc.	20,150	551,707
Middleby Corp. (The)(b)	5,619	851,054
MillerKnoll, Inc.	7,935	239,637
MSA Safety, Inc.	3,589	457,562
MSC Industrial Direct Co., Inc., Class A	4,423	375,645
nVent Electric PLC	15,856	561,302
Oshkosh Corp.	6,818	633,460
Owens Corning	10,123	967,556
Regal Rexnord Corp.	6,670	833,417
Ryder System, Inc.	5,102	408,262
Saia, Inc.(b)	2,691	531,715
Science Applications International Corp.	5,503	476,340
Simpson Manufacturing Co., Inc.	4,176	452,470
Stericycle, Inc.(b)	9,073	458,640
Terex Corp.	7,275	257,462
Tetra Tech, Inc.	5,166	697,255
Timken Co. (The)	6,957	424,864
Toro Co. (The)	11,349	936,179
Trex Co., Inc.(b)(c)	13,414	854,740
Trinity Industries, Inc.	7,144	177,600
Univar Solutions, Inc.(b)	17,063	524,175
Valmont Industries, Inc.	1,949	500,406

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Watsco, Inc.	3,020	$772,003
Watts Water Technologies, Inc., Class A	2,632	344,345
Werner Enterprises, Inc.	5,906	239,606
Woodward, Inc.	6,310	641,159
XPO Logistics, Inc.(b)	9,822	524,888
		35,670,048
Information Technology-12.40%
ACI Worldwide, Inc.(b)	11,577	308,411
Amkor Technology, Inc.	10,218	208,856
Arrow Electronics, Inc.(b)	6,889	831,158
Aspen Technology, Inc.(b)	2,817	545,061
Avnet, Inc.	10,055	487,165
Belden, Inc.	4,323	248,918
Blackbaud, Inc.(b)(c)	4,151	264,211
Bread Financial Holdings, Inc.	5,622	309,772
Calix, Inc.(b)	5,949	219,756
CDK Global, Inc.	11,004	599,278
Ciena Corp.(b)	17,130	870,547
Cirrus Logic, Inc.(b)	5,596	456,298
Cognex Corp.	17,238	834,664
Coherent, Inc.(b)	2,417	654,910
CommVault Systems, Inc.(b)	4,346	265,149
Concentrix Corp.	4,211	652,242
Envestnet, Inc.(b)(c)	5,300	353,086
Euronet Worldwide, Inc.(b)(c)	5,811	704,061
First Solar, Inc.(b)	9,054	639,303
Genpact Ltd.	16,703	741,112
II-VI Incorporated(b)(c)	10,756	672,250
Jabil, Inc.	14,283	878,690
Kyndryl Holdings, Inc.(b)	23,081	284,820
Lattice Semiconductor Corp.(b)	14,266	742,117
Littelfuse, Inc.	2,480	670,096
Lumentum Holdings, Inc.(b)(c)	7,244	623,564
Manhattan Associates, Inc.(b)	6,039	730,296
Maximus, Inc.	6,223	403,810
MKS Instruments, Inc.	5,278	651,833
National Instruments Corp.	12,924	456,476
NCR Corp.(b)	13,490	467,968
Paylocity Holding Corp.(b)	4,099	716,751
Power Integrations, Inc.	5,828	491,767
Qualys, Inc.(b)	3,123	408,114
Semtech Corp.(b)	6,603	423,186
Silicon Laboratories, Inc.(b)(c)	4,203	626,920
SiTime Corp.(b)(c)	1,545	329,085
SunPower Corp.(b)(c)	6,844	120,933
Synaptics, Inc.(b)	3,918	580,334
TD SYNNEX Corp.	3,788	393,384
Teradata Corp.(b)(c)	11,445	439,831
Universal Display Corp.	3,954	499,430
ViaSat, Inc.(b)	6,326	249,814
Vishay Intertechnology, Inc.	13,165	269,093
Vontier Corp.	16,844	451,756
Western Union Co. (The)	39,437	715,387
Xerox Holdings Corp.	13,782	259,377
		23,751,040
Materials-8.12%
Alcoa Corp.	17,008	1,049,734
AptarGroup, Inc.	6,796	727,784
Ashland Global Holdings, Inc.	5,668	606,589
Avient Corp.	9,336	459,331
Cabot Corp.	5,607	423,945
	Shares	Value
Materials-(continued)
Chemours Co. (The)	16,942	$730,031
Cleveland-Cliffs, Inc.(b)	39,510	915,842
Commercial Metals Co.	11,375	451,929
Eagle Materials, Inc.	3,966	517,801
Greif, Inc., Class A	2,518	149,746
Ingevity Corp.(b)	4,062	283,040
Louisiana-Pacific Corp.	9,457	653,100
Minerals Technologies, Inc.	3,393	224,820
NewMarket Corp.	650	214,188
Olin Corp.	15,015	987,837
Reliance Steel & Aluminum Co.	6,070	1,180,008
Royal Gold, Inc.(c)	5,813	657,334
RPM International, Inc.	13,264	1,168,558
Sensient Technologies Corp.	4,266	373,019
Silgan Holdings, Inc.	7,956	348,552
Sonoco Products Co.	9,990	584,115
Steel Dynamics, Inc.	17,744	1,514,983
United States Steel Corp.	22,735	569,967
Valvoline, Inc.	18,665	624,531
Worthington Industries, Inc.(c)	3,046	142,065
		15,558,849
Real Estate-9.61%
American Campus Communities, Inc.	13,158	855,270
Apartment Income REIT Corp.	14,736	661,057
Brixmor Property Group, Inc.	28,291	689,735
Corporate Office Properties Trust	10,102	279,219
Cousins Properties, Inc.	13,839	478,137
Douglas Emmett, Inc.	16,008	452,546
EastGroup Properties, Inc.	3,908	631,337
EPR Properties	6,803	348,586
First Industrial Realty Trust, Inc.	12,344	656,084
Healthcare Realty Trust, Inc.	13,628	396,166
Highwoods Properties, Inc.	9,760	383,470
Hudson Pacific Properties, Inc.	14,137	281,468
JBG SMITH Properties	10,189	262,978
Jones Lang LaSalle, Inc.(b)	5,381	1,061,779
Kilroy Realty Corp.	9,865	598,806
Kite Realty Group Trust	20,176	422,889
Lamar Advertising Co., Class A	8,336	816,511
Life Storage, Inc.	7,551	881,655
Macerich Co. (The)	20,862	245,129
Medical Properties Trust, Inc.	57,239	1,063,501
National Retail Properties, Inc.	16,634	736,886
National Storage Affiliates Trust	7,516	394,214
Omega Healthcare Investors, Inc.(c)	22,686	675,362
Park Hotels & Resorts, Inc.	22,981	415,037
Pebblebrook Hotel Trust	12,538	282,230
Physicians Realty Trust(c)	20,492	380,127
PotlatchDeltic Corp.	6,583	345,344
PS Business Parks, Inc.	1,926	361,375
Rayonier, Inc.	13,190	543,692
Rexford Industrial Realty, Inc.	14,624	934,035
Sabra Health Care REIT, Inc.	21,367	299,993
SL Green Realty Corp.	6,438	397,675
Spirit Realty Capital, Inc.	11,852	497,665
STORE Capital Corp.	24,552	677,390
		18,407,348
Utilities-3.94%
ALLETE, Inc.	4,918	305,014
Black Hills Corp.	6,093	467,089
Essential Utilities, Inc.	22,194	1,026,695

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
Hawaiian Electric Industries, Inc.	10,371	$447,716
IDACORP, Inc.	4,624	504,109
National Fuel Gas Co.	8,237	605,667
New Jersey Resources Corp.	9,170	421,086
NorthWestern Corp.	5,011	307,024
OGE Energy Corp.	18,591	767,808
ONE Gas, Inc.	5,095	443,367
PNM Resources, Inc.	8,136	386,704
Southwest Gas Holdings, Inc.	5,809	540,992
Spire, Inc.	4,851	379,833
UGI Corp.	22,198	948,743
		7,551,847
Total Common Stocks & Other Equity Interests (Cost $203,318,950)		191,369,000
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $36,090)	36,090	36,090
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $203,355,040)		191,405,090
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.57%
Invesco Private Government Fund, 0.74%(d)(e)(f)	6,649,361	$6,649,361
Invesco Private Prime Fund, 0.87%(d)(e)(f)	15,513,625	15,515,177
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,162,760)		22,164,538
TOTAL INVESTMENTS IN SECURITIES-111.48% (Cost $225,517,800)		213,569,628
OTHER ASSETS LESS LIABILITIES-(11.48)%		(21,988,472)
NET ASSETS-100.00%		$191,581,156

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,237,692	$(3,201,602)	$-	$-	$36,090	$102
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	190,193	27,490,454	(21,031,286)	-	-	6,649,361	6,113*
Invesco Private Prime Fund	443,783	50,653,522	(35,580,551)	1,778	(3,355)	15,515,177	17,263*
Total	$633,976	$81,381,668	$(59,813,439)	$1,778	$(3,355)	$22,200,628	$23,478

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Low Volatility ETF (XMLV)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Consumer Discretionary-3.53%
Gentex Corp.(b)	473,359	$14,711,998
Graham Holdings Co., Class B	21,533	13,200,159
Service Corp. International	206,370	14,452,091
		42,364,248
Consumer Staples-7.28%
Casey’s General Stores, Inc.	64,146	13,441,153
Energizer Holdings, Inc.	407,611	12,224,254
Flowers Foods, Inc.(b)	617,036	17,030,193
Ingredion, Inc.(b)	168,527	15,957,822
Lancaster Colony Corp.	116,796	14,237,432
Post Holdings, Inc.(b)(c)	177,508	14,596,483
		87,487,337
Financials-14.47%
Bank of Hawaii Corp.	169,935	13,506,434
Commerce Bancshares, Inc.	205,072	14,186,881
First American Financial Corp.	245,746	14,889,750
Hanover Insurance Group, Inc. (The)	102,585	15,038,961
Mercury General Corp.(b)	321,287	15,726,999
Old Republic International Corp.	578,120	13,828,630
Prosperity Bancshares, Inc.	196,341	14,234,723
RenaissanceRe Holdings Ltd. (Bermuda)	94,071	14,441,780
RLI Corp.	123,425	14,949,236
SEI Investments Co.	264,531	15,456,546
Selective Insurance Group, Inc.(b)	178,354	14,143,472
Washington Federal, Inc.	415,138	13,471,228
		173,874,640
Health Care-1.13%
Chemed Corp.	27,964	13,545,762
Industrials-20.07%
CACI International, Inc., Class A(c)	55,748	15,630,067
Carlisle Cos., Inc.(b)	57,784	14,701,983
Curtiss-Wright Corp.	92,164	13,085,445
Donaldson Co., Inc.	286,969	15,002,739
FTI Consulting, Inc.(b)(c)	99,244	16,672,992
Graco, Inc.	257,682	16,311,271
Hubbell, Inc.	76,218	14,470,749
Lincoln Electric Holdings, Inc.(b)	112,919	15,336,659
MDU Resources Group, Inc.	580,674	15,898,854
MSA Safety, Inc.(b)	117,698	15,005,318
MSC Industrial Direct Co., Inc., Class A	209,511	17,793,769
Science Applications International Corp.	177,712	15,382,751
Stericycle, Inc.(b)(c)	272,134	13,756,374
Toro Co. (The)	177,310	14,626,302
Watsco, Inc.(b)	55,777	14,258,274
Werner Enterprises, Inc.	327,337	13,280,062
		241,213,609
Information Technology-3.55%
Arrow Electronics, Inc.(c)	105,569	12,736,900
Genpact Ltd.	351,764	15,607,769
Maximus, Inc.	220,424	14,303,313
		42,647,982
Materials-7.74%
AptarGroup, Inc.	140,980	15,097,548
Ashland Global Holdings, Inc.	138,776	14,851,808
RPM International, Inc.(b)	174,542	15,377,150
Sensient Technologies Corp.(b)	171,863	15,027,701
	Shares	Value
Materials-(continued)
Silgan Holdings, Inc.	393,366	$17,233,364
Sonoco Products Co.	263,959	15,433,683
		93,021,254
Real Estate-25.77%
American Campus Communities, Inc.	210,709	13,696,085
Apartment Income REIT Corp.	328,392	14,731,665
Corporate Office Properties Trust(b)	536,567	14,830,712
Cousins Properties, Inc.(b)	439,250	15,176,087
EastGroup Properties, Inc.	84,080	13,583,124
First Industrial Realty Trust, Inc.(b)	311,338	16,547,615
Healthcare Realty Trust, Inc.(b)	467,571	13,592,289
Highwoods Properties, Inc.	372,023	14,616,784
JBG SMITH Properties(b)	567,901	14,657,525
Kilroy Realty Corp.	230,004	13,961,243
Lamar Advertising Co., Class A	130,070	12,740,356
Life Storage, Inc.	129,643	15,137,117
Medical Properties Trust, Inc.(b)	754,271	14,014,355
National Retail Properties, Inc.	369,609	16,373,679
National Storage Affiliates Trust	260,380	13,656,931
Physicians Realty Trust(b)	994,450	18,447,047
PS Business Parks, Inc.	75,206	14,110,902
Rayonier, Inc.	375,936	15,496,082
Rexford Industrial Realty, Inc.(b)	212,666	13,582,977
Spirit Realty Capital, Inc.	374,598	15,729,370
STORE Capital Corp.	541,357	14,936,040
		309,617,985
Utilities-16.27%
ALLETE, Inc.	266,125	16,505,072
Black Hills Corp.	205,780	15,775,095
Essential Utilities, Inc.	361,990	16,745,657
Hawaiian Electric Industries, Inc.	373,781	16,136,126
IDACORP, Inc.	161,708	17,629,406
National Fuel Gas Co.(b)	216,410	15,912,627
New Jersey Resources Corp.(b)	326,784	15,005,921
NorthWestern Corp.	265,654	16,276,621
OGE Energy Corp.(b)	483,722	19,977,719
ONE Gas, Inc.	172,145	14,980,058
Spire, Inc.(b)	196,383	15,376,789
UGI Corp.	356,609	15,241,469
		195,562,560
Total Common Stocks & Other Equity Interests (Cost $1,139,871,738)		1,199,335,377
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $842,241)	842,241	842,241
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $1,140,713,979)		1,200,177,618
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.03%
Invesco Private Government Fund, 0.74%(d)(e)(f)	17,693,595	17,693,595
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Low Volatility ETF (XMLV)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.87%(d)(e)(f)	42,792,552	$42,796,832
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $60,485,564)		60,490,427
TOTAL INVESTMENTS IN SECURITIES-104.91% (Cost $1,201,199,543)		1,260,668,045
OTHER ASSETS LESS LIABILITIES-(4.91)%		(59,040,390)
NET ASSETS-100.00%		$1,201,627,655
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$14,560,898	$(13,718,657)	$-	$-	$842,241	$532
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,197,102	149,862,627	(149,366,134)	-	-	17,693,595	22,064*
Invesco Private Prime Fund	40,126,570	244,208,547	(241,524,033)	4,862	(19,114)	42,796,832	73,118*
Total	$57,323,672	$408,632,072	$(404,608,824)	$4,862	$(19,114)	$61,332,668	$95,714

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-1.14%
AMC Networks, Inc., Class A(b)(c)	1,735	$68,116
ATN International, Inc.(c)	575	25,352
Cars.com, Inc.(b)	4,036	41,773
E.W. Scripps Co. (The), Class A(b)	3,272	51,927
Gannett Co., Inc.(b)(c)	8,545	33,582
Loyalty Ventures, Inc.(b)	1,617	17,140
Marcus Corp. (The)(b)(c)	1,245	19,509
QuinStreet, Inc.(b)(c)	2,759	30,349
Scholastic Corp.	1,723	64,664
Shenandoah Telecommunications Co.(c)	3,038	69,752
Telephone & Data Systems, Inc.(c)	5,140	91,132
Thryv Holdings, Inc.(b)(c)	1,008	26,400
		539,696
Consumer Discretionary-11.21%
Aaron’s Co., Inc. (The)	1,650	32,274
Abercrombie & Fitch Co., Class A(b)	4,567	93,349
Adtalem Global Education, Inc.(b)(c)	2,409	78,582
American Axle & Manufacturing Holdings, Inc.(b)	7,206	58,441
American Public Education, Inc.(b)(c)	1,150	16,031
America’s Car-Mart, Inc.(b)(c)	355	38,482
Asbury Automotive Group, Inc.(b)(c)	1,357	245,821
Bed Bath & Beyond, Inc.(b)(c)	4,475	38,709
Big Lots, Inc.(c)	1,715	42,000
BJ’s Restaurants, Inc.(b)	1,555	40,850
Bloomin’ Brands, Inc.	5,566	117,498
Boot Barn Holdings, Inc.(b)(c)	1,676	135,253
Buckle, Inc. (The)	1,652	54,285
Caleres, Inc.(c)	2,224	63,295
Cato Corp. (The), Class A	1,274	16,626
Cavco Industries, Inc.(b)	477	105,970
Century Communities, Inc.	1,686	91,668
Chico’s FAS, Inc.(b)(c)	7,631	37,773
Children’s Place, Inc. (The)(b)(c)	883	41,925
Chuy’s Holdings, Inc.(b)	1,287	29,073
Conn’s, Inc.(b)(c)	1,148	15,154
Designer Brands, Inc., Class A	3,527	54,774
Dorman Products, Inc.(b)	1,523	153,899
El Pollo Loco Holdings, Inc.(b)	1,346	13,945
Ethan Allen Interiors, Inc.(c)	1,257	29,238
Fossil Group, Inc.(b)(c)	2,464	18,086
Genesco, Inc.(b)	806	45,386
Gentherm, Inc.(b)(c)	2,244	154,701
G-III Apparel Group Ltd.(b)	2,726	68,314
Group 1 Automotive, Inc.	987	177,255
Guess?, Inc.	2,623	54,716
Haverty Furniture Cos., Inc., (Acquired 06/30/2021 - 05/02/2022; Cost $33,837)(d)	823	23,258
Hibbett, Inc.(c)	819	41,564
Installed Building Products, Inc.(c)	1,278	122,100
iRobot Corp.(b)(c)	1,536	73,098
Kontoor Brands, Inc.	3,054	122,374
La-Z-Boy, Inc.	2,559	65,331
LCI Industries	1,481	177,009
LGI Homes, Inc.(b)(c)	1,237	121,214
Liquidity Services, Inc.(b)(c)	1,466	19,879
LL Flooring Holdings, Inc.(b)(c)	1,659	19,925
M.D.C. Holdings, Inc.	3,247	123,970
M/I Homes, Inc.(b)	1,595	74,566
MarineMax, Inc.(b)(c)	1,251	51,804
Meritage Homes Corp.(b)	2,127	181,454
Monarch Casino & Resort, Inc.(b)	709	48,106
	Shares	Value
Consumer Discretionary-(continued)
Monro, Inc.	1,960	$92,943
Motorcar Parts of America, Inc.(b)	1,171	17,366
Movado Group, Inc.	977	33,150
ODP Corp. (The)(b)	2,549	97,346
Oxford Industries, Inc.(c)	912	83,138
Patrick Industries, Inc.	1,323	79,526
Perdoceo Education Corp.(b)	3,868	42,200
PetMed Express, Inc.(c)	1,150	25,335
Rent-A-Center, Inc.(c)	3,447	94,930
Ruth’s Hospitality Group, Inc.	1,966	36,233
Sally Beauty Holdings, Inc.(b)(c)	6,367	96,524
Shoe Carnival, Inc.(c)	948	25,842
Shutterstock, Inc.	1,321	79,524
Signet Jewelers Ltd.	3,103	184,939
Sonic Automotive, Inc., Class A(c)	1,252	57,104
Standard Motor Products, Inc.	1,064	42,507
Steven Madden Ltd.	4,605	171,214
Strategic Education, Inc.	1,305	85,895
Sturm Ruger & Co., Inc.(c)	1,018	69,112
Unifi, Inc.(b)	954	15,083
Universal Electronics, Inc.(b)	754	20,207
Vera Bradley, Inc.(b)(c)	1,886	12,844
Vista Outdoor, Inc.(b)(c)	3,285	126,604
Winnebago Industries, Inc.(c)	2,041	100,927
Wolverine World Wide, Inc.	4,813	102,709
XPEL, Inc.(b)(c)(e)	1,152	59,466
Zumiez, Inc.(b)(c)	1,185	38,880
		5,320,573
Consumer Staples-5.80%
Andersons, Inc. (The)	1,799	67,660
B&G Foods, Inc.(c)	3,771	85,262
Cal-Maine Foods, Inc.	2,114	100,901
Celsius Holdings, Inc.(b)(c)	2,749	184,430
Central Garden & Pet Co., Class A(b)	2,983	126,270
Chefs’ Warehouse, Inc. (The)(b)(c)	2,092	74,747
Coca-Cola Consolidated, Inc.	271	153,107
Edgewell Personal Care Co.	2,992	108,909
elf Beauty, Inc.(b)	2,855	76,000
Fresh Del Monte Produce, Inc.	1,852	47,300
Hostess Brands, Inc.(b)	8,039	170,829
Inter Parfums, Inc.(c)	1,115	82,287
J&J Snack Foods Corp.(c)	879	112,705
John B. Sanfilippo & Son, Inc.	489	37,350
Medifast, Inc.	660	110,055
MGP Ingredients, Inc.	696	67,415
National Beverage Corp.(c)	1,312	65,115
PriceSmart, Inc.	1,301	102,298
Seneca Foods Corp., Class A(b)	377	21,432
Simply Good Foods Co. (The)(b)	4,914	196,363
SpartanNash Co.	1,843	63,418
Tootsie Roll Industries, Inc.(c)	958	31,681
TreeHouse Foods, Inc.(b)(c)	3,470	142,686
United Natural Foods, Inc.(b)(c)	3,453	146,442
Universal Corp.(c)	1,320	84,058
USANA Health Sciences, Inc.(b)	665	46,770
Vector Group Ltd.	7,891	97,138
WD-40 Co.(c)	806	152,165
		2,754,793
Energy-5.38%
Archrock, Inc.	6,885	69,057
Bristow Group, Inc.(b)	1,152	36,622
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Energy-(continued)
Callon Petroleum Co.(b)(c)	2,527	$147,728
Civitas Resources, Inc.	3,625	276,769
CONSOL Energy, Inc.(b)	1,596	82,290
Core Laboratories N.V.	2,134	60,136
DMC Global, Inc.(b)(c)	996	27,559
Dorian LPG Ltd.	1,528	25,976
Dril-Quip, Inc.(b)(c)	1,501	47,191
Green Plains, Inc.(b)(c)	3,004	97,870
Helix Energy Solutions Group, Inc.(b)(c)	6,175	28,652
Helmerich & Payne, Inc.	5,268	265,244
Laredo Petroleum, Inc.(b)(c)	810	68,178
Nabors Industries Ltd.(b)(c)	351	58,536
Oceaneering International, Inc.(b)	5,066	64,439
Oil States International, Inc.(b)	2,734	21,161
Par Pacific Holdings, Inc.(b)	2,589	42,460
Patterson-UTI Energy, Inc.	11,260	214,841
PBF Energy, Inc., Class A(b)	3,800	126,160
ProPetro Holding Corp.(b)	4,232	55,228
Ranger Oil Corp., Class A(b)(c)	1,041	44,565
Renewable Energy Group, Inc.(b)	2,881	176,634
REX American Resources Corp.(b)	304	26,415
RPC, Inc.(b)(c)	3,511	32,863
SM Energy Co.	6,189	298,743
US Silica Holdings, Inc.(b)	3,963	70,066
World Fuel Services Corp.	3,644	90,335
		2,555,718
Financials-19.68%
Allegiance Bancshares, Inc.	1,032	41,538
Ambac Financial Group, Inc.(b)(c)	2,478	26,539
American Equity Investment Life Holding Co.(c)	4,539	182,740
Ameris Bancorp	4,019	183,226
AMERISAFE, Inc.	1,080	54,432
Apollo Commercial Real Estate Finance, Inc.(c)	7,234	92,089
ARMOUR Residential REIT, Inc.	4,716	35,653
Assured Guaranty Ltd.	4,172	245,522
Axos Financial, Inc.(b)(c)	3,378	130,560
B. Riley Financial, Inc.(c)	844	45,871
Banc of California, Inc.	3,084	59,336
BancFirst Corp.(c)	1,063	96,446
Bancorp, Inc. (The)(b)	3,559	74,134
BankUnited, Inc.	5,333	222,173
Banner Corp.	2,011	116,859
Berkshire Hills Bancorp, Inc.	2,826	73,787
Blucora, Inc.(b)(c)	2,783	49,231
Brightsphere Investment Group, Inc.	2,054	41,881
Brookline Bancorp, Inc.	4,491	63,638
Capitol Federal Financial, Inc.	7,216	73,242
Central Pacific Financial Corp.	1,646	39,734
City Holding Co.	853	70,023
Columbia Banking System, Inc.	4,691	141,434
Community Bank System, Inc.	3,085	203,610
Customers Bancorp, Inc.(b)	1,867	77,107
CVB Financial Corp.	7,386	183,025
Dime Community Bancshares, Inc.(c)	1,893	59,516
Donnelley Financial Solutions, Inc.(b)(c)	1,633	50,803
Eagle Bancorp, Inc.	1,861	92,231
eHealth, Inc.(b)(c)	2,029	21,305
Ellington Financial, Inc.	3,041	47,105
Employers Holdings, Inc.	1,503	62,239
Encore Capital Group, Inc.(b)(c)	1,378	84,210
Enova International, Inc.(b)	2,374	74,971
EZCORP, Inc., Class A(b)(c)	3,028	22,952
	Shares	Value
Financials-(continued)
FB Financial Corp.	2,018	$84,796
First Bancorp	12,807	191,209
First Bancorp/Southern Pines NC	2,003	75,052
First Commonwealth Financial Corp.	5,528	77,447
First Financial Bancorp	5,469	114,740
First Hawaiian, Inc.	7,637	195,584
Flagstar Bancorp, Inc.	3,032	116,823
Franklin BSP Realty Trust, Inc.	2,524	39,072
Genworth Financial, Inc., Class A(b)	30,167	122,176
Granite Point Mortgage Trust, Inc.	3,077	33,847
Greenhill & Co., Inc.	1,020	12,546
Hanmi Financial Corp.	1,817	42,409
HCI Group, Inc.	431	29,295
Heritage Financial Corp.	2,067	53,949
Hilltop Holdings, Inc.(c)	3,481	104,465
HomeStreet, Inc.	1,199	48,332
Hope Bancorp, Inc.	7,048	102,760
Horace Mann Educators Corp.	2,327	94,150
Independent Bank Corp.	2,751	229,158
Independent Bank Group, Inc.(c)	2,154	157,414
Invesco Mortgage Capital, Inc.(f)	17,990	32,022
KKR Real Estate Finance Trust, Inc.(c)	2,641	53,929
Lakeland Financial Corp.(c)	1,444	104,199
Meta Financial Group, Inc.	1,904	79,149
Mr. Cooper Group, Inc.(b)	4,465	193,602
National Bank Holdings Corp., Class A	1,808	73,676
NBT Bancorp, Inc.	2,462	91,045
New York Mortgage Trust, Inc.(c)	20,253	61,367
NMI Holdings, Inc., Class A(b)	5,211	96,977
Northfield Bancorp, Inc.	2,540	33,757
Northwest Bancshares, Inc.(c)	7,207	92,898
OFG Bancorp	2,924	82,866
Pacific Premier Bancorp, Inc.	5,674	184,745
Park National Corp.(c)	814	100,700
PennyMac Mortgage Investment Trust(c)	5,194	84,039
Piper Sandler Cos.	895	117,952
PRA Group, Inc.(b)(c)	2,461	91,057
Preferred Bank	803	55,014
ProAssurance Corp.	2,902	64,453
Provident Financial Services, Inc.	4,407	101,317
Ready Capital Corp.	3,219	47,255
Redwood Trust, Inc.	6,126	62,485
Renasant Corp.(c)	3,269	101,143
S&T Bancorp, Inc.	2,259	66,437
Safety Insurance Group, Inc.	774	71,874
Seacoast Banking Corp. of Florida(c)	3,570	122,237
ServisFirst Bancshares, Inc.(c)	2,737	228,156
Simmons First National Corp., Class A	6,728	172,977
SiriusPoint Ltd. (Bermuda)(b)	4,889	27,378
Southside Bancshares, Inc.	1,808	72,917
Stewart Information Services Corp.	1,582	87,785
StoneX Group, Inc.(b)	1,006	75,520
Tompkins Financial Corp.	662	50,451
Triumph Bancorp, Inc.(b)(c)	1,368	99,508
TrustCo Bank Corp.	1,111	35,785
Trustmark Corp.	3,515	102,251
Two Harbors Investment Corp.	18,499	98,785
United Community Banks, Inc.(c)	6,199	194,835
United Fire Group, Inc.	1,287	41,712
Universal Insurance Holdings, Inc.	1,646	21,233
Veritex Holdings, Inc.	2,965	102,174
Virtus Investment Partners, Inc.	454	87,468

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
Walker & Dunlop, Inc.	1,715	$182,322
Westamerica Bancorporation	1,506	90,676
WisdomTree Investments, Inc.(c)	6,829	40,633
World Acceptance Corp.(b)(c)	257	38,054
WSFS Financial Corp.	3,741	160,040
		9,341,241
Health Care-9.99%
Addus HomeCare Corp.(b)	933	77,906
Allscripts Healthcare Solutions, Inc.(b)(c)	6,004	102,608
AMN Healthcare Services, Inc.(b)	2,772	268,607
Amphastar Pharmaceuticals, Inc.(b)	1,889	70,157
AngioDynamics, Inc.(b)(c)	2,137	41,949
ANI Pharmaceuticals, Inc.(b)(c)	684	20,691
Anika Therapeutics, Inc.(b)(c)	999	21,718
Apollo Medical Holdings, Inc.(b)(c)	2,346	88,069
Artivion, Inc.(b)(c)	2,070	40,489
Avanos Medical, Inc.(b)	2,897	83,115
Avid Bioservices, Inc.(b)	3,721	49,750
Cara Therapeutics, Inc.(b)(c)	2,217	18,445
Collegium Pharmaceutical, Inc.(b)	2,107	32,911
Community Health Systems, Inc.(b)	6,138	32,163
Computer Programs & Systems, Inc.(b)	728	23,216
CONMED Corp.(c)	1,756	204,205
Corcept Therapeutics, Inc.(b)	4,694	97,823
CorVel Corp.(b)	515	76,817
Covetrus, Inc.(b)(c)	5,719	119,070
Cross Country Healthcare, Inc.(b)	2,134	37,665
Cutera, Inc.(b)	810	36,442
Eagle Pharmaceuticals, Inc.(b)(c)	591	27,600
Emergent BioSolutions, Inc.(b)(c)	2,620	86,355
Enanta Pharmaceuticals, Inc.(b)	1,004	40,090
Endo International PLC(b)	18,446	9,734
Ensign Group, Inc. (The)	2,822	229,062
Fulgent Genetics, Inc.(b)(c)	1,179	64,267
Hanger, Inc.(b)	2,069	32,670
Harmony Biosciences Holdings, Inc.(b)(c)	1,107	48,265
HealthStream, Inc.(b)	1,407	28,661
Innoviva, Inc.(b)(c)	3,748	56,857
Inogen, Inc.(b)(c)	1,262	32,408
Integer Holdings Corp.(b)(c)	1,954	155,890
Joint Corp. (The)(b)(c)	932	15,546
Lantheus Holdings, Inc.(b)	3,449	236,326
LeMaitre Vascular, Inc.	1,117	51,069
Ligand Pharmaceuticals, Inc.(b)(c)	896	79,663
MEDNAX, Inc.(b)	4,884	94,359
Meridian Bioscience, Inc.(b)(c)	2,442	67,155
Merit Medical Systems, Inc.(b)(c)	2,889	177,356
Mesa Laboratories, Inc.	306	64,031
Myriad Genetics, Inc.(b)	4,017	77,287
Natus Medical, Inc.(b)(c)	2,038	66,826
NextGen Healthcare, Inc.(b)	3,123	56,558
Omnicell, Inc.(b)	2,311	256,891
OptimizeRx Corp.(b)(c)	1,167	29,852
OraSure Technologies, Inc.(b)(c)	4,333	17,982
Organogenesis Holdings, Inc.(b)(c)	3,054	17,133
Orthofix Medical, Inc.(b)	1,190	32,713
Owens & Minor, Inc.(c)	4,591	160,134
Phibro Animal Health Corp., Class A	1,192	22,898
Prestige Consumer Healthcare, Inc.(b)	3,001	167,516
RadNet, Inc.(b)(c)	2,860	58,716
REGENXBIO, Inc.(b)(c)	1,884	39,639
Select Medical Holdings Corp.	5,738	139,720
	Shares	Value
Health Care-(continued)
Supernus Pharmaceuticals, Inc.(b)	3,103	$86,481
SurModics, Inc.(b)	810	31,776
Tivity Health, Inc.(b)	2,238	72,511
uniQure N.V. (Netherlands)(b)	2,115	30,371
US Physical Therapy, Inc.(c)	702	79,038
Vanda Pharmaceuticals, Inc.(b)(c)	3,054	30,021
Varex Imaging Corp.(b)(c)	2,131	49,098
Xencor, Inc.(b)(c)	3,539	79,026
		4,743,367
Industrials-17.14%
AAON, Inc.	2,453	131,432
AAR Corp.(b)	1,842	88,821
ABM Industries, Inc.	3,596	173,867
Aerojet Rocketdyne Holdings, Inc.(b)	4,355	177,423
Alamo Group, Inc.	533	62,697
Albany International Corp., Class A(c)	1,916	161,710
Allegiant Travel Co.(b)	1,005	150,197
American Woodmark Corp.(b)(c)	836	43,539
Apogee Enterprises, Inc.	1,386	57,658
Applied Industrial Technologies, Inc.	2,132	220,470
ArcBest Corp.	1,542	116,621
Arcosa, Inc.	2,531	133,814
Astec Industries, Inc.	1,392	65,104
Atlas Air Worldwide Holdings, Inc.(b)(c)	1,434	99,964
AZZ, Inc.	1,378	61,679
Barnes Group, Inc.	2,807	101,136
Boise Cascade Co.	2,418	186,960
Brady Corp., Class A(c)	2,844	137,962
CIRCOR International, Inc.(b)	1,191	23,153
Comfort Systems USA, Inc.	1,968	176,569
CoreCivic, Inc.(b)	6,848	88,134
Deluxe Corp.	2,406	57,576
DXP Enterprises, Inc.(b)	885	27,152
Encore Wire Corp.	1,097	137,147
Enerpac Tool Group Corp.(c)	2,987	58,306
EnPro Industries, Inc.	1,243	119,030
ESCO Technologies, Inc.	1,439	94,701
Exponent, Inc.	2,864	258,877
Federal Signal Corp.	3,544	124,394
Forrester Research, Inc.(b)	664	34,747
Forward Air Corp.	1,571	146,401
Franklin Electric Co., Inc.	2,224	163,953
GEO Group, Inc. (The)(b)(c)	7,089	50,403
Gibraltar Industries, Inc.(b)	1,781	74,375
GMS, Inc.(b)	2,515	125,272
Granite Construction, Inc.(c)	2,537	82,833
Greenbrier Cos., Inc. (The)(c)	1,622	67,491
Griffon Corp.	2,664	85,434
Harsco Corp.(b)	3,955	32,827
Healthcare Services Group, Inc.	3,842	65,967
Heartland Express, Inc.	2,596	37,071
Heidrick & Struggles International, Inc.	1,220	42,163
Hillenbrand, Inc.(c)	4,221	176,607
HNI Corp.	2,665	101,616
Hub Group, Inc., Class A(b)	1,981	144,573
Insteel Industries, Inc.	1,081	44,764
Interface, Inc.	3,179	45,746
John Bean Technologies Corp.	1,874	228,160
Kaman Corp.	1,629	58,986
KAR Auction Services, Inc.(b)(c)	6,951	111,007
Kelly Services, Inc., Class A	2,141	42,734
Korn Ferry	3,195	196,365

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Lindsay Corp.	553	$69,678
ManTech International Corp., Class A	1,517	145,101
Marten Transport Ltd.	3,121	54,805
Matson, Inc.	2,439	219,217
Matthews International Corp., Class A	1,760	56,954
Meritor, Inc.(b)	4,023	145,512
Moog, Inc., Class A	1,634	132,991
Mueller Industries, Inc.	3,326	179,105
MYR Group, Inc.(b)	910	83,365
National Presto Industries, Inc.	286	19,331
NOW, Inc.(b)	5,289	58,391
NV5 Global, Inc.(b)	570	70,213
Park Aerospace Corp.(c)	1,277	15,554
PGT Innovations, Inc.(b)	3,306	66,451
Pitney Bowes, Inc.	9,237	43,229
Powell Industries, Inc.	567	15,241
Quanex Building Products Corp.	1,970	40,070
Resideo Technologies, Inc.(b)	8,302	196,093
Resources Connection, Inc.	1,739	32,119
SkyWest, Inc.(b)	3,022	81,473
SPX Corp.(b)	2,564	129,046
Standex International Corp.	680	63,308
Tennant Co.	1,024	63,734
Titan International, Inc.(b)	2,673	48,675
TrueBlue, Inc.(b)(c)	2,052	45,185
UFP Industries, Inc.	3,543	273,520
UniFirst Corp.	907	148,240
Veritiv Corp.(b)	692	100,582
Wabash National Corp.(c)	2,899	44,500
		8,137,271
Information Technology-13.88%
3D Systems Corp.(b)(c)	8,294	89,658
ADTRAN, Inc.	2,819	52,236
Advanced Energy Industries, Inc.	2,130	173,510
Agilysys, Inc.(b)	1,082	44,221
Alarm.com Holdings, Inc.(b)	2,587	163,576
Axcelis Technologies, Inc.(b)	1,962	121,762
Badger Meter, Inc.	1,720	136,121
Benchmark Electronics, Inc.	1,994	50,827
CEVA, Inc.(b)	1,332	48,045
Cohu, Inc.(b)	2,921	88,886
Comtech Telecommunications Corp.	1,542	19,290
Consensus Cloud Solutions, Inc.(b)	824	39,577
Corsair Gaming, Inc.(b)(c)	2,138	34,315
CSG Systems International, Inc.	1,756	109,206
CTS Corp.	1,948	79,225
Digi International, Inc.(b)	1,887	41,703
Diodes, Inc.(b)	2,703	208,158
Ebix, Inc.	1,305	38,041
ePlus, Inc.(b)	1,358	77,053
EVERTEC, Inc.	3,553	134,801
ExlService Holdings, Inc.(b)	1,805	256,653
Extreme Networks, Inc.(b)	7,377	73,180
Fabrinet (Thailand)(b)	2,139	185,815
FARO Technologies, Inc.(b)	1,021	32,897
FormFactor, Inc.(b)	4,453	182,840
Harmonic, Inc.(b)(c)	5,824	56,085
Ichor Holdings Ltd.(b)	1,624	49,110
Insight Enterprises, Inc.(b)	1,983	195,960
InterDigital, Inc.(c)	1,736	113,343
Itron, Inc.(b)	2,481	128,044
Knowles Corp.(b)	5,292	101,712
	Shares	Value
Information Technology-(continued)
Kulicke & Soffa Industries, Inc. (Singapore)(c)	3,495	$189,324
MaxLinear, Inc.(b)	4,332	171,504
Methode Electronics, Inc.	2,288	103,074
NETGEAR, Inc.(b)	1,746	33,261
NetScout Systems, Inc.(b)	4,247	145,799
OneSpan, Inc.(b)	1,986	26,275
Onto Innovation, Inc.(b)	2,947	236,880
OSI Systems, Inc.(b)	931	78,130
PC Connection, Inc.	583	26,066
PDF Solutions, Inc.(b)	1,649	39,411
Perficient, Inc.(b)	1,791	175,357
Photronics, Inc.(b)	3,564	77,481
Plantronics, Inc.(b)	2,428	95,857
Plexus Corp.(b)	1,595	135,256
Progress Software Corp.	2,497	120,630
Rambus, Inc.(b)(c)	5,852	146,885
Rogers Corp.(b)	1,058	280,772
Sanmina Corp.(b)	3,640	159,760
ScanSource, Inc.(b)	1,362	52,764
SMART Global Holdings, Inc.(b)(c)	2,704	66,654
SPS Commerce, Inc.(b)	2,034	217,719
TTEC Holdings, Inc.	1,042	70,272
TTM Technologies, Inc.(b)	5,820	83,168
Ultra Clean Holdings, Inc.(b)	2,716	91,149
Veeco Instruments, Inc.(b)(c)	2,781	59,597
Viavi Solutions, Inc.(b)	13,697	198,196
Vonage Holdings Corp.(b)	14,529	281,427
Xperi Holding Corp.	6,131	100,916
		6,589,434
Materials-5.81%
AdvanSix, Inc.	1,438	66,623
American Vanguard Corp.	1,346	33,219
Arconic Corp.(b)(c)	7,493	210,778
Balchem Corp.	1,842	229,200
Carpenter Technology Corp.(c)	2,982	105,056
Clearwater Paper Corp.(b)	923	31,705
FutureFuel Corp.	1,614	11,605
GCP Applied Technologies, Inc.(b)(c)	3,009	93,640
Glatfelter Corp.(c)	2,600	22,412
H.B. Fuller Co.(c)	3,068	218,073
Hawkins, Inc.(c)	1,042	37,679
Haynes International, Inc.	643	24,595
Innospec, Inc.	1,459	148,862
Kaiser Aluminum Corp.	966	98,696
Koppers Holdings, Inc.	1,211	32,818
Livent Corp.(b)(c)	9,227	293,326
Materion Corp.	1,105	90,588
Mercer International, Inc. (Germany)	2,215	32,716
Myers Industries, Inc.	2,048	48,742
Neenah, Inc.	1,007	38,175
O-I Glass, Inc.(b)(c)	9,266	152,426
Olympic Steel, Inc.	523	17,871
Quaker Chemical Corp.(c)	768	120,115
Rayonier Advanced Materials, Inc.(b)(c)	3,819	14,703
Schweitzer-Mauduit International, Inc., Class A(c)	1,857	50,362
Stepan Co.	1,240	139,016
SunCoke Energy, Inc.	4,578	37,036
Sylvamo Corp.(b)	1,955	99,197
TimkenSteel Corp.(b)	2,232	51,559
Tredegar Corp.(c)	1,643	19,897

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Materials-(continued)
Trinseo PLC	2,349	$111,084
Warrior Met Coal, Inc.	2,295	77,158
		2,758,932
Real Estate-7.69%
Acadia Realty Trust	4,880	95,941
Agree Realty Corp.	3,919	272,645
Alexander & Baldwin, Inc.	3,965	80,886
American Assets Trust, Inc.	2,946	100,459
Armada Hoffler Properties, Inc.	3,383	46,618
Brandywine Realty Trust	9,383	104,620
CareTrust REIT, Inc.(c)	5,397	100,006
Centerspace	727	60,327
Chatham Lodging Trust(b)	2,686	34,220
Community Healthcare Trust, Inc.	1,314	49,512
Diversified Healthcare Trust	13,598	30,868
Douglas Elliman, Inc.	3,906	22,460
Easterly Government Properties, Inc.(c)	4,755	93,341
Essential Properties Realty Trust, Inc.	7,014	160,480
Four Corners Property Trust, Inc.	4,314	118,937
Franklin Street Properties Corp.(c)	5,275	23,843
Getty Realty Corp.	2,197	61,384
Global Net Lease, Inc.	5,522	79,903
Hersha Hospitality Trust(b)	2,079	22,827
Industrial Logistics Properties Trust	3,845	58,675
Innovative Industrial Properties, Inc.(c)	1,347	179,218
iStar, Inc.	3,961	68,921
LTC Properties, Inc.	2,095	81,160
LXP Industrial Trust	15,811	182,775
Marcus & Millichap, Inc.	1,509	63,197
NexPoint Residential Trust, Inc.	1,202	88,323
Office Properties Income Trust(c)	2,697	57,473
Orion Office REIT, Inc.(c)	3,104	41,376
RE/MAX Holdings, Inc., Class A	1,083	26,317
Realogy Holdings Corp.(b)(c)	7,501	92,862
Retail Opportunity Investments Corp.(c)	6,673	120,581
RPT Realty(c)	4,549	55,361
Safehold, Inc.	828	37,136
Saul Centers, Inc.(c)	721	35,372
SITE Centers Corp.	9,971	156,744
St. Joe Co. (The)	1,802	90,983
Summit Hotel Properties, Inc.(b)(c)	5,963	52,117
Tanger Factory Outlet Centers, Inc.	5,671	99,299
Universal Health Realty Income Trust(c)	694	37,247
Urban Edge Properties(c)	6,057	114,175
	Shares	Value
Real Estate-(continued)
Urstadt Biddle Properties, Inc., Class A	1,619	$28,494
Veris Residential, Inc.(b)(c)	4,303	69,235
Washington REIT	4,516	109,694
Whitestone REIT	2,322	28,537
Xenia Hotels & Resorts, Inc.(b)(c)	6,338	116,556
		3,651,105
Utilities-2.21%
American States Water Co.	2,045	162,066
Avista Corp.	3,975	172,674
California Water Service Group	2,919	156,663
Chesapeake Utilities Corp.	966	129,028
Middlesex Water Co.	951	80,863
Northwest Natural Holding Co.	1,610	87,407
South Jersey Industries, Inc.	6,089	212,202
Unitil Corp.	849	49,081
		1,049,984
Total Common Stocks & Other Equity Interests (Cost $51,297,102)		47,442,114
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(f)(g) (Cost $12,173)	12,173	12,173
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $51,309,275)		47,454,287
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.45%
Invesco Private Government Fund, 0.74%(f)(g)(h)	3,301,213	3,301,213
Invesco Private Prime Fund, 0.87%(f)(g)(h)	7,832,950	7,833,734
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,134,305)		11,134,947
TOTAL INVESTMENTS IN SECURITIES-123.41% (Cost $62,443,580)		58,589,234
OTHER ASSETS LESS LIABILITIES-(23.41)%		(11,114,803)
NET ASSETS-100.00%		$47,474,431

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
May 31, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Restricted security. The value of this security at May 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2022 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Invesco Mortgage Capital, Inc.	$40,772	$14,121	$(1,301)	$(20,933)	$(637)	$32,022	$4,267
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	41,917	1,451,454	(1,481,198)	-	-	12,173	44
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	27,926	9,136,651	(5,863,364)	-	-	3,301,213	3,014*
Invesco Private Prime Fund	65,162	19,868,907	(12,100,015)	642	(962)	7,833,734	8,172*
Total	$175,777	$30,471,133	$(19,445,878)	$(20,291)	$(1,599)	$11,179,142	$15,497

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-4.57%
ATN International, Inc.	4,045	$178,344
Cogent Communications Holdings, Inc.	6,557	395,977
Scholastic Corp.	3,467	130,117
Telephone & Data Systems, Inc.	16,965	300,789
		1,005,227
Consumer Discretionary-6.90%
Ethan Allen Interiors, Inc.(b)	15,128	351,877
M.D.C. Holdings, Inc.	5,745	219,344
Strategic Education, Inc.	7,084	466,269
Sturm Ruger & Co., Inc.	7,040	477,946
		1,515,436
Consumer Staples-7.24%
Andersons, Inc. (The)	4,602	173,081
Edgewell Personal Care Co.	2,635	95,914
Fresh Del Monte Produce, Inc.	6,212	158,654
J&J Snack Foods Corp.(b)	988	126,681
SpartanNash Co.	12,160	418,426
Universal Corp.	9,707	618,142
		1,590,898
Energy-3.78%
Archrock, Inc.	82,839	830,875
Financials-24.02%
Apollo Commercial Real Estate Finance, Inc.	49,775	633,636
ARMOUR Residential REIT, Inc.	74,540	563,522
Ellington Financial, Inc.	34,768	538,556
Granite Point Mortgage Trust, Inc.	45,606	501,666
KKR Real Estate Finance Trust, Inc.	24,017	490,427
New York Mortgage Trust, Inc.	184,974	560,471
PennyMac Mortgage Investment Trust(b)	38,799	627,768
Ready Capital Corp.	47,157	692,265
Two Harbors Investment Corp.(b)	125,040	667,714
		5,276,025
Health Care-0.99%
Phibro Animal Health Corp., Class A	11,359	218,206
Industrials-9.43%
Healthcare Services Group, Inc.	25,126	431,413
HNI Corp.	6,761	257,797
ManTech International Corp., Class A	2,705	258,733
Matthews International Corp., Class A	6,547	211,861
Park Aerospace Corp.(b)	22,082	268,959
Powell Industries, Inc.	12,171	327,157
Resources Connection, Inc.	17,087	315,597
		2,071,517
Information Technology-4.83%
Benchmark Electronics, Inc.	9,420	240,116
CSG Systems International, Inc.	2,946	183,212
InterDigital, Inc.(b)	2,751	179,613
Methode Electronics, Inc.	2,446	110,192
Progress Software Corp.	3,046	147,152
	Shares	Value
Information Technology-(continued)
TTEC Holdings, Inc.	1,408	$94,955
Xperi Holding Corp.	6,456	106,266
		1,061,506
Materials-7.74%
Glatfelter Corp.(b)	17,640	152,057
Myers Industries, Inc.	14,035	334,033
Neenah, Inc.	8,041	304,834
Schweitzer-Mauduit International, Inc., Class A	18,741	508,256
Tredegar Corp.(b)	33,177	401,774
		1,700,954
Real Estate-20.39%
Brandywine Realty Trust	42,192	470,441
CareTrust REIT, Inc.	21,194	392,725
Easterly Government Properties, Inc.	20,673	405,811
Getty Realty Corp.	16,345	456,679
Global Net Lease, Inc.(b)	48,196	697,396
Industrial Logistics Properties Trust(b)	22,629	345,319
LTC Properties, Inc.	18,270	707,780
Office Properties Income Trust(b)	27,072	576,904
Universal Health Realty Income Trust	7,934	425,818
		4,478,873
Utilities-10.10%
American States Water Co.	1,427	113,090
Avista Corp.	8,733	379,361
California Water Service Group	2,032	109,057
Chesapeake Utilities Corp.	931	124,354
Northwest Natural Holding Co.	8,095	439,478
South Jersey Industries, Inc.	18,423	642,041
Unitil Corp.	7,107	410,856
		2,218,237
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $22,652,232)		21,967,754
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.39%
Invesco Private Government Fund, 0.74%(c)(d)(e)	816,326	816,326
Invesco Private Prime Fund, 0.87%(c)(d)(e)	1,904,945	1,905,136
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,721,413)		2,721,462
TOTAL INVESTMENTS IN SECURITIES-112.38% (Cost $25,373,645)		24,689,216
OTHER ASSETS LESS LIABILITIES-(12.38)%		(2,720,416)
NET ASSETS-100.00%		$21,968,800
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)—(continued)
May 31, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,196	$493,362	$(517,558)	$-	$-	$-	$11
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	379,013	5,968,871	(5,531,558)	-	-	816,326	514*
Invesco Private Prime Fund	884,363	12,836,396	(11,815,483)	49	(189)	1,905,136	1,564*
Total	$1,287,572	$19,298,629	$(17,864,599)	$49	$(189)	$2,721,462	$2,089

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Low Volatility ETF (XSLV)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-1.52%
ATN International, Inc.(b)	132,211	$5,829,183
Cogent Communications Holdings, Inc.(b)	97,233	5,871,901
		11,701,084
Consumer Discretionary-2.30%
Dorman Products, Inc.(c)	55,614	5,619,795
Perdoceo Education Corp.(b)(c)	540,930	5,901,546
Standard Motor Products, Inc.	155,356	6,206,472
		17,727,813
Consumer Staples-6.73%
Cal-Maine Foods, Inc.	112,592	5,374,016
Central Garden & Pet Co., Class A(c)	135,822	5,749,345
Hostess Brands, Inc.(b)(c)	290,893	6,181,476
J&J Snack Foods Corp.(b)	59,061	7,572,802
John B. Sanfilippo & Son, Inc.	103,430	7,899,983
Tootsie Roll Industries, Inc.(b)	176,599	5,840,129
Universal Corp.(b)	113,914	7,254,044
USANA Health Sciences, Inc.(b)(c)	84,423	5,937,470
		51,809,265
Financials-33.58%
Apollo Commercial Real Estate Finance, Inc.	485,399	6,179,129
ARMOUR Residential REIT, Inc.(b)	887,667	6,710,762
BancFirst Corp.(b)	75,140	6,817,452
Brookline Bancorp, Inc.	413,401	5,857,892
Capitol Federal Financial, Inc.(b)	732,214	7,431,972
Central Pacific Financial Corp.	232,850	5,620,999
City Holding Co.(b)	82,276	6,754,037
Community Bank System, Inc.	101,114	6,673,524
CVB Financial Corp.(b)	266,501	6,603,895
Dime Community Bancshares, Inc.(b)	176,556	5,550,921
Eagle Bancorp, Inc.	111,198	5,510,973
Ellington Financial, Inc.	521,389	8,076,316
Employers Holdings, Inc.	158,246	6,552,967
Encore Capital Group, Inc.(b)(c)	92,783	5,669,969
First Commonwealth Financial Corp.	405,489	5,680,901
Granite Point Mortgage Trust, Inc.(b)	576,232	6,338,552
HomeStreet, Inc.(b)	136,154	5,488,368
Horace Mann Educators Corp.(b)	172,620	6,984,205
KKR Real Estate Finance Trust, Inc.(b)	382,054	7,801,543
Lakeland Financial Corp.(b)	75,561	5,452,482
National Bank Holdings Corp., Class A	141,360	5,760,420
NBT Bancorp, Inc.	164,824	6,095,191
New York Mortgage Trust, Inc.(b)	2,009,747	6,089,533
Northfield Bancorp, Inc.	507,802	6,748,688
Northwest Bancshares, Inc.(b)	560,466	7,224,407
Park National Corp.(b)	45,837	5,670,495
PennyMac Mortgage Investment Trust(b)	440,973	7,134,943
PRA Group, Inc.(b)(c)	162,363	6,007,431
Preferred Bank	81,018	5,550,543
Provident Financial Services, Inc.	287,940	6,619,741
Ready Capital Corp.(b)	417,813	6,133,495
S&T Bancorp, Inc.(b)	192,121	5,650,279
Safety Insurance Group, Inc.	87,965	8,168,430
ServisFirst Bancshares, Inc.(b)	68,742	5,730,333
SiriusPoint Ltd. (Bermuda)(c)	864,268	4,839,901
Southside Bancshares, Inc.(b)	149,990	6,049,097
Stewart Information Services Corp.	104,140	5,778,729
Tompkins Financial Corp.	75,238	5,733,888
TrustCo Bank Corp.	216,006	6,957,553
	Shares	Value
Financials-(continued)
Trustmark Corp.	194,743	$5,665,074
Westamerica Bancorporation	116,073	6,988,755
		258,353,785
Health Care-2.95%
Computer Programs & Systems, Inc.(c)	178,322	5,686,688
Mesa Laboratories, Inc.	26,478	5,540,521
Omnicell, Inc.(b)(c)	50,336	5,595,350
Prestige Consumer Healthcare, Inc.(c)	105,191	5,871,762
		22,694,321
Industrials-10.47%
Alamo Group, Inc.	55,371	6,513,291
AZZ, Inc.	128,449	5,749,377
Brady Corp., Class A(b)	146,697	7,116,271
ESCO Technologies, Inc.	90,328	5,944,486
Federal Signal Corp.(b)	181,443	6,368,649
Forrester Research, Inc.(c)	105,521	5,521,914
Heartland Express, Inc.	507,456	7,246,472
Marten Transport Ltd.	307,031	5,391,464
National Presto Industries, Inc.	88,227	5,963,263
Park Aerospace Corp.(b)	498,770	6,075,019
Standex International Corp.	66,784	6,217,590
Tennant Co.	102,962	6,408,355
UniFirst Corp.	36,924	6,034,859
		80,551,010
Information Technology-10.14%
Benchmark Electronics, Inc.	221,905	5,656,359
CSG Systems International, Inc.	130,554	8,119,153
EVERTEC, Inc.	151,823	5,760,165
ExlService Holdings, Inc.(c)	44,349	6,305,984
Insight Enterprises, Inc.(b)(c)	67,327	6,653,254
InterDigital, Inc.(b)	94,536	6,172,255
Knowles Corp.(b)(c)	421,271	8,096,829
OSI Systems, Inc.(b)(c)	95,173	7,986,918
Plexus Corp.(b)(c)	66,381	5,629,109
Sanmina Corp.(c)	140,878	6,183,135
TTM Technologies, Inc.(b)(c)	399,246	5,705,225
Viavi Solutions, Inc.(c)	396,059	5,730,974
		77,999,360
Materials-4.24%
Balchem Corp.	59,091	7,352,693
H.B. Fuller Co.(b)	89,723	6,377,511
Innospec, Inc.	57,596	5,876,520
Myers Industries, Inc.	246,839	5,874,768
Stepan Co.	63,326	7,099,478
		32,580,970
Real Estate-22.33%
Agree Realty Corp.	117,799	8,195,276
Alexander & Baldwin, Inc.	269,838	5,504,695
American Assets Trust, Inc.	182,102	6,209,678
Armada Hoffler Properties, Inc.	492,299	6,783,880
Brandywine Realty Trust(b)	529,277	5,901,439
CareTrust REIT, Inc.(b)	318,883	5,908,902
Centerspace	66,720	5,536,426
Community Healthcare Trust, Inc.(b)	176,248	6,641,025
Easterly Government Properties, Inc.(b)	470,467	9,235,267
Essential Properties Realty Trust, Inc.	273,784	6,264,178
Four Corners Property Trust, Inc.(b)	276,358	7,619,190
Getty Realty Corp.	298,752	8,347,131
Global Net Lease, Inc.	495,642	7,171,940
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
Industrial Logistics Properties Trust(b)	406,360	$6,201,054
LTC Properties, Inc.(b)	180,146	6,978,856
LXP Industrial Trust(b)	550,216	6,360,497
NexPoint Residential Trust, Inc.	73,363	5,390,713
Office Properties Income Trust	278,345	5,931,532
RE/MAX Holdings, Inc., Class A(b)	254,421	6,182,430
Retail Opportunity Investments Corp.(b)	400,248	7,232,481
Saul Centers, Inc.	120,212	5,897,601
Universal Health Realty Income Trust(b)	127,920	6,865,466
Urban Edge Properties	304,260	5,735,301
Urstadt Biddle Properties, Inc., Class A	372,373	6,553,765
Veris Residential, Inc.(b)(c)	379,066	6,099,172
Washington REIT(b)	288,160	6,999,406
		171,747,301
Utilities-5.66%
American States Water Co.(b)	95,608	7,576,934
Avista Corp.	177,514	7,711,208
California Water Service Group(b)	137,955	7,404,045
Chesapeake Utilities Corp.(b)	54,161	7,234,285
Northwest Natural Holding Co.	133,251	7,234,197
Unitil Corp.(b)	110,200	6,370,662
		43,531,331
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $796,927,369)		768,696,240
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.73%
Invesco Private Government Fund, 0.74%(d)(e)(f)	24,755,392	$24,755,392
Invesco Private Prime Fund, 0.87%(d)(e)(f)	57,756,805	57,762,582
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $82,514,447)		82,517,974
TOTAL INVESTMENTS IN SECURITIES-110.65% (Cost $879,441,816)		851,214,214
OTHER ASSETS LESS LIABILITIES-(10.65)%		(81,913,797)
NET ASSETS-100.00%		$769,300,417

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$16,893,274	$(16,893,274)	$-	$-	$-	$542
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,074,424	194,121,100	(189,440,132)	-	-	24,755,392	31,136*
Invesco Private Prime Fund	46,840,322	392,058,872	(381,097,635)	3,526	(42,503)	57,762,582	107,855*
Total	$66,914,746	$603,073,246	$(587,431,041)	$3,526	$(42,503)	$82,517,974	$139,533

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Quality ETF (XSHQ)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-1.00%
Shenandoah Telecommunications Co.(b)	10,681	$245,236
Thryv Holdings, Inc.(b)(c)	1,479	38,735
		283,971
Consumer Discretionary-21.19%
Aaron’s Co., Inc. (The)	5,584	109,223
Abercrombie & Fitch Co., Class A(c)	11,275	230,461
Boot Barn Holdings, Inc.(b)(c)	4,550	367,185
Buckle, Inc. (The)	3,739	122,864
Cavco Industries, Inc.(c)	1,107	245,931
Ethan Allen Interiors, Inc.(b)	2,893	67,291
Gentherm, Inc.(b)(c)	4,774	329,120
Group 1 Automotive, Inc.	2,805	503,750
Haverty Furniture Cos., Inc., (Acquired 06/18/2021 - 03/22/2022; Cost $78,375)(d)	2,421	68,418
Hibbett, Inc.(b)	3,001	152,301
iRobot Corp.(b)(c)	4,205	200,116
LGI Homes, Inc.(b)(c)	2,778	272,216
Liquidity Services, Inc.(b)(c)	4,436	60,152
LL Flooring Holdings, Inc.(c)	4,720	56,687
Meritage Homes Corp.(b)(c)	5,515	470,485
Movado Group, Inc.	3,608	122,419
ODP Corp. (The)(c)	6,843	261,334
Oxford Industries, Inc.(b)	2,166	197,453
PetMed Express, Inc.(b)	3,548	78,162
Shoe Carnival, Inc.(b)	1,788	48,741
Shutterstock, Inc.	3,393	204,259
Signet Jewelers Ltd.(b)	12,724	758,350
Steven Madden Ltd.	11,644	432,924
Sturm Ruger & Co., Inc.(b)	3,889	264,024
Vista Outdoor, Inc.(c)	10,510	405,055
		6,028,921
Consumer Staples-4.73%
John B. Sanfilippo & Son, Inc.	1,506	115,028
Medifast, Inc.	3,890	648,658
National Beverage Corp.(b)	1,106	54,891
Seneca Foods Corp., Class A(c)	798	45,366
USANA Health Sciences, Inc.(c)	1,234	86,787
WD-40 Co.(b)	2,090	394,571
		1,345,301
Energy-0.38%
Oil States International, Inc.(c)	9,057	70,101
RPC, Inc.(b)(c)	4,022	37,646
		107,747
Financials-43.27%
American Equity Investment Life Holding Co.	13,126	528,453
Ameris Bancorp	12,386	564,678
AMERISAFE, Inc.	2,359	118,894
ARMOUR Residential REIT, Inc.(b)	9,925	75,033
BancFirst Corp.(b)	1,556	141,176
Banner Corp.(b)	5,412	314,491
Berkshire Hills Bancorp, Inc.	9,270	242,040
Brightsphere Investment Group, Inc.	8,646	176,292
Central Pacific Financial Corp.	3,187	76,934
City Holding Co.	2,110	173,210
Columbia Banking System, Inc.	11,219	338,253
Community Bank System, Inc.(b)	9,206	607,596
CVB Financial Corp.	21,367	529,474
Dime Community Bancshares, Inc.(b)	3,357	105,544
Donnelley Financial Solutions, Inc.(b)(c)	3,517	109,414
	Shares	Value
Financials-(continued)
Eagle Bancorp, Inc.	6,261	$310,295
FB Financial Corp.	5,138	215,899
First Bancorp/Southern Pines NC(b)	4,867	182,366
First Commonwealth Financial Corp.	11,504	161,171
First Financial Bancorp	11,271	236,466
First Hawaiian, Inc.	16,706	427,841
Hanmi Financial Corp.	3,801	88,715
HCI Group, Inc.(b)	958	65,115
Heritage Financial Corp.	7,296	190,426
HomeStreet, Inc.	2,562	103,274
Independent Bank Corp.(b)	8,263	688,308
Independent Bank Group, Inc.(b)	4,465	326,302
Lakeland Financial Corp.(b)	3,430	247,509
National Bank Holdings Corp., Class A	6,006	244,745
NBT Bancorp, Inc.	6,199	229,239
New York Mortgage Trust, Inc.(b)	62,140	188,284
Northwest Bancshares, Inc.(b)	15,514	199,975
Park National Corp.(b)	1,427	176,534
Piper Sandler Cos.	1,752	230,896
Renasant Corp.(b)	7,185	222,304
S&T Bancorp, Inc.	4,388	129,051
Seacoast Banking Corp. of Florida(b)	7,381	252,725
ServisFirst Bancshares, Inc.(b)	8,120	676,883
Simmons First National Corp., Class A	18,076	464,734
Tompkins Financial Corp.	1,482	112,943
Triumph Bancorp, Inc.(b)(c)	2,596	188,833
TrustCo Bank Corp.	3,652	117,631
Trustmark Corp.	11,415	332,062
United Community Banks, Inc.(b)	13,506	424,494
Universal Insurance Holdings, Inc.(b)	2,926	37,745
Virtus Investment Partners, Inc.	786	151,431
Westamerica Bancorporation	3,036	182,798
WSFS Financial Corp.	9,393	401,833
		12,310,309
Health Care-5.12%
Allscripts Healthcare Solutions, Inc.(b)(c)	29,931	511,521
CorVel Corp.(b)(c)	1,009	150,502
Cross Country Healthcare, Inc.(c)	5,798	102,335
MEDNAX, Inc.(c)	14,536	280,836
REGENXBIO, Inc.(b)(c)	4,810	101,202
Tivity Health, Inc.(c)	9,538	309,031
		1,455,427
Industrials-19.38%
AAON, Inc.	4,580	245,396
Astec Industries, Inc.	3,130	146,390
Boise Cascade Co.	7,060	545,879
Encore Wire Corp.	3,604	450,572
Exponent, Inc.	8,463	764,971
Franklin Electric Co., Inc.(b)	4,591	338,448
Healthcare Services Group, Inc.	13,758	236,225
Heidrick & Struggles International, Inc.(b)	4,623	159,771
Insteel Industries, Inc.	2,950	122,159
Kelly Services, Inc., Class A	5,580	111,377
Marten Transport Ltd.	6,212	109,083
Matson, Inc.	7,920	711,850
Mueller Industries, Inc.	9,367	504,413
MYR Group, Inc.(c)	2,806	257,058
NOW, Inc.(c)	23,582	260,345
Park Aerospace Corp.(b)	3,015	36,723
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
SPX Corp.(c)	7,424	$373,650
TrueBlue, Inc.(c)	6,325	139,276
		5,513,586
Information Technology-4.01%
3D Systems Corp.(b)(c)	24,906	269,234
Badger Meter, Inc.	3,985	315,373
EVERTEC, Inc.	6,665	252,870
NETGEAR, Inc.(c)	4,577	87,192
TTM Technologies, Inc.(c)	15,154	216,550
		1,141,219
Materials-0.76%
FutureFuel Corp.	2,330	16,753
TimkenSteel Corp.(b)(c)	6,685	154,423
Tredegar Corp.(b)	3,614	43,766
		214,942
Total Common Stocks & Other Equity Interests (Cost $32,540,723)		28,401,423
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(e)(f) (Cost $12,619)	12,619	12,619
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $32,553,342)		28,414,042
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.20%
Invesco Private Government Fund, 0.74%(e)(f)(g)	2,235,701	$2,235,701
Invesco Private Prime Fund, 0.87%(e)(f)(g)	5,216,114	5,216,636
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,451,993)		7,452,337
TOTAL INVESTMENTS IN SECURITIES-126.08% (Cost $40,005,335)		35,866,379
OTHER ASSETS LESS LIABILITIES-(26.08)%		(7,418,477)
NET ASSETS-100.00%		$28,447,902

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Non-income producing security.
(d)	Restricted security. The value of this security at May 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$37,806	$1,538,358	$(1,563,545)	$-	$-	$12,619	$31
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	268,595	9,031,937	(7,064,831)	-	-	2,235,701	2,007*
Invesco Private Prime Fund	626,722	19,235,684	(14,645,182)	344	(932)	5,216,636	5,755*
Total	$933,123	$29,805,979	$(23,273,558)	$344	$(932)	$7,464,956	$7,793

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
May 31, 2022
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022, for each Fund (except for S&P 500 Enhanced Value ETF, S&P 500® ex-Rate Sensitive Low Volatility ETF, S&P 500 Minimum Variance ETF and S&P 500 Momentum ETF). As of May 31, 2022, all of the securities in S&P 500 Enhanced Value ETF, S&P 500® ex-Rate Sensitive Low Volatility ETF, S&P 500 Minimum Variance ETF and S&P 500 Momentum ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco ESG S&P 500 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,653,666	$-	$-	$5,653,666
Money Market Funds	2,204	67,473	-	69,677
Total Investments	$5,655,870	$67,473	$-	$5,723,343
Invesco Russell 1000 Enhanced Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,536,196	$-	$-	$3,536,196
Money Market Funds	808	269,616	-	270,424
Total Investments	$3,537,004	$269,616	$-	$3,806,620
Invesco Russell 1000 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$748,078,283	$-	$282,083	$748,360,366
Money Market Funds	-	110,857,491	-	110,857,491
Total Investments	$748,078,283	$110,857,491	$282,083	$859,217,857
Invesco Russell 1000 Low Beta Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,802,909	$-	$-	$8,802,909
Money Market Funds	5,182	464,281	-	469,463
Total Investments	$8,808,091	$464,281	$-	$9,272,372
Invesco S&P 500® High Beta ETF
Investments in Securities
Common Stocks & Other Equity Interests	$587,973,807	$-	$-	$587,973,807
Money Market Funds	75,434	33,161,217	-	33,236,651
Total Investments	$588,049,241	$33,161,217	$-	$621,210,458

	Level 1	Level 2	Level 3	Total
Invesco S&P 500® High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,128,254,233	$-	$-	$4,128,254,233
Money Market Funds	-	67,064,907	-	67,064,907
Total Investments	$4,128,254,233	$67,064,907	$-	$4,195,319,140
Invesco S&P 500® Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$10,386,625,831	$-	$-	$10,386,625,831
Money Market Funds	-	67,446,211	-	67,446,211
Total Investments	$10,386,625,831	$67,446,211	$-	$10,454,072,042
Invesco S&P 500 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$753,380,952	$-	$-	$753,380,952
Money Market Funds	136,095	9,313,161	-	9,449,256
Total Investments	$753,517,047	$9,313,161	$-	$762,830,208
Invesco S&P MidCap 400 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$191,369,000	$-	$-	$191,369,000
Money Market Funds	36,090	22,164,538	-	22,200,628
Total Investments	$191,405,090	$22,164,538	$-	$213,569,628
Invesco S&P MidCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,199,335,377	$-	$-	$1,199,335,377
Money Market Funds	842,241	60,490,427	-	61,332,668
Total Investments	$1,200,177,618	$60,490,427	$-	$1,260,668,045
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$47,442,114	$-	$-	$47,442,114
Money Market Funds	12,173	11,134,947	-	11,147,120
Total Investments	$47,454,287	$11,134,947	$-	$58,589,234
Invesco S&P SmallCap High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$21,967,754	$-	$-	$21,967,754
Money Market Funds	-	2,721,462	-	2,721,462
Total Investments	$21,967,754	$2,721,462	$-	$24,689,216
Invesco S&P SmallCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$768,696,240	$-	$-	$768,696,240
Money Market Funds	-	82,517,974	-	82,517,974
Total Investments	$768,696,240	$82,517,974	$-	$851,214,214
Invesco S&P SmallCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$28,401,423	$-	$-	$28,401,423
Money Market Funds	12,619	7,452,337	-	7,464,956
Total Investments	$28,414,042	$7,452,337	$-	$35,866,379